UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-07923

City National Rochdale Funds

(Exact name of registrant as specified in charter)

400 Park Avenue

New York, New York 10022

(Address of principal executive offices) (Zip code)

Faria Adam

400 Park Avenue

New York, New York 10022

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-888-889-0799

Date of fiscal year end: September 30, 2025

Date of reporting period: September 30, 2025

Item 1.	Reports to Stockholders.

(a) A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Act”) (17 CFR § 270.30e-1), is attached hereto.
City National Rochdale Funds

City National Rochdale Government Money Market Fund

Class N Shares - CNGXX

Annual Shareholder Report: September 30, 2025

This annual shareholder report contains important information about Class N Shares of the City National Rochdale Government Money Market Fund (the "Fund") for the period from October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.citynationalrochdalefunds.com/dashboard. You can also request this information by contacting us at 1-888-889-0799.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
City National Rochdale Government Money Market Fund, Class N Shares	$67	0.66%

Key Fund Statistics as of September 30, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)
$8,490,340	49	$3,265

What did the Fund invest in?

Asset WeightingsFootnote Reference*

Value	Value
Short-Term Investments	3.6%
Repurchase Agreements	15.9%
U.S. Treasury Obligations	33.6%
U.S. Government Agency Obligations	45.5%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Goldman Sachs	8.2%
United States Treasury Bills, 4.27%, 10/2/2025	4.7%
United States Treasury Bills, 4.03%, 10/21/2025	4.7%
United States Treasury Bills, 4.04%, 11/6/2025	4.7%
FHLB DN	3.9%
FHLB DN	2.9%
United States Treasury Notes, 4.88%, 5/31/2026	2.5%
FFCB	2.5%
Barclays	2.4%
Daiwa MBS	2.4%

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-888-889-0799

  https://www.citynationalrochdalefunds.com/dashboard

Householding

Rule 30e-1 of the Investment Company Act of 1940 permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-888-889-0799 to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

City National Rochdale Funds

CNGXX-AR-2025

City National Rochdale Funds

City National Rochdale Government Money Market Fund

Class S Shares - CNFXX

Annual Shareholder Report: September 30, 2025

This annual shareholder report contains important information about Class S Shares of the City National Rochdale Government Money Market Fund (the "Fund") for the period from October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.citynationalrochdalefunds.com/dashboard. You can also request this information by contacting us at 1-888-889-0799.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
City National Rochdale Government Money Market Fund, Class S Shares	$80	0.79%

Key Fund Statistics as of September 30, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)
$8,490,340	49	$3,265

What did the Fund invest in?

Asset WeightingsFootnote Reference*

Value	Value
Short-Term Investments	3.6%
Repurchase Agreements	15.9%
U.S. Treasury Obligations	33.6%
U.S. Government Agency Obligations	45.5%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Goldman Sachs	8.2%
United States Treasury Bills, 4.27%, 10/2/2025	4.7%
United States Treasury Bills, 4.03%, 10/21/2025	4.7%
United States Treasury Bills, 4.04%, 11/6/2025	4.7%
FHLB DN	3.9%
FHLB DN	2.9%
United States Treasury Notes, 4.88%, 5/31/2026	2.5%
FFCB	2.5%
Barclays	2.4%
Daiwa MBS	2.4%

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-888-889-0799

  https://www.citynationalrochdalefunds.com/dashboard

Householding

Rule 30e-1 of the Investment Company Act of 1940 permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-888-889-0799 to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

City National Rochdale Funds

CNFXX-AR-2025

City National Rochdale Funds

City National Rochdale Government Money Market Fund

Servicing Class Shares - CNIXX

Annual Shareholder Report: September 30, 2025

This annual shareholder report contains important information about Servicing Class Shares of the City National Rochdale Government Money Market Fund (the "Fund") for the period from October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.citynationalrochdalefunds.com/dashboard. You can also request this information by contacting us at 1-888-889-0799.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
City National Rochdale Government Money Market Fund, Servicing Class Shares	$35	0.34%

Key Fund Statistics as of September 30, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)
$8,490,340	49	$3,265

What did the Fund invest in?

Asset WeightingsFootnote Reference*

Value	Value
Short-Term Investments	3.6%
Repurchase Agreements	15.9%
U.S. Treasury Obligations	33.6%
U.S. Government Agency Obligations	45.5%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Goldman Sachs	8.2%
United States Treasury Bills, 4.27%, 10/2/2025	4.7%
United States Treasury Bills, 4.03%, 10/21/2025	4.7%
United States Treasury Bills, 4.04%, 11/6/2025	4.7%
FHLB DN	3.9%
FHLB DN	2.9%
United States Treasury Notes, 4.88%, 5/31/2026	2.5%
FFCB	2.5%
Barclays	2.4%
Daiwa MBS	2.4%

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-888-889-0799

  https://www.citynationalrochdalefunds.com/dashboard

Householding

Rule 30e-1 of the Investment Company Act of 1940 permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-888-889-0799 to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

City National Rochdale Funds

CNIXX-AR-2025

City National Rochdale Funds

City National Rochdale Municipal High Income Fund

Class N Shares - CNRNX

Annual Shareholder Report: September 30, 2025

This annual shareholder report contains important information about Class N Shares of the City National Rochdale Municipal High Income Fund (the "Fund") for the period from October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.citynationalrochdalefunds.com/dashboard. You can also request this information by contacting us at 1-888-889-0799.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
City National Rochdale Municipal High Income Fund, Class N Shares	$113	1.13%

How did the Fund perform in the last year?

The N Class shares of the Fund posted a return of 2.60% for Q3 2025 versus the Bloomberg 60% Tax Exempt High Yield / 40% Municipal Investment Grade Custom Capped Custom Weighted Index Unhedged US (the "Index") return of 2.28%. Calendar year-to-date, as of September 30, 2025, the Fund returned 1.58% versus the Index return of 2.02%. For the fiscal year ended September 30, 2025, the Fund returned 0.48%, which underperformed its benchmark return of 1.39%.

High yield municipal bond technicals have been positive throughout fiscal year 2025, with strong investor demand as witnessed by positive fund flows, manageable supply and good liquidity. The Fund’s effective duration during fiscal year 2025 has remained slightly long the benchmark index. The Fund has continued to reduce exposure to more speculative non-rated bonds and has added higher quality bonds. Fundamentally, high yield credit quality remains strong, with weaknesses in only a few discrete sectors, such as small private universities, the industrial development sector and small rural hospitals. The portfolio management team utilizes a bottom-up fundamental research process, which includes site visits and meeting with management.

How did the Fund perform during the last 10 years?

Total Return Based on $10,000 Investment

Average Annual Total Returns as of September 30, 2025

Fund/Index Name	1 Year	5 Years	10 Years
City National Rochdale Municipal High Income Fund, Class N Shares	0.48%	0.66%	2.08%
Bloomberg US Municipal Bond Index (USD)	1.39%	0.86%	2.34%
Bloomberg 60% Tax-Exempt High Yield/40% Municipal Investment Grade Custom Capped Custom Weighted Index Unhedged US	0.68%	2.06%	3.60%
	City National Rochdale Municipal High Income Fund, Class N Shares	Bloomberg US Municipal Bond Index (USD)	Bloomberg 60% Tax-Exempt High Yield/40% Municipal Investment Grade Custom Capped Custom Weighted Index Unhedged US
Sep/15	$10,000	$10,000	$10,000
Sep/16	$10,834	$10,558	$10,900
Sep/17	$10,851	$10,650	$11,033
Sep/18	$11,039	$10,687	$11,465
Sep/19	$11,865	$11,601	$12,546
Sep/20	$11,885	$12,076	$12,858
Sep/21	$12,777	$12,393	$13,858
Sep/22	$10,673	$10,968	$11,968
Sep/23	$10,720	$11,260	$12,347
Sep/24	$12,225	$12,428	$14,141
Sep/25	$12,283	$12,601	$14,237

The line graph represents historical performance of a hypothetical investment of $10,000 in the Fund during the last 10 years. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future performance.Call 1-888-889-0799 or visit https://www.citynationalrochdalefunds.com/dashboard for current month-end performance.

Key Fund Statistics as of September 30, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$761,295	410	$3,884	23%

What did the Fund invest in?

Asset/Sector WeightingsFootnote Reference*

Industrial Development 20.0%
General Revenue 20.0%
Education 16.1%
Nursing Homes 14.4%
Health Care 9.0%
Airports 4.5%
Housing 4.2%
General Obligations 2.5%
Tobacco 2.5%
Transportation 2.1%
Short-Term Investment 2.0%
Water 1.1%
Pollution Control 0.7%
Board Bank Revenue 0.1%
Common Stock 0.0%

Value	Value
Common Stock	0.0%
Board Bank Revenue	0.1%
Pollution Control	0.7%
Water	1.1%
Short-Term Investment	2.0%
Transportation	2.1%
Tobacco	2.5%
General Obligations	2.5%
Housing	4.2%
Airports	4.5%
Health Care	9.0%
Nursing Homes	14.4%
Education	16.1%
General Revenue	20.0%
Industrial Development	20.0%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net AssetsFootnote Reference(A)
Puerto Rico, Sales Tax Financing, Sales Tax Revenue, Ser A-1	4.500%	07/01/34	1.3%
Chicago, O'Hare International Airport, Ser A, AMT	5.000%	01/01/48	0.8%
North Texas, Tollway Authority, Convertible Capital Appreciation Project, Ser C	7.000%	09/01/31	0.8%
Westchester, Tobacco Asset Securitization, Sub-Ser C	5.125%	06/01/51	0.8%
Legato Community Authority, Ser A-2	0.000%	12/01/51	0.7%
Illinois State, Housing Development Authority, Stonebridge Gurnee Project, Ser A	5.600%	01/01/56	0.7%
Main Street Natural Gas, Ser E	5.000%	05/01/55	0.7%
Black Belt Energy Gas District, Ser B	5.000%	10/01/55	0.7%
Sierra Vista, Industrial Development Authority	5.750%	06/15/53	0.7%
Puerto Rico, Sales Tax Financing, Sales Tax Revenue, Ser A-2	4.784%	07/01/58	0.7%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-888-889-0799

  https://www.citynationalrochdalefunds.com/dashboard

Householding

Rule 30e-1 of the Investment Company Act of 1940 permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-888-889-0799 to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

City National Rochdale Funds

City National Rochdale Municipal High Income Fund / Class N Shares - CNRNX

Annual Shareholder Report: September 30, 2025

CNRNX-AR-2025

City National Rochdale Funds

City National Rochdale Municipal High Income Fund

Servicing Class Shares - CNRMX

Annual Shareholder Report: September 30, 2025

This annual shareholder report contains important information about Servicing Class Shares of the City National Rochdale Municipal High Income Fund (the "Fund") for the period from October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.citynationalrochdalefunds.com/dashboard. You can also request this information by contacting us at 1-888-889-0799.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
City National Rochdale Municipal High Income Fund, Servicing Class Shares	$88	0.88%

How did the Fund perform in the last year?

The Servicing Class shares of the Fund posted a return of 2.78% for Q3 2025 versus the Bloomberg 60% Tax Exempt High Yield / 40% Municipal Investment Grade Custom Capped Custom Weighted Index Unhedged US (the "Index") return of 2.28%. Calendar year-to-date, as of September 30, 2025, the Fund returned 1.88% versus the Index return of 2.02%. For the fiscal year ended September 30, 2025, the Fund returned 0.84%, which underperformed its benchmark return of 1.39%.

High yield municipal bond technicals have been positive throughout fiscal year 2025, with strong investor demand as witnessed by positive fund flows, manageable supply and good liquidity. The Fund’s effective duration during fiscal year 2025 has remained slightly long the benchmark index. The Fund has continued to reduce exposure to more speculative non-rated bonds and has added higher quality bonds. Fundamentally, high yield credit quality remains strong, with weaknesses in only a few discrete sectors, such as small private universities, the industrial development sector and small rural hospitals. The portfolio management team utilizes a bottom-up fundamental research process, which includes site visits and meeting with management.

How did the Fund perform during the last 10 years?

Total Return Based on $10,000 Investment

Average Annual Total Returns as of September 30, 2025

Fund/Index Name	1 Year	5 Years	10 Years
City National Rochdale Municipal High Income Fund, Servicing Class Shares	0.84%	0.92%	2.33%
Bloomberg US Municipal Bond Index (USD)	1.39%	0.86%	2.34%
Bloomberg 60% Tax-Exempt High Yield/40% Municipal Investment Grade Custom Capped Custom Weighted Index Unhedged US	0.68%	2.06%	3.60%
	City National Rochdale Municipal High Income Fund, Servicing Class Shares	Bloomberg US Municipal Bond Index (USD)	Bloomberg 60% Tax-Exempt High Yield/40% Municipal Investment Grade Custom Capped Custom Weighted Index Unhedged US
Sep/15	$10,000	$10,000	$10,000
Sep/16	$10,850	$10,558	$10,900
Sep/17	$10,905	$10,650	$11,033
Sep/18	$11,111	$10,687	$11,465
Sep/19	$11,971	$11,601	$12,546
Sep/20	$12,033	$12,076	$12,858
Sep/21	$12,968	$12,393	$13,858
Sep/22	$10,862	$10,968	$11,968
Sep/23	$10,924	$11,260	$12,347
Sep/24	$12,489	$12,428	$14,141
Sep/25	$12,594	$12,601	$14,237

The line graph represents historical performance of a hypothetical investment of $10,000 in the Fund during the last 10 years. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future performance.Call 1-888-889-0799 or visit https://www.citynationalrochdalefunds.com/dashboard for current month-end performance.

Key Fund Statistics as of September 30, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$761,295	410	$3,884	23%

What did the Fund invest in?

Asset/Sector WeightingsFootnote Reference*

Value	Value
Common Stock	0.0%
Board Bank Revenue	0.1%
Pollution Control	0.7%
Water	1.1%
Short-Term Investment	2.0%
Transportation	2.1%
Tobacco	2.5%
General Obligations	2.5%
Housing	4.2%
Airports	4.5%
Health Care	9.0%
Nursing Homes	14.4%
Education	16.1%
General Revenue	20.0%
Industrial Development	20.0%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net AssetsFootnote Reference(A)
Puerto Rico, Sales Tax Financing, Sales Tax Revenue, Ser A-1	4.500%	07/01/34	1.3%
Chicago, O'Hare International Airport, Ser A, AMT	5.000%	01/01/48	0.8%
North Texas, Tollway Authority, Convertible Capital Appreciation Project, Ser C	7.000%	09/01/31	0.8%
Westchester, Tobacco Asset Securitization, Sub-Ser C	5.125%	06/01/51	0.8%
Legato Community Authority, Ser A-2	0.000%	12/01/51	0.7%
Illinois State, Housing Development Authority, Stonebridge Gurnee Project, Ser A	5.600%	01/01/56	0.7%
Main Street Natural Gas, Ser E	5.000%	05/01/55	0.7%
Black Belt Energy Gas District, Ser B	5.000%	10/01/55	0.7%
Sierra Vista, Industrial Development Authority	5.750%	06/15/53	0.7%
Puerto Rico, Sales Tax Financing, Sales Tax Revenue, Ser A-2	4.784%	07/01/58	0.7%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-888-889-0799

  https://www.citynationalrochdalefunds.com/dashboard

Householding

Rule 30e-1 of the Investment Company Act of 1940 permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-888-889-0799 to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

City National Rochdale Funds

City National Rochdale Municipal High Income Fund / Servicing Class Shares - CNRMX

Annual Shareholder Report: September 30, 2025

CNRMX-AR-2025

City National Rochdale Funds

City National Rochdale Fixed Income Opportunities Fund

Class N Shares - RIMOX

Annual Shareholder Report: September 30, 2025

This annual shareholder report contains important information about Class N Shares of the City National Rochdale Fixed Income Opportunities Fund (the "Fund") for the period from October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.citynationalrochdalefunds.com/dashboard. You can also request this information by contacting us at 1-888-889-0799.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
City National Rochdale Fixed Income Opportunities Fund, Class N Shares	$121	1.17%

How did the Fund perform in the last year?

The Fund’s Class N shares posted a return of 2.31% for Q3 2025, which outperformed the blended benchmark (40% Bloomberg Multiverse Total Return Index Value Hedged USD, 35% S&P Global Leveraged Loan Index, 25% Bloomberg Emerging Markets High Yield Index) return of 1.84%. Calendar year to date, as of September 30, 2025, the Fund returned 6.07% versus the blended benchmark return of 6.53%. For the fiscal year ended September 30, 2025, the Fund returned 6.77%, which outperformed the blended benchmark return of 6.73%.

For Q3, the Fund’s underlying managers found positive performance in each segment. Manager level performance was in line with strategy level benchmarks during Q3, as well. Year-to-date performance through September 30, 2025, has been more challenged, with underperformance in the U.S. high yield and emerging market high yield segments being the largest detractors. In terms of outlook, management feels that the Fund is positioned reasonably well for a lower interest rate environment and may expect moderate performance due to slightly lower total yield levels.

How did the Fund perform during the last 10 years?

Total Return Based on $10,000 Investment

Average Annual Total Returns as of September 30, 2025

Fund/Index Name	1 Year	5 Years	10 Years
City National Rochdale Fixed Income Opportunities Fund, Class N Shares	6.77%	4.15%	4.05%
Bloomberg Global Aggregate Index (USD)	2.40%	-1.56%	1.15%
Bloomberg Global Aggregate - Corporate Hedged (USD) (TR)Footnote Reference*	4.45%	1.00%	3.32%
40% Bloomberg Multiverse TR Index Value Hedged/35%S&P Global Leveraged Loan Index/25%Bloomberg Emerging Markets High Yield IndexFootnote Reference*	6.73%	3.96%	4.37%
	City National Rochdale Fixed Income Opportunities Fund, Class N Shares	Bloomberg Global Aggregate Index (USD)	Bloomberg Global Aggregate - Corporate Hedged (USD) (TR)Footnote Reference*	40% Bloomberg Multiverse TR Index Value Hedged/35%S&P Global Leveraged Loan Index/25%Bloomberg Emerging Markets High Yield IndexFootnote Reference*
Sep/15	$10,000	$10,000	$10,000	$10,000
Sep/16	$10,804	$10,883	$10,859	$10,961
Sep/17	$11,667	$10,746	$11,104	$11,427
Sep/18	$11,794	$10,605	$11,113	$11,530
Sep/19	$12,245	$11,411	$12,413	$12,270
Sep/20	$12,131	$12,122	$13,183	$12,625
Sep/21	$13,361	$12,012	$13,437	$13,195
Sep/22	$11,326	$9,558	$11,197	$11,447
Sep/23	$12,622	$9,772	$11,713	$12,594
Sep/24	$13,924	$10,943	$13,266	$14,366
Sep/25	$14,867	$11,207	$13,857	$14,366

The line graph represents historical performance of a hypothetical investment of $10,000 in the Fund during the last 10 years. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future performance.Call 1-888-889-0799 or visit https://www.citynationalrochdalefunds.com/dashboard for current month-end performance.

Footnote	Description
Footnote*	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.

Key Fund Statistics as of September 30, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$1,689,980	1,297	$8,059	40%

What did the Fund invest in?

Asset WeightingsFootnote Reference*

Corporate Bonds 50.0%
Collateralized Loan Obligations 19.1%
Loan Participations 16.0%
Non-Listed Business Development Companies 5.4%
Short-Term Investment 4.2%
Limited Partnerships 2.1%
Convertible Bonds 1.3%
Sovereign Debt 0.7%
Note 0.4%
Common Stock 0.2%
Forward Foreign Currency Contracts 0.0%
Warrants 0.0%
Futures Contracts 0.0%

Value	Value
Futures Contracts	0.0%
Warrants	0.0%
Forward Foreign Currency Contracts	0.0%
Common Stock	0.2%
Note	0.4%
Sovereign Debt	0.7%
Convertible Bonds	1.3%
Limited Partnerships	2.1%
Short-Term Investment	4.2%
Non-Listed Business Development Companies	5.4%
Loan Participations	16.0%
Collateralized Loan Obligations	19.1%
Corporate Bonds	50.0%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net AssetsFootnote Reference(A)
Golub Capital BDC 4	—	—	4.4%
Primary Wave Music IP Fund LP	—	—	1.4%
Armada Euro CLO III DAC, Ser 2024-3A, Cl ARR, EUR003M + 1.350%	3.376%	10/15/37	1.0%
TCW Direct Lending LLC	—	—	1.0%
Petroleos de Venezuela	8.500%	10/27/20	0.6%
Sandstone Peak III, Ser 2024-1A, Cl A1, TSFR3M + 1.630%	5.949%	04/25/37	0.6%
Akbank, H15T5Y + 5.270%	9.369%	06/14/74	0.5%
Petroleos Mexicanos	5.950%	01/28/31	0.5%
Sasol Financing USA	4.500%	11/08/27	0.5%
Oberland Capital Healthcare Solutions Co-Invest Offshore LP	—	—	0.5%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-888-889-0799

  https://www.citynationalrochdalefunds.com/dashboard

Householding

Rule 30e-1 of the Investment Company Act of 1940 permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-888-889-0799 to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

City National Rochdale Funds

City National Rochdale Fixed Income Opportunities Fund / Class N Shares - RIMOX

Annual Shareholder Report: September 30, 2025

RIMOX-AR-2025

City National Rochdale Funds

City National Rochdale U.S. Core Equity Fund

Institutional Class Shares - CNRUX

Annual Shareholder Report: September 30, 2025

This annual shareholder report contains important information about Institutional Class Shares of the City National Rochdale U.S. Core Equity Fund (the "Fund") for the period from October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.citynationalrochdalefunds.com/dashboard. You can also request this information by contacting us at 1-888-889-0799. This annual shareholder report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
City National Rochdale U.S. Core Equity Fund, Institutional Class Shares	$63	0.59%

How did the Fund perform in the last year?

The N Class shares of the Fund posted a return of 7.30% for Q3 2025, which underperformed the S&P 500 Index return of 8.11%. Calendar year to date, as of September 30, 2025, the Fund returned 12.66%, which underperformed its benchmark return of 14.81%. For the fiscal year ended September 30, 2025, the Fund returned 14.22%, which underperformed its benchmark return of 17.60%.

U.S. large-cap equities remained resilient through the third quarter, supported by moderating inflation, a stable policy backdrop, and steady corporate earnings. Market leadership continued to narrow around the largest technology and consumer platforms, but breadth improved modestly as investors gained confidence in the durability of the economic cycle.

Valuations are now elevated relative to long-term norms, reflecting optimism about earnings stability and continued productivity gains from AI adoption. While this leaves less room for disappointment, balance sheets remain healthy, margins are holding up, and cash generation supports ongoing buybacks and dividends.

Overall, the outlook for U.S. large-caps is constructive but selective—favorable for companies with clear pricing power, strong profitability, and sustainable growth drivers, yet more demanding for richly valued segments where expectations are already high.

How did the Fund perform during the last 10 years?

Total Return Based on $1,000,000 Investment

Average Annual Total Returns as of September 30, 2025

Fund/Index Name	1 Year	5 Years	10 Years
City National Rochdale U.S. Core Equity Fund, Institutional Class Shares	14.22%	13.62%	13.83%
S&P 500 Index (USD) (TR)Footnote Reference*	17.60%	16.47%	15.30%
	City National Rochdale U.S. Core Equity Fund, Institutional Class Shares	S&P 500 Index (USD) (TR)Footnote Reference*
Sep/15	$1,000,000	$1,000,000
Sep/16	$1,092,491	$1,154,304
Sep/17	$1,304,466	$1,369,113
Sep/18	$1,535,462	$1,614,326
Sep/19	$1,719,901	$1,682,998
Sep/20	$1,929,679	$1,937,956
Sep/21	$2,446,129	$2,519,439
Sep/22	$2,001,466	$2,129,630
Sep/23	$2,410,443	$2,589,999
Sep/24	$3,198,400	$3,531,504
Sep/25	$3,653,273	$4,152,966

The line graph represents historical performance of a hypothetical investment of $1,000,000 in the Fund during the last 10 years. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future performance.Call 1-888-889-0799 or visit https://www.citynationalrochdalefunds.com/dashboard for current month-end performance.

Footnote	Description
Footnote*	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.

Key Fund Statistics as of September 30, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$381,208	55	$1,512	5%

What did the Fund invest in?

Asset/Sector WeightingsFootnote Reference*

Information Technology
34.1%
Financials
16.5%
Communication Services
12.0%
Consumer Discretionary
10.5%
Industrials
8.6%
Health Care
7.1%
Consumer Staples
5.1%
Energy
2.6%
Electric Utilities
1.4%
Real Estate
1.1%
Materials
0.8%
Short-Term Investment
0.4%

Value	Value
Short-Term Investment	0.4%
Materials	0.8%
Real Estate	1.1%
Electric Utilities	1.4%
Energy	2.6%
Consumer Staples	5.1%
Health Care	7.1%
Industrials	8.6%
Consumer Discretionary	10.5%
Communication Services	12.0%
Financials	16.5%
Information Technology	34.1%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
NVIDIA	8.8%
Microsoft	8.1%
Apple	7.1%
Alphabet, Cl A	5.2%
Amazon.Com	3.9%
JPMorgan Chase	3.6%
Broadcom	3.2%
Meta Platforms, Cl A	2.9%
Tesla	2.4%
Berkshire Hathaway, Cl B	2.1%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Material Fund Changes

The Board of Trustees approved the liquidation of the U.S. Core Equity Fund. The Fund will be liquidated on or about December 22, 2025, at which time the net assets of the Fund will be distributed in a manner determined to be in the best interest of the shareholders and the Fund will be closed.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-888-889-0799

  https://www.citynationalrochdalefunds.com/dashboard

Householding

Rule 30e-1 of the Investment Company Act of 1940 permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-888-889-0799 to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

City National Rochdale Funds

City National Rochdale U.S. Core Equity Fund / Institutional Class Shares - CNRUX

Annual Shareholder Report: September 30, 2025

CNRUX-AR-2025

City National Rochdale Funds

City National Rochdale U.S. Core Equity Fund

Class N Shares - CNRWX

Annual Shareholder Report: September 30, 2025

This annual shareholder report contains important information about Class N Shares of the City National Rochdale U.S. Core Equity Fund (the "Fund") for the period from October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.citynationalrochdalefunds.com/dashboard. You can also request this information by contacting us at 1-888-889-0799. This annual shareholder report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
City National Rochdale U.S. Core Equity Fund, Class N Shares	$116	1.09%

How did the Fund perform in the last year?

The N Class shares of the Fund posted a return of 7.21% for Q3 2025, which underperformed the S&P 500 Index return of 8.11%. Calendar year to date, as of September 30, 2025, the Fund returned 12.28%, which underperformed its benchmark return of 14.81%. For the fiscal year ended September 30, 2025, the Fund returned 13.67%, which underperformed its benchmark return of 17.60%.

U.S. large-cap equities remained resilient through the third quarter, supported by moderating inflation, a stable policy backdrop, and steady corporate earnings. Market leadership continued to narrow around the largest technology and consumer platforms, but breadth improved modestly as investors gained confidence in the durability of the economic cycle.

Valuations are now elevated relative to long-term norms, reflecting optimism about earnings stability and continued productivity gains from AI adoption. While this leaves less room for disappointment, balance sheets remain healthy, margins are holding up, and cash generation supports ongoing buybacks and dividends.

Overall, the outlook for U.S. large-caps is constructive but selective—favorable for companies with clear pricing power, strong profitability, and sustainable growth drivers, yet more demanding for richly valued segments where expectations are already high.

How did the Fund perform during the last 10 years?

Total Return Based on $10,000 Investment

Average Annual Total Returns as of September 30, 2025

Fund/Index Name	1 Year	5 Years	10 Years
City National Rochdale U.S. Core Equity Fund, Class N Shares	13.67%	13.17%	13.32%
S&P 500 Index (USD) (TR)Footnote Reference*	17.60%	16.47%	15.30%
	City National Rochdale U.S. Core Equity Fund, Class N Shares	S&P 500 Index (USD) (TR)Footnote Reference*
Sep/15	$10,000	$10,000
Sep/16	$10,863	$11,543
Sep/17	$12,907	$13,691
Sep/18	$15,117	$16,143
Sep/19	$16,853	$16,830
Sep/20	$18,815	$19,380
Sep/21	$23,854	$25,194
Sep/22	$19,416	$21,296
Sep/23	$23,270	$25,900
Sep/24	$30,724	$35,315
Sep/25	$34,924	$41,530

The line graph represents historical performance of a hypothetical investment of $10,000 in the Fund during the last 10 years. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future performance.Call 1-888-889-0799 or visit https://www.citynationalrochdalefunds.com/dashboard for current month-end performance.

Footnote	Description
Footnote*	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.

Key Fund Statistics as of September 30, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$381,208	55	$1,512	5%

What did the Fund invest in?

Asset/Sector WeightingsFootnote Reference*

Value	Value
Short-Term Investment	0.4%
Materials	0.8%
Real Estate	1.1%
Electric Utilities	1.4%
Energy	2.6%
Consumer Staples	5.1%
Health Care	7.1%
Industrials	8.6%
Consumer Discretionary	10.5%
Communication Services	12.0%
Financials	16.5%
Information Technology	34.1%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
NVIDIA	8.8%
Microsoft	8.1%
Apple	7.1%
Alphabet, Cl A	5.2%
Amazon.Com	3.9%
JPMorgan Chase	3.6%
Broadcom	3.2%
Meta Platforms, Cl A	2.9%
Tesla	2.4%
Berkshire Hathaway, Cl B	2.1%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Material Fund Changes

The Board of Trustees approved the liquidation of the U.S. Core Equity Fund. The Fund will be liquidated on or about December 22, 2025, at which time the net assets of the Fund will be distributed in a manner determined to be in the best interest of the shareholders and the Fund will be closed.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-888-889-0799

  https://www.citynationalrochdalefunds.com/dashboard

Householding

Rule 30e-1 of the Investment Company Act of 1940 permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-888-889-0799 to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

City National Rochdale Funds

City National Rochdale U.S. Core Equity Fund / Class N Shares - CNRWX

Annual Shareholder Report: September 30, 2025

CNRWX-AR-2025

City National Rochdale Funds

City National Rochdale U.S. Core Equity Fund

Servicing Class Shares - CNRVX

Annual Shareholder Report: September 30, 2025

This annual shareholder report contains important information about Servicing Class Shares of the City National Rochdale U.S. Core Equity Fund (the "Fund") for the period from October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.citynationalrochdalefunds.com/dashboard. You can also request this information by contacting us at 1-888-889-0799. This annual shareholder report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
City National Rochdale U.S. Core Equity Fund, Servicing Class Shares	$90	0.84%

How did the Fund perform in the last year?

The Service Class shares of the Fund posted a return of 7.25% for Q3 2025, which underperformed the S&P 500 Index return of 8.11%. Calendar year to date, as of September 30, 2025, the Fund returned 12.47%, which underperformed its benchmark return of 14.81%. For the fiscal year ended September 30, 2025, the Fund returned 13.92%, which underperformed its benchmark return of 17.60%.

U.S. large-cap equities remained resilient through the third quarter, supported by moderating inflation, a stable policy backdrop, and steady corporate earnings. Market leadership continued to narrow around the largest technology and consumer platforms, but breadth improved modestly as investors gained confidence in the durability of the economic cycle.

Valuations are now elevated relative to long-term norms, reflecting optimism about earnings stability and continued productivity gains from AI adoption. While this leaves less room for disappointment, balance sheets remain healthy, margins are holding up, and cash generation supports ongoing buybacks and dividends.

Overall, the outlook for U.S. large-caps is constructive but selective—favorable for companies with clear pricing power, strong profitability, and sustainable growth drivers, yet more demanding for richly valued segments where expectations are already high.

How did the Fund perform during the last 10 years?

Total Return Based on $10,000 Investment

Average Annual Total Returns as of September 30, 2025

Fund/Index Name	1 Year	5 Years	10 Years
City National Rochdale U.S. Core Equity Fund, Servicing Class Shares	13.92%	13.45%	13.61%
S&P 500 Index (USD) (TR)Footnote Reference*	17.60%	16.47%	15.30%
	City National Rochdale U.S. Core Equity Fund, Servicing Class Shares	S&P 500 Index (USD) (TR)Footnote Reference*
Sep/15	$10,000	$10,000
Sep/16	$10,897	$11,543
Sep/17	$12,983	$13,691
Sep/18	$15,240	$16,143
Sep/19	$17,029	$16,830
Sep/20	$19,056	$19,380
Sep/21	$24,225	$25,194
Sep/22	$19,762	$21,296
Sep/23	$23,750	$25,900
Sep/24	$31,440	$35,315
Sep/25	$35,818	$41,530

The line graph represents historical performance of a hypothetical investment of $10,000 in the Fund during the last 10 years. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future performance.Call 1-888-889-0799 or visit https://www.citynationalrochdalefunds.com/dashboard for current month-end performance.

Footnote	Description
Footnote*	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.

Key Fund Statistics as of September 30, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$381,208	55	$1,512	5%

What did the Fund invest in?

Asset/Sector WeightingsFootnote Reference*

Value	Value
Short-Term Investment	0.4%
Materials	0.8%
Real Estate	1.1%
Electric Utilities	1.4%
Energy	2.6%
Consumer Staples	5.1%
Health Care	7.1%
Industrials	8.6%
Consumer Discretionary	10.5%
Communication Services	12.0%
Financials	16.5%
Information Technology	34.1%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
NVIDIA	8.8%
Microsoft	8.1%
Apple	7.1%
Alphabet, Cl A	5.2%
Amazon.Com	3.9%
JPMorgan Chase	3.6%
Broadcom	3.2%
Meta Platforms, Cl A	2.9%
Tesla	2.4%
Berkshire Hathaway, Cl B	2.1%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Material Fund Changes

The Board of Trustees approved the liquidation of the U.S. Core Equity Fund. The Fund will be liquidated on or about December 22, 2025, at which time the net assets of the Fund will be distributed in a manner determined to be in the best interest of the shareholders and the Fund will be closed.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-888-889-0799

  https://www.citynationalrochdalefunds.com/dashboard

Householding

Rule 30e-1 of the Investment Company Act of 1940 permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-888-889-0799 to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

City National Rochdale Funds

City National Rochdale U.S. Core Equity Fund / Servicing Class Shares - CNRVX

Annual Shareholder Report: September 30, 2025

CNRVX-AR-2025

(b) Not applicable.

Item 2.	Code of Ethics.

The City National Rochdale Funds (the “Registrant” or “Trust”) has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, controller or principal accounting officer, and any person who performs a similar function. There have been no amendments to or waivers (implicit or explicit) granted with respect to any provision of this code of ethics during the period covered by this report.

Item 3.	Audit Committee Financial Expert.

(a)(1) The Registrant’s Board of Trustees has determined that the Registrant has at least one audit committee financial expert serving on the audit committee.

(a)(2) The audit committee financial expert is James R. Wolford. Mr. Wolford is independent as defined in Form N-CSR Item 3(a)(2).

Item 4.	Principal Accountant Fees and Services.

Fees billed by Cohen & Company, LTD (“Cohen”) related to the Trust.

Cohen billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years as follows:

Audit Fees(1)

(a)	The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $152,000 for 2025 and $191,500 for 2024.

Notes:

(1)	Audit fees include amounts related to the audit of the Registrant’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings.

(e)(1)	Not applicable.

(e)(2)	Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	2025	2024
Audit-Related Fees	N/A	N/A
Tax Fees	N/A	N/A
All Other Fees	N/A	N/A

(f)	Not applicable.

(g)	The aggregate non-audit fees and services billed by Cohen for the last two fiscal years were $0 and $0 for 2025 and 2024, respectively.

(h)	Not applicable.

(i)	Not applicable. The Registrant has not retained, for the preparation of the audit report on the financial statements included in the Form N-CSR, a registered public accounting firm that has a branch or office that is located in a foreign jurisdiction and that the Public Company Accounting Oversight Board (the “PCAOB”) has determined that the PCAOB is unable to inspect or investigate completely because of a position taken by an authority in the foreign jurisdiction.

(j) Not applicable. The Registrant is not a “foreign issuer,” as defined in 17 CFR § 240.3b-4.

Item 5. Audit Committee of Listed Registrants.

Not applicable to unlisted registrants.

Item 6. Investments.

(a) The Schedule of Investments is included as part of the Financial Statements and Other Information filed under Item 7 of this form.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Financial statements and financial highlights are filed herein.

CITY NATIONAL ROCHDALE FUNDS

2025 ANNUAL FINANCIALS AND OTHER INFORMATION

SEPTEMBER 30, 2025

This report and the financial statements contained herein are provided for the general information of the shareholders of City National Rochdale Funds. This report is not authorized for distribution to prospective investors in City National Rochdale Funds unless preceded or accompanied by an effective prospectus. Please remember that past performance is no guarantee of future results.

Shares of City National Rochdale Funds are not deposits or obligations of any bank, are not guaranteed by any bank, are not insured by the FDIC or any other agency and involve investment risks, including the possible loss of the principal amount invested.

TABLE OF CONTENTS

City National Rochdale Funds Annual Financials and Other Information

Financial Statements (Form N-CSR Item 7)
Schedules of Investments	2
Statements of Assets and Liabilities	74
Statements of Operations	76
Statements of Changes in Net Assets	78
Statement of Cash Flows	80
Financial Highlights	82
Notes to Financial Statements	84
Report of Independent Registered Public Accounting Firm	93
Notice to Shareholders (Unaudited)	94
Other Information - (Form N-CSR Items 8-11) (Unaudited)	95

CITY NATIONAL ROCHDALE FUNDS | PAGE 1

schedule of investments
September 30, 2025
City National Rochdale Government Money Market Fund

Description	Face Amount (000)	Value (000)
U.S. Government Agency Obligations [45.5%]
Federal Farm Credit Bank (FFCB) [9.6%]
FFCB
4.325%, SOFR + 0.125%, 07/09/26(A)	$100,000	$100,000
4.325%, SOFR + 0.125%, 08/06/26(A)	150,000	150,000
4.335%, SOFR + 0.135%, 09/16/26(A)	100,000	100,000
4.335%, SOFR + 0.135%, 11/18/26(A)	215,000	215,000
4.340%, SOFR + 0.140%, 12/02/26(A)	100,000	100,000
4.335%, SOFR + 0.135%, 12/09/26(A)	150,000	150,000

Federal Home Loan Bank (FHLB) [32.9%]
FHLB
4.335%, SOFR + 0.135%, 12/11/26(A)	100,000	100,000
FHLB DN
4.226%, 10/10/25(B)	150,000	149,842
4.281%, 10/15/25(B)	333,000	332,452
4.265%, 10/29/25(B)	150,000	149,510
4.299%, 10/31/25(B)	100,000	99,646
4.206%, 11/05/25(B)	150,000	149,393
4.197%, 11/07/25(B)	100,000	99,573
4.189%, 11/12/25(B)	100,000	99,516
4.184%, 11/14/25(B)	50,000	49,747
4.178%, 11/19/25(B)	150,000	149,156
4.003%, 11/25/25(B)	200,000	198,787
4.100%, 11/28/25(B)	250,000	248,365
4.066%, 12/05/25(B)	200,000	198,547
3.991%, 12/10/25(B)	40,000	39,693
3.949%, 12/17/25(B)	200,000	198,327
3.907%, 12/24/25(B)	100,000	99,097
3.945%, 01/07/26(B)	90,000	89,046
3.892%, 01/14/26(B)	200,000	197,758
3.795%, 03/18/26(B)	150,000	147,393

Federal National Mortgage Association (FNMA) [3.0%]
FNMA
4.340%, SOFR + 0.140%, 11/20/26(A)	54,000	54,000
FNMA DN
4.002%, 12/02/25(B)	200,000	198,634

Total U.S. Government Agency Obligations
(Cost $3,863,482)		3,863,482

U.S. Treasury Obligations [33.6%]
United States Treasury Bills
4.269%, 10/02/25(B)	$400,000	$399,953
4.275%, 10/07/25(B)	200,000	199,859
4.032%, 10/21/25(B)	400,000	399,107
4.292%, 10/23/25(B)	100,000	99,740
4.062%, 10/28/25(B)	200,000	199,393
4.035%, 11/06/25(B)	400,000	398,394
4.169%, 11/13/25(B)	100,000	99,507
4.151%, 12/09/25(B)	100,000	99,215
4.243%, 12/11/25(B)	200,000	198,362
3.922%, 12/18/25(B)	200,000	198,317
United States Treasury Notes
5.000%, 10/31/25	100,000	100,051
0.375%, 11/30/25	150,000	149,042
4.875%, 04/30/26	100,000	100,477
4.875%, 05/31/26	214,000	215,497

Total U.S. Treasury Obligations
(Cost $2,856,914)		2,856,914

Short-Term Investments [3.6%]
Goldman Sachs Financial Square Funds - Government Fund, 4.032%**	184,947,720	184,948
Morgan Stanley Institutional Liquidity Funds - Institutional Select, 4.050%**	121,463,623	121,463

Total Short-Term Investments
(Cost $306,411)		306,411

Repurchase Agreements [15.9%]
Barclays (C)
4.040%, dated 09/18/25, repurchased on 10/30/25, repurchase price $200,942,667 (collateralized by various U.S. Treasury obligations, par values ranging from $26,240,800-$110,139,600, 1.375%-4.000%, 01/15/2027-05/15/2033; with a total market value of $204,000,067)	200,000	200,000

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 2

schedule of investments
September 30, 2025
City National Rochdale Government Money Market Fund (concluded)

Description	Face Amount (000)	Value (000)
Barclays (C)
3.950%, dated 09/30/25, repurchased on 10/01/25, repurchase price $105,011,559 (collateralized by a U.S. Treasury obligation, par value 113,489,700, 1.250%, 05/31/2028; with a total market value of $107,100,079)	$105,000	$105,000
Barclays MBS (C)
4.000%, dated 09/30/25, repurchased on 10/01/25, repurchase price $100,011,148 (collateralized by various U.S. Treasury obligations, par values ranging from $2,725,000-$94,466,600, 2.000%-4.625%, 04/30/2031-08/20/2040; with a total market value of $102,000,028)	100,000	100,000
Daiwa (C)
4.000%, dated 09/30/25, repurchased on 10/01/25, repurchase price $41,004,608 (collateralized by various U.S. Treasury obligations, par values ranging from $112,301-$17,952,424, 1.625%-6.000%, 11/30/2026-05/01/2055; with a total market value of $42,160,382)	41,000	41,000
Daiwa MBS (C)
4.020%, dated 09/30/25, repurchased on 10/01/25, repurchase price $200,022,616 (collateralized by various U.S. Treasury obligations, par values ranging from $1,000-$64,736,715, 2.000%-6.500%, 02/28/2026-09/01/2055; with a total market value of $205,908,288)	200,000	200,000
Goldman Sachs (C)
4.140%, dated 09/30/25, repurchased on 10/01/25, repurchase price $700,080,764 (collateralized by various U.S. Treasury obligations, par values ranging from $8,000-$82,198,000, 0.000%-6.750%, 10/29/2025-09/08/2045; with a total market value of $714,000,647)	$700,000	$700,000

Total Repurchase Agreements
(Cost $1,346,000)		1,346,000

Total Investments [98.6%]
(Cost $8,372,807)		$8,372,807

Percentages are based on net assets of $8,490,340 (000).

**	The rate reported is the 7-day effective yield as of September 30, 2025.

(A)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates for certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(B)	Interest rate represents the security’s effective yield at the time of purchase.

(C)	Tri-party Repurchase Agreement.

DN — Discount Note

FFCB — Federal Farm Credit Bank

FHLB — Federal Home Loan Bank

FNMA — Federal National Mortgage Association

SOFR — Secured Overnight Financing Rate

The following is a summary of the inputs used as of September 30, 2025, in valuing the Fund’s investments carried at value (000):

Investments in Securities	Level 1	Level 2	Level 3	Total
U.S. Government Agency Obligations	$—	$3,863,482	$—	$3,863,482
U.S. Treasury Obligations	—	2,856,914	—	2,856,914
Short-Term Investments	306,411	—	—	306,411
Repurchase Agreements	—	1,346,000	—	1,346,000
Total Investments in Securities	$306,411	$8,066,396	$—	$8,372,807

Amounts designated as “—” are either $0 or have been rounded to $0.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 3

schedule of investments
September 30, 2025
City National Rochdale Municipal High Income Fund

Description	Face Amount (000)	Value (000)
Municipal Bonds [97.2%]
Alabama [2.8%]
Black Belt Energy Gas District, Ser A, RB
Callable 02/01/32 @ 100
5.250%, 05/01/56(A)	$5,000	$5,201
Black Belt Energy Gas District, Ser B, RB
Callable 06/01/32 @ 100
5.000%, 10/01/55(A)	5,000	5,406
Black Belt Energy Gas District, Ser E, RB
Callable 02/01/35 @ 100
5.000%, 12/01/55(A)	1,250	1,347
Energy Southeast A Cooperative District, Ser B-1, RB
Callable 08/01/31 @ 100
5.750%, 04/01/54(A)	1,000	1,120
Hoover Industrial Development Board, RB, AMT
Callable 10/01/29 @ 100
5.750%, 10/01/49	4,750	4,799
Mobile County, Industrial Development Authority, RB, AMT
Callable 06/20/34 @ 100
5.000%, 06/01/54	1,000	961
Tuscaloosa County, Industrial Development Authority, Ser A, RB
Callable 05/01/29 @ 100
5.250%, 05/01/44(B)	3,000	2,988

Total Alabama		21,822

Arizona [2.3%]
Arizona State, Industrial Development Authority, RB
Callable 03/01/32 @ 103
6.875%, 03/01/55(B)	2,000	2,002
Arizona State, Industrial Development Authority, RB
Callable 03/01/32 @ 103
6.750%, 03/01/65(B)	3,000	2,889
Arizona State, Industrial Development Authority, RB
Callable 01/01/35 @ 100
5.125%, 01/01/59	375	345
Arizona State, Industrial Development Authority, RB
Callable 07/01/28 @ 100
5.000%, 07/01/43(B)	310	296
Arizona State, Industrial Development Authority, RB
Callable 07/15/29 @ 100
4.000%, 07/15/56(B)	$225	$157
Maricopa County, Industrial Development Authority, RB
Callable 07/01/30 @ 100
6.250%, 07/01/53(B)	1,400	1,344
Phoenix, Industrial Development Authority, Legacy Traditional School Projects, RB
Callable 11/02/25 @ 100
5.000%, 07/01/45(B)	3,300	3,155
Pima County, Industrial Development Authority, Noah Webster School Project, RB
Callable 11/02/25 @ 100
7.000%, 12/15/43	1,500	1,501
Sierra Vista, Industrial Development Authority, RB
Callable 06/15/30 @ 100
5.750%, 06/15/53(B)	5,400	5,360
Tempe, Industrial Development Authority, Mirrabella at ASU Project, Ser A, RB
Callable 10/01/27 @ 100
6.125%, 10/01/52(B)	1,200	770

Total Arizona		17,819

Arkansas [0.6%]
Arkansas State, Development Finance Authority, RB, AMT
Callable 09/01/26 @ 103
4.500%, 09/01/49(B)	4,530	4,338

California [6.9%]
California State, Community Choice Financing Authority, RB
Callable 08/01/32 @ 100
3.000%, 02/01/57(B)	7,500	4,967
California State, Community Choice Financing Authority, Ser B-1-GREEN, RB
Callable 05/01/31 @ 101
4.000%, 02/01/52(A)	3,750	3,844
California State, Community Housing Agency, RB
Callable 08/01/31 @ 100
4.000%, 02/01/56(B)	3,000	2,433

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 4

schedule of investments
September 30, 2025
City National Rochdale Municipal High Income Fund (continued)

Description	Face Amount (000)	Value (000)
California State, Infrastructure & Economic Development Bank, Sub-Ser B, RB, AMT
Callable 01/01/29 @ 105
9.500%, 01/01/65(A)(B)	$3,795	$3,474
California State, Municipal Finance Authority, California Baptist University, Ser A, RB
Callable 11/02/25 @ 100
5.500%, 11/01/45(B)	4,000	3,997
California State, Municipal Finance Authority, Ser A, RB, AGM
Callable 11/01/32 @ 100
5.250%, 11/01/52	1,000	1,022
California State, Municipal Finance Authority, Ser D, SPL Tax
Callable 09/01/29 @ 103
6.000%, 09/01/42	2,000	2,143
California State, Pollution Control Financing Authority, RB, AMT
7.500%, 07/01/32(B) (C)	1,275	14
California State, Pollution Control Financing Authority, RB, AMT
Callable 07/01/33 @ 100
5.000%, 07/01/34(B)	1,000	1,089
California State, Public Finance Authority, RB
8.500%, 03/01/34(B)	1,000	960
California State, Public Finance Authority, Ser A, RB
Callable 06/01/31 @ 103
6.200%, 06/01/44(B)	2,875	2,762
California State, School Finance Authority, RB
Callable 08/01/32 @ 100
5.375%, 08/01/42(B)	50	52
California State, School Finance Authority, View Park Elementary & Middle School Project, Ser A, RB
Callable 11/02/25 @ 100
6.000%, 10/01/49	1,120	1,104
California State, School Finance Authority, View Park Elementary & Middle School Project, Ser A, RB
Callable 11/02/25 @ 100
5.875%, 10/01/44	1,000	988
California State, School Finance Authority, View Park Elementary & Middle School Project, Ser A, RB
Callable 11/02/25 @ 100
5.625%, 10/01/34	$575	$575
California State, Statewide Communities Development Authority, RB
Callable 06/01/28 @ 100
5.500%, 12/01/58(B)	1,500	1,493
California State, Statewide Communities Development Authority, RB
Callable 06/01/28 @ 100
5.250%, 12/01/43(B)	500	501
California State, Statewide Communities Development Authority, RB
Callable 11/02/25 @ 100
5.250%, 12/01/44	4,000	4,000
City & County of San Francisco California Community Facilities District No. 2016-1, SPL Tax
Callable 09/01/28 @ 103
4.000%, 09/01/42(B)	2,250	2,052
City & County of San Francisco California Infrastructure & Revitalization Financing Dist No. 1, TA
Callable 09/01/32 @ 100
5.000%, 09/01/52(B)	1,320	1,260
CMFA Special Finance Agency VII, RB
Callable 08/01/31 @ 100
3.000%, 08/01/56(B)	5,500	3,712
CSCDA Community Improvement Authority, RB
Callable 05/01/32 @ 100
3.250%, 05/01/57(B)	3,430	2,313
CSCDA Community Improvement Authority, RB
Callable 06/01/31 @ 100
3.000%, 06/01/47(B)	1,090	751
CSCDA Community Improvement Authority, Ser W, RB
Callable 06/01/32 @ 100
3.000%, 12/01/49(B)	1,000	666

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 5

schedule of investments
September 30, 2025
City National Rochdale Municipal High Income Fund (continued)

Description	Face Amount (000)	Value (000)
Orange County Community Facilities District, Ser A, SPL Tax
Callable 08/15/29 @ 103
5.000%, 08/15/52	$3,200	$3,247
San Francisco City & County Airport Comm-San Francisco International Airport, RB, AMT
Callable 05/01/34 @ 100
5.250%, 05/01/44	2,000	2,094

Total California		51,513

Colorado [10.7%]
9th Avenue Metropolitan District No. 2, GO
Callable 11/02/25 @ 102
5.000%, 12/01/48	1,000	966
Amber Creek, Metropolitan District, Ser A, GO
Callable 11/02/25 @ 101
5.125%, 12/01/47	1,041	1,005
Amber Creek, Metropolitan District, Ser A, GO
Callable 11/02/25 @ 101
5.000%, 12/01/37	648	643
Banning Lewis Ranch Metropolitan District No. 8, GO
Callable 06/01/26 @ 103
4.875%, 12/01/51(B)	3,500	3,052
Broadway Station Metropolitan District No. 2, Ser A, GO
Callable 11/02/25 @ 102
5.000%, 12/01/35	729	655
Broadway Station Metropolitan District No. 3, GO
Callable 11/02/25 @ 102
5.000%, 12/01/49	1,500	1,145
Buffalo Highlands Metropolitan District, Ser A, GO
Callable 10/23/25 @ 102
5.375%, 12/01/48	1,775	1,720
Canyons Metropolitan District No. 5, Sub-Ser B, GO
Callable 12/01/29 @ 103
6.500%, 12/15/54	1,000	1,005
Chambers Highpoint Metropolitan District No. 2, GO
Callable 09/01/26 @ 103
5.000%, 12/01/41	515	451
Chambers Highpoint Metropolitan District No. 2, GO
Callable 09/01/26 @ 103
5.000%, 12/01/51	$1,505	$1,187
Colorado State, Educational & Cultural Facilities Authority, Aspen Ridge School Project, RB
Callable 11/02/25 @ 100
5.250%, 07/01/46(B)	1,930	1,893
Colorado State, Educational & Cultural Facilities Authority, Aspen Ridge School Project, RB
Callable 11/02/25 @ 100
5.000%, 07/01/36(B)	1,415	1,415
Colorado State, Health Facilities Authority, RB
Callable 11/15/31 @ 100
4.000%, 11/15/50	1,950	1,715
Colorado State, Health Facilities Authority, Ser A, RB
Callable 05/15/28 @ 103
5.000%, 05/15/35	1,170	1,065
Colorado State, Health Facilities Authority, Ser A, RB
Callable 05/15/28 @ 103
5.000%, 05/15/49	3,000	2,182
Colorado State, Health Facilities Authority, Ser A-, RB
Callable 08/01/29 @ 100
4.000%, 08/01/44	4,155	3,704
Colorado State, High Performance Transportation Enterprise, U.S. 36 & I-25 Managed Lanes Project, RB, AMT
Callable 11/02/25 @ 100
5.750%, 01/01/44	2,000	2,001
Constitution Heights Metropolitan District, GO
Callable 11/02/25 @ 103
5.000%, 12/01/49	1,255	1,164
Denver, International Business Center Metropolitan District No. 1, Ser A, GO
Callable 10/23/25 @ 100
4.000%, 12/01/48	850	711
Eastern Hills Metropolitan District No. 10, Ser A, GO
Callable 06/01/30 @ 103
6.000%, 12/01/55	3,000	3,044

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 6

schedule of investments
September 30, 2025
City National Rochdale Municipal High Income Fund (continued)

Description	Face Amount (000)	Value (000)
Elora Metropolitan District, Ser A, GO
Callable 06/01/30 @ 103
6.000%, 12/01/55	$3,000	$3,049
Erie Highlands, Metropolitan District No. 1, GO, BAM
Callable 12/01/30 @ 100
2.250%, 12/01/40	900	641
Four Corners Business Improvement District, GO
Callable 09/01/27 @ 103
6.000%, 12/01/52	1,130	1,133
Green Valley Ranch East Metropolitan District No. 6, Ser A, GO
Callable 10/23/25 @ 103
5.875%, 12/01/50	1,195	1,207
Greenways Metropolitan District No. 1, Ser A, GO
Callable 09/01/26 @ 103
4.625%, 12/01/51	3,685	2,834
Haymeadow Metropolitan District No. 1, Ser A, GO
Callable 03/01/30 @ 103
6.125%, 12/01/54	1,000	1,019
Jefferson Center, Metropolitan District No. 1, Ser A-2, RB
Callable 11/02/25 @ 102
4.375%, 12/01/47	250	224
Jefferson Center, Metropolitan District No. 1, Ser A-2, RB
Callable 11/02/25 @ 102
4.125%, 12/01/40	575	525
Lafferty Canyon Metropolitan District, Ser A, GO
Callable 03/01/30 @ 103
5.625%, 12/01/55	1,445	1,419
Lanterns Metropolitan District No. 3, Sub-Ser A-1, GO
Callable 12/01/28 @ 103
7.250%, 12/01/53	2,300	2,373
Legato Community Authority, Ser A-1, RB
Callable 06/01/26 @ 103
5.000%, 12/01/51	1,025	870
Legato Community Authority, Ser A-2, RB
Callable 06/01/26 @ 101
0.000%, 12/01/51(D)	7,335	5,701
Mineral Business Improvement District, Ser A, GO
Callable 12/01/29 @ 103
5.750%, 12/01/54(B)	1,250	1,246
Newlin Crossing Metropolitan District, Ser A, GO
Callable 12/01/29 @ 103
5.375%, 12/01/54(B)	$1,145	$1,103
North Holly, Metropolitan District, Ser A, GO
Callable 10/23/25 @ 102
5.500%, 12/01/48	1,755	1,738
North Range Metropolitan District No. 3, Ser A, GO
Callable 12/01/25 @ 103
5.250%, 12/01/50	3,000	2,991
Parterre Metropolitan District No. 5, Ser A, GO
Callable 06/01/30 @ 103
6.125%, 12/01/55	1,500	1,562
Poudre Heights Valley Metropolitan District, Ser A, GO
Callable 09/01/29 @ 103
5.500%, 12/01/54(B)	975	903
Rampart Range Metropolitan District No. 5, RB
Callable 10/01/26 @ 102
4.000%, 12/01/51	3,725	3,021
Red Barn Metropolitan District, Ser A, GO
Callable 03/01/30 @ 103
5.500%, 12/01/55	1,800	1,800
Regional Transportation District, RB
4.000%, 07/15/40	500	473
Senac South Metropolitan District No. 1, Ser A, GO
Callable 12/01/26 @ 103
5.250%, 12/01/51	5,000	4,678
Southglenn, Metropolitan District, GO
Callable 11/02/25 @ 100
5.000%, 12/01/46	1,551	1,446
Spring Hill, Metropolitan District No. 3, Ser A, GO
Callable 12/01/27 @ 103
6.750%, 12/01/52(B)	500	503
Sterling Ranch Community Authority Board, RB
Callable 06/01/29 @ 103
6.500%, 12/01/54	1,000	1,027
Vermilion Creek Metropolitan District No. 3, GO
Callable 06/01/30 @ 103
5.875%, 12/01/55	3,425	3,476

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 7

schedule of investments
September 30, 2025
City National Rochdale Municipal High Income Fund (continued)

Description	Face Amount (000)	Value (000)
Village at Dry Creek Metropolitan District No. 2, GO
Callable 11/02/25 @ 102
4.375%, 12/01/44	$624	$597
Water Valley, Metropolitan District No. 02, GO
Callable 12/01/26 @ 100
4.000%, 12/01/33	250	235
Westcreek Metropolitan District No. 2, Ser A, GO
Callable 10/23/25 @ 102
5.375%, 12/01/48	1,283	1,243
Wyndham Hill Metropolitan District No. 2, Ser A, GO, BAM
Callable 12/01/28 @ 100
4.000%, 12/01/49	1,500	1,356

Total Colorado		81,116

District of Columbia [0.7%]
District of Columbia, Ser A, GO
Callable 04/15/29 @ 100
4.000%, 10/15/39	5,000	4,961

Florida [7.4%]
Alachua County, Health Facilities Authority, RB
Callable 11/02/25 @ 100
6.375%, 11/15/49(C)	1,610	24
Capital Trust Agency, Pineapple Cove Classical Academy, RB
Callable 01/01/29 @ 100
5.375%, 07/01/54(B)	1,500	1,330
Capital Trust Agency, Pineapple Cove Classical Academy, RB
Callable 01/01/29 @ 100
5.125%, 07/01/39(B)	1,500	1,439
Capital Trust Agency, RB
Callable 06/15/26 @ 100
4.000%, 06/15/41(B)	1,750	1,471
Capital Trust Agency, Renaissance Charter School Project, RB
Callable 06/15/26 @ 100
5.000%, 06/15/39(B)	3,610	3,442
Capital Trust Agency, Renaissance Charter School Project, RB
Callable 06/15/26 @ 100
5.000%, 06/15/49(B)	2,750	2,444
Charlotte County, Industrial Development Authority, RB, AMT
Callable 10/01/27 @ 100
5.000%, 10/01/49(B)	$1,915	$1,850
Charlotte County, Industrial Development Authority, RB, AMT
Callable 10/01/31 @ 100
4.000%, 10/01/41(B)	905	820
County of Miami-Dade Florida Aviation Revenue, Ser A, RB, AMT
Callable 10/01/29 @ 100
5.000%, 10/01/49	2,000	2,004
County of Monroe Florida Airport Revenue, Ser 202, RB, AMT
Callable 10/01/32 @ 100
5.000%, 10/01/52	750	737
County of Okaloosa Florida, RB
Callable 05/15/32 @ 103
5.750%, 05/15/55(B)	1,000	1,011
East Nassau Stewardship District, SPA
Callable 05/01/35 @ 100
6.000%, 05/01/45	3,205	3,284
Florida Local Government Finance Commission, RB
Callable 11/15/32 @ 103
6.750%, 11/15/55(B)	1,000	1,030
Florida State, Development Finance, RB
Callable 06/15/34 @ 101
6.125%, 06/15/50(B)	2,600	2,667
Florida State, Development Finance, RB
Callable 06/15/34 @ 101
6.000%, 06/15/45(B)	1,500	1,543
Florida State, Development Finance, RB
Callable 06/15/32 @ 100
5.750%, 06/15/47	2,750	2,818
Florida State, Development Finance, RB
Callable 06/01/27 @ 103
5.250%, 06/01/50(B)	100	93
Florida State, Development Finance, RB
Callable 06/01/28 @ 103
5.000%, 06/01/35(B)	200	206

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 8

schedule of investments
September 30, 2025
City National Rochdale Municipal High Income Fund (continued)

Description	Face Amount (000)	Value (000)
Florida State, Development Finance, RB
Callable 09/15/27 @ 100
5.000%, 09/15/50(B)	$450	$385
Florida State, Development Finance, RB
Callable 06/01/28 @ 103
4.000%, 06/01/46(B)	300	227
Florida State, Development Finance, RB, AMT
Callable 04/02/26 @ 100
6.125%, 07/01/32(A)(B)	2,970	3,000
Florida State, Development Finance, RB, AMT
5.250%, 08/01/29(B)	1,375	1,429
Florida State, Development Finance, RB, AMT
Callable 11/02/25 @ 102
5.000%, 05/01/29(B)	3,500	3,546
Florida State, Development Finance, Renaissance Charter School Project, Ser A, RB
Callable 11/02/25 @ 100
6.125%, 06/15/44(B)	3,000	3,000
Florida State, Development Finance, Renaissance Charter School Project, Ser A, RB
Callable 11/02/25 @ 100
6.000%, 06/15/34(B)	2,110	2,112
Lakewood Ranch Stewardship District, SPA
Callable 05/01/35 @ 100
6.000%, 05/01/56	1,500	1,530
Lakewood Ranch Stewardship District, SPA
Callable 05/01/35 @ 100
5.800%, 05/01/45	1,000	1,020
Lakewood Ranch, Stewardship District, SPA
Callable 05/01/33 @ 100
6.125%, 05/01/43	1,000	1,054
Lakewood Ranch, Stewardship District, SPA
5.450%, 05/01/33	500	533
Lakewood Ranch, Stewardship District, SPA
Callable 05/01/27 @ 100
5.250%, 05/01/37	1,810	1,836
Miami-Dade County, Industrial Development Authority, Pinecrest Academy Project, RB
Callable 11/02/25 @ 100
5.250%, 09/15/44	2,500	2,383
Miami-Dade County, Industrial Development Authority, Youth CO-OP Charter Schools Project, Ser A, RB
Callable 11/02/25 @ 100
5.750%, 09/15/35(B)	$1,605	$1,605
Palm Beach County Educational Facilities Authority, RB
Callable 04/01/34 @ 100
5.250%, 10/01/53	845	830
Village Community Development District No. 14, SPA
Callable 05/01/30 @ 100
5.375%, 05/01/42	2,415	2,471
Village Community Development District No. 15, SPA
Callable 05/01/32 @ 100
4.800%, 05/01/55(B)	1,000	948
Village Community Development District No. 15, SPA
Callable 05/01/32 @ 100
4.550%, 05/01/44(B)	500	475

Total Florida		56,597

Georgia [1.5%]
Atlanta Georgia Airport Passenger Facility Charge, Sub-Ser, RB, AMT
Callable 07/01/29 @ 100
4.000%, 07/01/35	4,000	4,027
Gainesville & Hall County, Development Authority, Riverside Military Academy, RB
Callable 03/01/27 @ 100
5.000%, 03/01/47(C)	4,000	2,000
Main Street Natural Gas, Ser E, RB
Callable 09/01/32 @ 100
5.000%, 05/01/55(A)	5,000	5,466

Total Georgia		11,493

Idaho [0.3%]
Idaho Falls Auditorium District, RB
Callable 05/15/26 @ 102
5.250%, 05/15/51(B)	2,250	2,112

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 9

schedule of investments
September 30, 2025
City National Rochdale Municipal High Income Fund (continued)

Description	Face Amount (000)	Value (000)
Illinois [9.1%]
Aurora, Tax Increase Revenue, Ser A, TA
5.000%, 12/30/27	$400	$404
Bridgeview Village, Ser A, GO
Callable 12/01/25 @ 100
5.750%, 12/01/35	2,000	2,002
Chicago, Board of Education, Ser B, GO
Callable 12/01/27 @ 100
7.000%, 12/01/42(B)	2,500	2,554
Chicago, O’Hare International Airport, Ser A, RB, AMT
Callable 01/01/29 @ 100
5.000%, 01/01/48	6,300	6,308
Chicago, Ser A, GO
Callable 01/01/27 @ 100
6.000%, 01/01/38	5,000	5,097
Illinois State, Finance Authority, RB
Callable 11/15/29 @ 103
6.500%, 05/15/42	1,000	1,062
Illinois State, Finance Authority, RB
Callable 11/15/29 @ 103
6.500%, 05/15/47	1,000	1,045
Illinois State, Finance Authority, RB
Callable 01/01/30 @ 102
6.375%, 01/01/48(B)	4,180	4,129
Illinois State, Finance Authority, RB
Callable 09/01/32 @ 100
5.000%, 03/01/52	830	739
Illinois State, Finance Authority, RB
Callable 04/01/31 @ 100
4.000%, 10/01/32	400	352
Illinois State, Finance Authority, RB
Callable 04/01/31 @ 100
4.000%, 10/01/33	350	301
Illinois State, Finance Authority, RB
Callable 04/01/31 @ 100
4.000%, 10/01/38	230	176
Illinois State, Finance Authority, RB
Callable 10/01/30 @ 100
4.000%, 10/01/40	4,250	3,925
Illinois State, Finance Authority, RB, AMT
Callable 06/01/33 @ 100
7.375%, 09/01/42(A)(B)	$1,500	$1,664
Illinois State, Finance Authority, RB, AMT
Callable 06/03/30 @ 100
7.250%, 09/01/52(A)(B)	1,500	1,613
Illinois State, Finance Authority, Ser A, RB
Callable 10/01/28 @ 101
6.000%, 04/01/38(B)	2,055	2,070
Illinois State, Finance Authority, Ser A, RB
Callable 10/23/25 @ 100
5.000%, 11/15/38	1,010	1,010
Illinois State, Finance Authority, Ser A, RB
Callable 11/01/26 @ 103
5.000%, 11/01/49	2,000	1,385
Illinois State, Finance Authority, Ser C-ASCENSION, RB
Pre-Refunded @ 100
5.000%, 02/15/27(E)	330	341
Illinois State, Finance Authority, Ser C-ASCENSION, RB
Pre-Refunded @ 100
5.000%, 02/15/27(E)	480	496
Illinois State, Finance Authority, Ser C-ASCENSION, RB
Callable 02/15/27 @ 100
5.000%, 02/15/36	1,605	1,637
Illinois State, Finance Authority, Ser C-ASCENSION, RB
Callable 02/15/27 @ 100
5.000%, 02/15/41	520	526
Illinois State, Finance Authority, Ser S, RB
Callable 12/01/25 @ 100
5.000%, 12/01/37	2,425	2,275
Illinois State, Finance Authority, Wesleyan University, RB
Callable 09/01/26 @ 100
4.000%, 09/01/41	5,140	4,431
Illinois State, Housing Development Authority, Stonebridge Gurnee Project, Ser A, RB
Callable 01/01/26 @ 100
5.600%, 01/01/56(B)	5,970	5,551

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 10

schedule of investments
September 30, 2025
City National Rochdale Municipal High Income Fund (continued)

Description	Face Amount (000)	Value (000)
Morton Grove, Tax Increment Revenue, TA
Callable 01/01/26 @ 100
5.000%, 01/01/39	$2,000	$1,951
Morton Grove, Tax Increment Revenue, TA
Callable 01/01/26 @ 100
4.250%, 01/01/29	535	535
Southwestern Illinois, Development Authority, Collinsville Project, RB
Callable 11/02/25 @ 100
5.350%, 03/01/31	75	56
Upper Illinois River Valley Development Authority, RB
Callable 12/01/28 @ 100
5.000%, 12/01/48	2,000	2,000
Village of Bolingbrook, Special Service Area No. 1, SPL Tax
Callable 03/01/28 @ 100
5.250%, 03/01/41	4,500	4,518
Village of Gilberts, RB
Callable 10/18/25 @ 100
5.000%, 11/15/34	1,731	1,699
Village of Hodgkins, Redevelopment Project Area #4, TA
Callable 01/01/27 @ 100
5.625%, 01/01/37	4,285	4,286
Village of Lincolnwood Il, Ser A, RB
Callable 11/10/26 @ 100
4.820%, 01/01/41(B)	415	392
Village of Lincolnwood Il, Ser B, RB
Callable 01/29/30 @ 100
5.750%, 12/01/43(B)	700	704
Village of Matteson Illinois, TA
Callable 12/01/26 @ 100
6.500%, 12/01/35	750	767
Village of Villa Park Illinois, TA
Callable 12/31/28 @ 100
4.500%, 12/31/38	1,680	1,425

Total Illinois		69,426

Indiana [2.6%]
Anderson Indiana, RB
Callable 01/01/27 @ 102
5.375%, 01/01/40(B)	2,745	2,420
Indiana State, Finance Authority, RB
Callable 08/15/27 @ 100
5.000%, 08/15/51	$5,000	$5,026
Indiana State, Finance Authority, RB, AMT
Callable 11/01/30 @ 100
6.750%, 05/01/39	1,750	1,944
Indiana State, Housing & Community Development Authority, Ser A, RB
Callable 04/01/29 @ 102
5.250%, 04/01/41(B)	5,750	4,898
Indianapolis Local Public Improvement Bond Bank, RB
Callable 03/01/33 @ 100
6.000%, 03/01/53	600	622
Lafayette City, Finance Authority, Glasswater Creek Project, RB
Callable 07/01/26 @ 101
5.800%, 01/01/37	3,310	3,218
Terre Haute, Westminster Village Project, RB
Callable 11/02/25 @ 100
6.000%, 08/01/39	2,355	1,905

Total Indiana		20,033

Iowa [0.3%]
Iowa State, Finance Authority, Child Serve Project, Ser B, RB
Callable 11/02/25 @ 100
5.000%, 06/01/36	2,000	1,997

Kansas [0.7%]
University of Kansas Hospital Authority, RB
Pre-Refunded @ 100
4.000%, 03/01/27(E)	1,330	1,357
Wyandotte County, Kansas City Unified Government, RB
Callable 10/23/25 @ 100
5.750%, 09/01/32	4,080	3,899

Total Kansas		5,256

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 11

schedule of investments
September 30, 2025
City National Rochdale Municipal High Income Fund (continued)

Description	Face Amount (000)	Value (000)
Kentucky [0.2%]
Kentucky State, Economic Development Finance Authority, Masonic Home Independent Living, RB
Callable 05/15/26 @ 100
5.000%, 05/15/46	$2,000	$1,617

Louisiana [—%]
Louisiana State, Public Facilities Authority, Pellets Project, RB, AMT
Callable 11/02/25 @ 100
10.500%, 07/01/39(C)	1,435	—
Louisiana State, Public Facilities Authority, Pellets Project, RB, AMT
7.000%, 07/01/24(B) (C)	1,319	—
Louisiana State, Public Facilities Authority, Pellets Project, Ser A, RB, AMT
Callable 11/02/25 @ 100
8.375%, 07/01/39(C)	3,474	—

Total Louisiana		—

Maryland [3.1%]
Baltimore, Harbor Point Project, RB
Callable 06/01/26 @ 100
5.000%, 06/01/36	1,000	1,005
Baltimore, Sub-Ser, RB
Callable 06/01/31 @ 100
5.000%, 06/01/51	800	784
Brunswick, SPL Tax
Callable 01/01/29 @ 100
5.000%, 07/01/36	1,550	1,569
Brunswick, SPL Tax
Callable 01/01/29 @ 100
4.000%, 07/01/29	780	780
Howard County, Downtown Columbia Project, Ser A, TA
Callable 02/15/26 @ 100
4.500%, 02/15/47(B)	1,250	1,140
Howard County, Downtown Columbia Project, Ser A, TA
Callable 02/15/26 @ 100
4.375%, 02/15/39(B)	1,000	963
Maryland State, Economic Development, RB
Callable 03/27/30 @ 105
5.000%, 07/01/48(A)(B)	1,000	1,032
Maryland State, Economic Development, TA
Callable 09/01/30 @ 100
4.000%, 09/01/40	$875	$804
Maryland State, Economic Development, TA
Callable 09/01/30 @ 100
4.000%, 09/01/50	875	726
Maryland State, Health & Higher Educational Facilities Authority, RB
Callable 07/01/35 @ 100
5.250%, 07/01/52	5,000	5,210
Prince George’s County, TA
Callable 07/01/28 @ 100
5.250%, 07/01/48(B)	2,000	2,002
Prince George’s County, TA
Callable 07/01/28 @ 100
5.125%, 07/01/39(B)	1,000	1,002
State of Maryland Department of Transportation, RB, AG, AMT
Callable 08/01/34 @ 100
5.250%, 08/01/49	3,000	3,140
Westminster, Luther Village Millers Grant Project, RB
Callable 11/02/25 @ 100
6.250%, 07/01/44	1,780	1,780
Westminster, Luther Village Millers Grant Project, RB
Callable 11/02/25 @ 100
6.125%, 07/01/39	750	750
Westminster, Luther Village Millers Grant Project, RB
Callable 11/02/25 @ 100
6.000%, 07/01/34	1,115	1,116

Total Maryland		23,803

Massachusetts [1.1%]
Massachusetts State, Development Finance Agency, RB
Callable 07/01/28 @ 103
5.000%, 07/01/51(B)	3,500	2,825
Massachusetts State, Development Finance Agency, RB
Callable 07/01/28 @ 103
5.000%, 07/01/56(B)	910	717

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 12

schedule of investments
September 30, 2025
City National Rochdale Municipal High Income Fund (continued)

Description	Face Amount (000)	Value (000)
Massachusetts State, Development Finance Agency, Ser A, RB
Callable 10/01/26 @ 100
5.000%, 10/01/43	$4,905	$4,583

Total Massachusetts		8,125

Michigan [1.5%]
Detroit City, GO
Callable 04/01/28 @ 100
5.000%, 04/01/38	625	638
Kalamazoo Economic Development, RB
Callable 05/15/26 @ 103
5.000%, 05/15/37	2,450	2,466
Kalamazoo Economic Development, RB
Callable 05/15/26 @ 103
5.000%, 05/15/42	1,300	1,261
Kalamazoo Economic Development, RB
Callable 08/15/28 @ 103
5.000%, 08/15/51(B)	1,505	1,194
Michigan State, Finance Authority, Old Redford School Project, Ser A, RB
Callable 11/02/25 @ 100
6.500%, 12/01/40	3,745	3,592
Michigan State, Public Educational Facilities Authority, Old Redford Project, Ser A, RB
Callable 11/02/25 @ 100
5.875%, 12/01/30	1,585	1,585
Michigan State, Strategic Fund, RB
Callable 08/15/28 @ 103
5.000%, 08/15/41(B)	895	785

Total Michigan		11,521

Minnesota [1.2%]
Anoka, Housing Revenue Authority, Homestead Project, RB
Callable 11/02/25 @ 102
4.750%, 11/01/35	3,000	2,862
Bethel, Senior Housing Revenue, Lodge at Lakes at Stillwater Project, RB
Callable 11/02/25 @ 100
5.250%, 06/01/58	2,840	2,422
Minneapolis State, Riverton Community Housing Project, RB
Callable 11/02/25 @ 101
5.000%, 08/01/53	$500	$452
Minneapolis State, Riverton Community Housing Project, RB
Callable 11/02/25 @ 101
4.750%, 08/01/43	1,600	1,457
Minneapolis-St. Paul Metropolitan Airports Commission, Sub-Ser, RB, AMT
Callable 01/01/34 @ 100
5.250%, 01/01/42	1,500	1,593

Total Minnesota		8,786

Missouri [2.4%]
Hanley, Transportation Development, Eager Road Transportation Development District, Ser A, SPA
Callable 11/02/25 @ 100
4.000%, 03/01/42	985	816
Hanley, Transportation Development, Eager Road Transportation Development District, Ser A, SPA
Callable 11/02/25 @ 100
3.625%, 03/01/33	495	453
Hanley, Transportation Development, Eager Road Transportation Development District, Ser A, SPA
Callable 11/02/25 @ 100
3.000%, 03/01/26	85	84
Kansas City, Industrial Development Authority, Ser A, RB
Callable 04/01/26 @ 100
5.000%, 04/01/36(B)	2,000	1,960
Kirkwood, Industrial Development Authority, RB
Callable 05/15/27 @ 100
5.250%, 05/15/30	2,515	2,536
Lees Summit, Industrial Development Authority, John Knox Village, Ser A, RB
Callable 10/23/25 @ 101
5.000%, 08/15/46	2,000	1,749

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 13

schedule of investments
September 30, 2025
City National Rochdale Municipal High Income Fund (continued)

Description	Face Amount (000)	Value (000)
Lees Summit, Industrial Development Authority, RB
Callable 10/23/25 @ 103
5.000%, 08/15/42	$2,500	$2,308
St. Louis, Industrial Development Authority, Innovation District Project, TA
Callable 11/02/25 @ 100
4.375%, 05/15/36	1,760	1,702
St. Louis, Industrial Development Authority, RB
Callable 11/02/25 @ 103
5.250%, 09/01/53	2,000	1,938
St. Louis, Industrial Development Authority, RB
Callable 05/15/29 @ 100
5.000%, 05/15/41	3,250	3,253
University City, Industrial Development Authority, Ser A, RB
Callable 06/15/33 @ 100
4.875%, 06/15/36	1,670	1,688

Total Missouri		18,487

Nevada [2.0%]
Henderson Local Improvement Districts, SPA
Callable 03/01/33 @ 100
5.000%, 03/01/43	915	901
Henderson Local Improvement Districts, SPA
Callable 09/01/31 @ 100
4.000%, 09/01/51	235	193
Henderson Local Improvement Districts, SPA
Callable 09/01/31 @ 100
3.500%, 09/01/45	670	509
Las Vegas, Special Improvement District No. 611, SPA
Callable 06/01/30 @ 100
4.125%, 06/01/50	830	688
Las Vegas, Special Improvement District No. 612 Skye Hills, SPA
Callable 06/01/30 @ 100
3.500%, 06/01/35	185	170
Las Vegas, Special Improvement District No. 613, SPA
Callable 12/01/34 @ 100
5.500%, 12/01/53	500	501
Las Vegas, Special Improvement District No. 613, SPA
Callable 12/01/34 @ 100
5.250%, 12/01/47	$500	$490
Las Vegas, Special Improvement District No. 613, SPA
Callable 12/01/34 @ 100
5.000%, 12/01/39	375	380
Las Vegas, Special Improvement District No. 812, Special Improvement District No. 812, SPA
Callable 12/01/25 @ 100
5.000%, 12/01/35	825	826
Las Vegas, Special Improvement District No. 814, SPA
Callable 06/01/29 @ 100
4.000%, 06/01/44	670	576
Las Vegas, Special Improvement District No. 815, SPA
Callable 12/01/30 @ 100
4.750%, 12/01/40	705	703
Las Vegas, Special Improvement District No. 816, SPA
Callable 06/01/31 @ 100
3.125%, 06/01/51	1,050	719
Las Vegas, Special Improvement District No. 816, SPA
Callable 06/01/31 @ 100
3.000%, 06/01/41	940	720
Las Vegas, Special Improvement District No. 817 Summerlin Village 29, SPA
Callable 06/01/33 @ 100
6.000%, 06/01/48	250	262
Las Vegas, Special Improvement District No. 818, SPA
Callable 12/01/34 @ 100
5.000%, 12/01/54	700	666
Las Vegas, Special Improvement District No. 819, SPA
Callable 06/01/35 @ 100
5.500%, 06/01/55	850	849
Las Vegas, Special Improvement District No. 819, SPA
Callable 06/01/35 @ 100
5.250%, 06/01/45	325	322
Nevada State, Department of Business & Industry, Green-Fulcrum Sierra Biofuels, RB, AMT
6.250%, 12/15/37(B)	78	—

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 14

schedule of investments
September 30, 2025
City National Rochdale Municipal High Income Fund (continued)

Description	Face Amount (000)	Value (000)
Nevada State, Department of Business & Industry, Ser A, RB
Callable 12/15/25 @ 100
5.000%, 12/15/38(B)	$1,000	$991
Nevada State, Department of Business & Industry, Sumerset Academy, Ser A, RB
Callable 12/15/25 @ 100
5.000%, 12/15/35(B)	1,595	1,595
Reno Nevada, RB
Callable 06/01/35 @ 100
5.250%, 06/01/54(B)	850	820
Reno Nevada, Sub-Ser, SPA
Callable 07/01/38 @ 31
0.000%, 07/01/58(B)(F)	12,000	1,877

Total Nevada		14,758

New Hampshire [0.8%]
New Hampshire, Business Finance Authority, Ser A, RB
Callable 11/02/25 @ 103
5.750%, 07/01/54(B)	1,250	1,230
New Hampshire, Business Finance Authority, Ser A, RB
Callable 11/02/25 @ 103
5.625%, 07/01/46(B)	500	496
New Hampshire, Business Finance Authority, Ser B, RB, AMT
Callable 11/02/25 @ 100
3.750%, 07/01/45(A)(B)	5,615	4,622

Total New Hampshire		6,348

New Jersey [2.4%]
New Jersey State, Economic Development Authority, Continental Airlines Project, RB, AMT
Callable 11/02/25 @ 100
5.250%, 09/15/29	530	531
New Jersey State, Economic Development Authority, RB
Pre-Refunded @ 100
5.000%, 12/15/28(E)	370	400
New Jersey State, Economic Development Authority, RB
Callable 11/01/29 @ 100
4.000%, 11/01/37	1,100	1,100
New Jersey State, Economic Development Authority, RB, AMT
Callable 11/02/25 @ 100
5.625%, 11/15/30	$1,000	$1,002
New Jersey State, Economic Development Authority, Ser A, RB
Callable 12/15/27 @ 100
5.000%, 06/15/42	1,155	1,176
New Jersey State, Economic Development Authority, Ser A, RB
Callable 12/15/27 @ 100
5.000%, 06/15/47	1,230	1,244
New Jersey State, Transportation Trust Fund Authority, RB
Pre-Refunded @ 100
5.000%, 06/15/46(E)	355	384
New Jersey State, Transportation Trust Fund Authority, RB
Callable 12/15/28 @ 100
5.000%, 06/15/46	645	654
New Jersey State, Transportation Trust Fund Authority, RB
Pre-Refunded @ 100
4.500%, 12/15/28(E)	1,410	1,504
New Jersey State, Transportation Trust Fund Authority, RB
Callable 12/15/28 @ 100
4.500%, 06/15/49	2,605	2,559
New Jersey State, Transportation Trust Fund Authority, Ser AA, RB
Callable 10/28/25 @ 100
5.250%, 06/15/41	4,245	4,248
New Jersey State, Transportation Trust Fund Authority, Ser BB, RB
Callable 12/15/28 @ 100
4.000%, 06/15/37	3,500	3,505

Total New Jersey		18,307

New Mexico [0.4%]
Lower Petroglyphs, Public Improvement District, SPL Tax
Callable 10/01/27 @ 100
5.000%, 10/01/33	500	500

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 15

schedule of investments
September 30, 2025
City National Rochdale Municipal High Income Fund (continued)

Description	Face Amount (000)	Value (000)
Lower Petroglyphs, Public Improvement District, SPL Tax
Callable 10/01/27 @ 100
5.000%, 10/01/38	$500	$494
Lower Petroglyphs, Public Improvement District, SPL Tax
Callable 10/01/27 @ 100
5.000%, 10/01/48	1,750	1,669

Total New Mexico		2,663

New York [6.2%]
Metropolitan Transportation Authority, Ser A-1, RB
Callable 05/15/31 @ 100
4.000%, 11/15/49	3,000	2,657
Metropolitan Transportation Authority, Ser C-1, RB
Callable 05/15/30 @ 100
4.750%, 11/15/45	2,000	1,988
Metropolitan Transportation Authority, Ser D1, RB
Callable 11/15/30 @ 100
5.000%, 11/15/44	2,450	2,492
New York City Housing Development, RB, Housing Urban Development Section 8
Callable 08/01/31 @ 100
4.800%, 02/01/53	1,000	998
New York City Housing Development, RB, Housing Urban Development Section 8
Callable 08/01/31 @ 100
4.600%, 08/01/48	3,000	3,005
New York City Housing Development, RB, Housing Urban Development Section 8
Callable 08/01/31 @ 100
4.450%, 08/01/43	2,000	1,988
New York State, Dormitory Authority, Ser A, RB
Callable 03/15/35 @ 100
5.000%, 03/15/47	5,000	5,219
New York State, Liberty Development, Bank of America Tower, RB
Callable 03/15/29 @ 100
2.800%, 09/15/69	1,000	928
New York State, Transportation Development, American Airlines, RB, AMT
Callable 10/23/25 @ 100
5.000%, 08/01/26	$535	$535
New York State, Transportation Development, Delta Airlines, RB, AMT
Callable 04/01/31 @ 100
6.000%, 04/01/35	1,500	1,649
New York State, Transportation Development, Delta Airlines, RB, AMT
Callable 01/01/28 @ 100
5.000%, 01/01/36	5,000	5,079
New York State, Transportation Development, Delta Airlines, RB, AMT
Callable 10/01/30 @ 100
5.000%, 10/01/40	800	809
New York State, Transportation Development, JFK International Airport, RB, AMT
Callable 06/30/31 @ 100
6.000%, 06/30/54	2,000	2,084
New York State, Transportation Development, JFK International Airport, RB, AMT
Callable 08/01/30 @ 100
5.250%, 08/01/31	1,235	1,282
New York Transportation Development, RB, AMT
Callable 06/30/34 @ 100
6.000%, 06/30/55	4,250	4,516
Oneida Indian Nation of New York, Ser B, RB
Callable 09/01/31 @ 102
6.000%, 09/01/43(B)	1,000	1,065
Onondaga Civic Development, RB
Callable 08/01/34 @ 100
5.375%, 08/01/54	1,250	1,035
Port Authority of New York & New Jersey, Ser 221, RB, AMT
Callable 07/15/30 @ 100
4.000%, 07/15/50	2,000	1,779
Suffolk Regional Off-Track Betting, RB
Callable 06/01/29 @ 100
6.000%, 12/01/53	1,000	1,010

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 16

schedule of investments
September 30, 2025
City National Rochdale Municipal High Income Fund (continued)

Description	Face Amount (000)	Value (000)
Westchester, Tobacco Asset Securitization, Ser B, RB
Callable 06/01/27 @ 100
5.000%, 06/01/41	$2,485	$2,486
Westchester, Tobacco Asset Securitization, Sub-Ser C, RB
Callable 06/01/27 @ 100
5.125%, 06/01/51	7,000	5,871

Total New York		48,475

North Carolina [0.0%]
North Carolina State, Medical Care Commission, Ser A, RB
Callable 09/01/27 @ 100
4.000%, 09/01/50	250	195

North Dakota [0.1%]
Burleigh County, Educational Facilities Revenue, Education Facilities, University of Mary Project, RB
Callable 04/15/26 @ 100
5.200%, 04/15/46	1,100	1,009
County of Grand Forks North Dakota, RB, AMT
Callable 06/15/26 @ 103
7.000%, 12/15/43(B) (C)	5,000	—

Total North Dakota		1,009

Ohio [2.1%]
Buckeye Tobacco Settlement, Financing Authority, Ser A-2-Class, RB
Callable 06/01/30 @ 100
4.000%, 06/01/48	3,500	2,938
Buckeye Tobacco Settlement, Financing Authority, Ser B-2, RB
Callable 06/01/30 @ 100
5.000%, 06/01/55	2,000	1,706
County of Hamilton Ohio, RB
Callable 01/01/30 @ 103
5.750%, 01/01/53	500	515
Cuyahoga County, Hospital Revenue, Metrohealth System, RB
Callable 02/15/27 @ 100
5.250%, 02/15/47	3,000	2,937
Muskingum County, Hospital Facilities Authority, Genesis Healthcare Systems Project, RB
Callable 11/02/25 @ 100
5.000%, 02/15/48	$250	$235
Ohio Housing Finance Agency, RB
Callable 07/01/30 @ 105
6.375%, 01/01/45(B)	3,365	3,430
Ohio State, Air Quality Development Authority, Pratt Paper Project, RB, AMT
Callable 01/15/28 @ 100
4.250%, 01/15/38(B)	3,555	3,532

Total Ohio		15,293

Oklahoma [0.4%]
Oklahoma County, Finance Authority, RB
2.000%, 12/01/47(C)	718	38
Oklahoma County, Finance Authority, Ser B, RB
Callable 01/01/30 @ 104
5.875%, 12/01/47	3,490	1,904
Oklahoma State, Development Finance Authority, Ser B, RB
Callable 08/15/28 @ 100
5.250%, 08/15/48	1,000	999
Payne County, Economic Development Authority, Epworth Living at the Ranch, RB
Callable 11/01/26 @ 100
6.875%, 11/01/46(C)	3,843	16
Payne County, Economic Development Authority, Epworth Living at the Ranch, RB
Callable 11/01/26 @ 100
6.625%, 11/01/36(C)	1,664	7

Total Oklahoma		2,964

Oregon [0.6%]
Clackamas County, Hospital Facility Authority, Ser A, RB
Callable 11/15/25 @ 102
5.375%, 11/15/55	875	842

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 17

schedule of investments
September 30, 2025
City National Rochdale Municipal High Income Fund (continued)

Description	Face Amount (000)	Value (000)
Hospital Facilities Authority of Multnomah County Oregon, RB
Callable 12/01/28 @ 103
4.000%, 12/01/36	$1,180	$1,093
Hospital Facilities Authority of Multnomah County Oregon, RB
Callable 12/01/28 @ 103
4.000%, 12/01/51	2,000	1,476
Port of Portland Oregon Airport Revenue, Ser 28, RB, AMT
Callable 07/01/32 @ 100
4.000%, 07/01/47	2,000	1,798

Total Oregon		5,209

Pennsylvania [2.7%]
Allegheny County, Airport Authority, Ser A, RB, AMT
Callable 01/01/31 @ 100
5.000%, 01/01/51	2,000	2,001
Allentown, Neighborhood Improvement Zone Development Authority, City Center Project, RB
Callable 05/01/27 @ 100
5.000%, 05/01/42(B)	1,750	1,750
Allentown, Neighborhood Improvement Zone Development Authority, Sub-Ser, RB
Callable 05/01/28 @ 100
5.125%, 05/01/32(B)	1,500	1,536
Berks County, Municipal Authority, RB
Callable 10/23/25 @ 100
5.000%, 06/30/39	4,778	4,320
Berks County, Municipal Authority, RB
Callable 10/23/25 @ 89
0.000%, 11/15/29(D)	2,387	1,684
Chester County, Health and Education Facilities Authority, Ser S, RB
Callable 12/01/25 @ 100
5.250%, 12/01/45	1,400	1,156
Chester County, Industrial Development Authority, Woodlands at Graystone Project, SPA
Callable 03/01/28 @ 100
5.125%, 03/01/48(B)	500	466
Dauphin County, General Authority, Harrisburg University of Science and Technology Project, RB
Callable 10/15/27 @ 100
5.125%, 10/15/41(B)	$1,135	$799
Dauphin County, General Authority, RB
Callable 10/15/27 @ 100
5.000%, 10/15/34(B)	3,110	2,505
Franklin County, Industrial Development Authority, RB
Callable 12/01/25 @ 103
5.000%, 12/01/49	780	680
Franklin County, Industrial Development Authority, RB
Callable 12/01/25 @ 103
5.000%, 12/01/54	1,000	846
Pennsylvania State, Economic Development Financing Authority, RB, AMT
Callable 12/31/32 @ 100
5.750%, 06/30/48	625	646
Washington County, Redevelopment Authority, TA
Callable 01/01/28 @ 100
5.000%, 07/01/35	1,235	1,236

Total Pennsylvania		19,625

Rhode Island [0.4%]
Rhode Island State, Tobacco Settlement Financing, Ser B, RB
Callable 10/18/25 @ 20
0.000%, 06/01/52(F)	21,270	2,918

South Carolina [0.9%]
Berkeley County, SPA
Callable 11/01/29 @ 100
4.375%, 11/01/49	1,000	869
Berkeley County, SPA
Callable 11/01/29 @ 100
4.000%, 11/01/30	425	423
South Carolina Jobs-Economic Development Authority, RB
Callable 05/01/34 @ 100
5.500%, 11/01/45	4,750	5,077

Total South Carolina		6,369

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 18

schedule of investments
September 30, 2025
City National Rochdale Municipal High Income Fund (continued)

Description	Face Amount (000)	Value (000)
Tennessee [1.3%]
Metropolitan Government Nashville & Davidson County Health & Educational Facs Bd, Ser S, RB
Callable 11/02/25 @ 102
4.000%, 11/01/45	$5,000	$4,077
Nashville, Metropolitan Development & Housing Agency, TA
Callable 06/01/28 @ 100
5.125%, 06/01/36(B)	2,795	2,827
Nashville, Metropolitan Development & Housing Agency, TA
4.500%, 06/01/28(B)	305	308
Tennessee Energy Acquisition, Ser A-1, RB
Callable 02/01/28 @ 100
5.000%, 05/01/53(A)	3,000	3,132

Total Tennessee		10,344

Texas [8.2%]
Arlington, Higher Education Finance, RB, PSF-GTD
Callable 08/15/34 @ 100
4.125%, 08/15/54	1,000	901
Arlington, Higher Education Finance, Universal Academy Project, Ser A, RB
Callable 11/02/25 @ 100
7.125%, 03/01/44	2,300	2,284
Arlington, Higher Education Finance, Universal Academy Project, Ser A, RB
Callable 11/02/25 @ 100
7.000%, 03/01/34	400	400
Celina, Cambridge Crossing Public Improvement Project, SPA
Callable 09/01/28 @ 100
5.250%, 09/01/47(B)	500	492
Celina, Cambridge Crossing Public Improvement Project, SPA
Callable 09/01/28 @ 100
5.125%, 09/01/38(B)	1,500	1,506
Gulf Coast Authority, Ser B, RB, AMT
1.500%, 05/01/28	1,000	947
Horizon Regional Municipal Utility District, GO, BAM
Callable 08/01/30 @ 100
4.000%, 02/01/54	$1,000	$879
Houston, Airport System Revenue, RB, AMT
Callable 07/01/29 @ 100
4.000%, 07/01/41	2,500	2,271
Houston, Airport System Revenue, RB, AMT
Callable 07/15/29 @ 100
4.000%, 07/15/41	2,530	2,297
Houston, Airport System Revenue, Ser B-1, RB, AMT
Callable 11/02/25 @ 100
5.000%, 07/15/35	3,000	3,001
Lago Vista Texas, SPA
Callable 09/01/30 @ 100
4.875%, 09/01/50(B)	275	255
Matagorda County Navigation District No. 1, RB, AMBAC, AMT
5.125%, 11/01/28	1,500	1,576
New Hope, Cultural Education Facilities Finance, Carillon LifeCare Community Project, RB
Callable 11/02/25 @ 101
5.000%, 07/01/36	3,410	3,415
New Hope, Cultural Education Facilities Finance, Carillon LifeCare Community Project, RB
Callable 11/02/25 @ 101
5.000%, 07/01/46	1,250	1,132
New Hope, Cultural Education Facilities Finance, RB
7.500%, 11/15/36(C)	3,385	2,793
New Hope, Cultural Education Facilities Finance, RB
7.500%, 11/15/37(C)	545	431
New Hope, Cultural Education Facilities Finance, RB
Callable 08/15/31 @ 100
4.000%, 08/15/51(B)	4,385	3,338
New Hope, Cultural Education Facilities Finance, RB
Callable 11/15/26 @ 105
2.000%, 11/15/61(A)	14,596	3,786
New Hope, Cultural Education Facilities Finance, Ser A, RB
Callable 10/01/32 @ 103
6.500%, 10/01/60	1,125	1,150

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 19

schedule of investments
September 30, 2025
City National Rochdale Municipal High Income Fund (continued)

Description	Face Amount (000)	Value (000)
New Hope, Cultural Education Facilities Finance, Ser A, RB
Callable 11/02/25 @ 100
5.000%, 08/15/40(B)	$4,750	$4,310
Newark, Higher Education Finance, Ser A, RB, PSF-GTD
Callable 08/15/34 @ 100
4.375%, 08/15/59	1,000	943
North Texas, Tollway Authority, Convertible Capital Appreciation Project, Ser C, RB
Pre-Refunded @ 100
7.000%, 09/01/31(E)	5,000	6,053
Port of Beaumont Navigation District, RB
10.000%, 07/01/26(B)	3,000	3,014
Port of Beaumont Navigation District, RB, AMT
Callable 01/01/32 @ 104
5.250%, 01/01/54(B)	250	238
Port of Beaumont Navigation District, RB, AMT
Callable 11/02/25 @ 101
2.875%, 01/01/41(B)	250	181
Port of Beaumont Navigation District, RB, AMT
Callable 11/02/25 @ 101
2.750%, 01/01/36(B)	1,000	823
Sanger, Industrial Development Authority, Texas Pellets Project, Ser B, RB, AMT
8.000%, 07/01/38(C)	4,950	—
Tarrant County, Cultural Education Facilities Finance, C.C. Young Memorial Home Project, RB
Callable 02/15/27 @ 100
6.375%, 02/15/48(C)	5,720	4,462
Tarrant County, Cultural Education Facilities Finance, Northwest Senior Housing Edgemere Project, RB
Callable 05/15/27 @ 100
5.250%, 11/15/47(C)	2,983	—
Tarrant County, Cultural Education Facilities Finance, RB
Callable 02/15/27 @ 100
6.375%, 02/15/52(C)	3,280	2,558
Texas State, Department of Housing & Community Affairs, Ser A, RB, GNMA
Callable 09/01/27 @ 100
4.250%, 09/01/43	$1,880	$1,880
Texas State, Transportation Commission, RB
Callable 02/01/29 @ 73
0.000%, 08/01/36(F)	1,000	629
Texas Water Development Board, Ser A, RB
Callable 10/15/34 @ 100
4.375%, 10/15/54	5,000	4,800

Total Texas		62,745

Utah [0.9%]
Downtown East Streetcar Sewer Public Infrastructure District, Ser A, GO
Callable 09/01/27 @ 103
6.000%, 03/01/53(B)	2,000	1,978
Downtown East Streetcar Sewer Public Infrastructure District, Ser A, GO
Callable 09/01/27 @ 103
5.750%, 03/01/42(B)	500	501
Salt Lake City Utah Airport Revenue, Ser A, RB, AMT
Callable 07/01/33 @ 100
5.250%, 07/01/48	750	772
Utah Charter School Finance Authority, RB
Callable 06/15/28 @ 102
5.000%, 06/15/55(B)	3,710	3,206
Wood Ranch Public Infrastructure District, SPA
Callable 09/01/29 @ 103
5.625%, 12/01/53(B)	1,000	1,001

Total Utah		7,458

Virginia [0.7%]
Virginia Beach Development Authority, RB
Callable 09/01/30 @ 103
7.000%, 09/01/53	3,000	3,285

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 20

schedule of investments
September 30, 2025
City National Rochdale Municipal High Income Fund (continued)

Description	Face Amount (000)	Value (000)
West Falls Community Development Authority, Ser A, RB
Callable 09/01/32 @ 100
5.375%, 09/01/52(B)	$2,110	$2,133

Total Virginia		5,418

Washington [1.1%]
Kalispel Tribe of Indians, Ser A, RB
Callable 01/01/28 @ 100
5.250%, 01/01/38(B)	400	407
Washington State, Health Care Facilities Authority, Ser A-, RB
Callable 08/01/29 @ 100
4.000%, 08/01/44	2,715	2,420
Washington State, Housing Finance Commission, Judson Park Project, RB
Callable 11/02/25 @ 102
5.000%, 07/01/48(B)	1,650	1,476
Washington State, Housing Finance Commission, Ser A, RB
Callable 07/01/26 @ 103
5.000%, 01/01/55(B)	4,000	3,556

Total Washington		7,859

West Virginia [0.3%]
South Charleston West Virginia, RB
Callable 06/01/31 @ 100
4.250%, 06/01/42(B)	2,610	2,081

Wisconsin [6.2%]
Hartford, Public Finance Authority, RB
Callable 11/02/25 @ 100
5.000%, 09/01/38(B)	1,580	1,580
Public Finance Authority, RB
Callable 06/15/32 @ 102
5.500%, 06/15/55	2,250	2,253
Public Finance Authority, RB
Pre-Refunded @ 100
5.000%, 04/01/50(B) (E)	100	110
Public Finance Authority, RB
Callable 04/01/30 @ 100
5.000%, 04/01/40(B)	1,175	1,157
Public Finance Authority, RB
Callable 04/01/30 @ 100
5.000%, 04/01/50(B)	$1,575	$1,438
Public Finance Authority, RB
Callable 02/01/32 @ 100
5.000%, 02/01/62	2,500	2,432
Public Finance Authority, RB
Pre-Refunded @ 100
4.000%, 04/01/32(B) (E)	50	53
Public Finance Authority, RB
Pre-Refunded @ 100
4.000%, 04/01/32(B) (E)	60	64
Public Finance Authority, RB
Callable 07/01/29 @ 100
4.000%, 07/01/51	1,750	1,403
Public Finance Authority, RB
Callable 06/01/27 @ 103
4.000%, 06/01/56(B)	3,000	2,072
Public Finance Authority, RB, AMT
Callable 09/30/31 @ 100
4.000%, 09/30/51	600	490
Public Finance Authority, RB, AMT
Callable 09/30/31 @ 100
4.000%, 03/31/56	3,290	2,628
Public Finance Authority, TA
Callable 06/01/29 @ 103
5.000%, 06/01/41(B)	500	503
University of Wisconsin Hospitals & Clinics, RB
Callable 10/01/31 @ 100
4.000%, 04/01/51	2,995	2,695
Wisconsin State, Health & Educational Facilities Authority, RB
Callable 10/01/32 @ 102
6.000%, 10/01/44	1,300	1,343
Wisconsin State, Health & Educational Facilities Authority, RB
Callable 01/01/27 @ 103
4.000%, 01/01/47	540	437
Wisconsin State, Health & Educational Facilities Authority, RB
Callable 01/01/27 @ 103
4.000%, 01/01/57	2,400	1,783

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 21

schedule of investments
September 30, 2025
City National Rochdale Municipal High Income Fund (continued)

Description	Face Amount (000)	Value (000)
Wisconsin State, Health & Educational Facilities Authority, Woodland Hill Senior Housing Project, RB
Callable 11/02/25 @ 100
5.250%, 12/01/49	$4,000	$3,407
Wisconsin State, Public Finance Authority, Bancroft Neurohealth Project, RB
Callable 06/01/26 @ 100
5.000%, 06/01/36(B)	4,625	4,630
Wisconsin State, Public Finance Authority, Bancroft Neurohealth Project, RB
Callable 06/01/26 @ 100
4.625%, 06/01/36(B)	3,300	3,223
Wisconsin State, Public Finance Authority, Coral Academy Project, RB
Callable 11/02/25 @ 100
5.625%, 07/01/44	3,500	3,487
Wisconsin State, Public Finance Authority, Coral Academy Project, RB
Callable 11/02/25 @ 100
5.375%, 07/01/34	1,845	1,846
Wisconsin State, Public Finance Authority, Cornerstone Christian Project, RB
Callable 02/01/26 @ 100
5.000%, 02/01/36(B)	3,000	3,006
Wisconsin State, Public Finance Authority, RB
Callable 03/01/30 @ 100
5.250%, 03/01/45(B)	1,665	1,531
Wisconsin State, Public Finance Authority, RB
Callable 03/01/30 @ 100
5.250%, 03/01/55(B)	835	731
Wisconsin State, Public Finance Authority, Roseman University Health Sciences, RB
Callable 11/02/25 @ 100
5.875%, 04/01/45	3,000	2,992

Total Wisconsin		47,294

Description	Face Amount (000)	Value (000)
American Samoa [0.4%]
American Samoa, Economic Development Authority, Ser A, RB
Callable 11/02/25 @ 100
6.625%, 09/01/35	$3,000	$3,006

Puerto Rico [3.7%]
Children’s Trust Fund, RB
Callable 11/02/25 @ 100
5.625%, 05/15/43	2,000	2,034
Children’s Trust Fund, Ser A, RB
Callable 11/02/25 @ 9
0.000%, 05/15/57(F)	25,000	1,154
Commonwealth of Puerto Rico, Sub-Ser Senior, GO
0.000%, 11/01/51(F)	6,130	4,138
Puerto Rico, Sales Tax Financing, Sales Tax Revenue, Ser A-1, RB
Callable 07/01/28 @ 100
5.000%, 07/01/58	5,167	4,987
Puerto Rico, Sales Tax Financing, Sales Tax Revenue, Ser A-1, RB
Callable 07/01/28 @ 100
4.750%, 07/01/53	876	823
Puerto Rico, Sales Tax Financing, Sales Tax Revenue, Ser A-1, RB
Callable 11/02/25 @ 100
4.500%, 07/01/34	10,005	10,008
Puerto Rico, Sales Tax Financing, Sales Tax Revenue, Ser A-2, RB
Callable 07/01/28 @ 100
4.784%, 07/01/58	5,771	5,358
Puerto Rico, Sales Tax Financing, Sales Tax Revenue, Ser A-2, RB
Callable 07/01/28 @ 100
4.536%, 07/01/53	31	28

Total Puerto Rico		28,530

Total Municipal Bonds
(Cost $781,188)		739,690

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 22

schedule of investments
September 30, 2025
City National Rochdale Municipal High Income Fund (concluded)

Description	Shares	Value (000)
Common Stock [0.0%]
[0.0%]
Nassau County, Industrial Development Agency	4,357,851	$—

Total Common Stock
(Cost $—)		—

Short-Term Investment [2.0%]
SEI Daily Income Trust Government Fund, Cl Institutional, 4.040%**	15,253,766	15,254

Total Short-Term Investment
(Cost $15,254)		15,254

Total Investments [99.2%]
(Cost $796,442)		$754,944

Percentages are based on net assets of $761,295 (000).

**	The rate reported is the 7-day effective yield as of September 30, 2025.

(A)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates for certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(B)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On September 30, 2025, the value of these securities amounted to $224,153 (000), representing 29.4% of the net assets of the Fund.

(C)	In default on interest payments. Rate shown represents the last coupon rate prior to default.

(D)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.

(E)	Pre-Refunded Security — The maturity date shown is the pre-refunded date.

(F)	Zero coupon security.

AGM — Assured Guarantee Municipal

AMBAC — American Municipal Bond Assurance Company

AMT — Alternative Minimum Tax (subject to)

BAM — Build America Mutual

Cl — Class

GNMA — Government National Mortgage Association

GO — General Obligation PSF-GTD — Public School Fund Guaranteed

RB — Revenue Bond

Ser — Series SPA — Special Assessment

SPL Tax — Special Tax

TA — Tax Allocation

The following is a list of the inputs used as of September 30, 2025, in valuing the Fund’s investments and other financial instruments carried at value (000):

Investments in Securities	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$739,690	$—	$739,690
Common Stock	—	—	—	—
Short-Term Investment	15,254	—	—	15,254
Total Investments in Securities	$15,254	$739,690	$—	$754,944

Amounts designated as “—” are either $0 or have been rounded to $0.

For information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 23

schedule of investments
September 30, 2025
City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)		Value (000)
Corporate Bonds [50.0%]
Aerospace / Defense [0.5%]
AAR Escrow Issuer
6.750%, 03/15/29(A)		$98	$101
Czechoslovak Group
6.500%, 01/10/31(A)		1,930	1,988
Spirit AeroSystems
9.375%, 11/30/29(A)		527	555
Spirit AeroSystems
9.750%, 11/15/30(A)		448	493
TransDigm
6.750%, 08/15/28(A)		275	280
6.750%, 01/31/34(A)		125	129
TransDigm
6.375%, 03/01/29(A)		900	920
6.375%, 05/31/33(A)		125	126
TransDigm
6.875%, 12/15/30(A)		1,500	1,554
TransDigm
6.625%, 03/01/32(A)		975	1,004
TransDigm
6.250%, 01/31/34(A)		650	668

Total Aerospace / Defense			7,818

Agricultural [0.3%]
Kernel Holding
6.750%, 10/27/27		5,281	4,806
MHP Lux
6.250%, 09/19/29		665	536

Total Agricultural			5,342

Air Transportation [0.0%]
SGL Group ApS
6.745%, EUR003M + 4.750%, 04/22/30(B)	EUR	400	465
SGL Group ApS
6.276%, EUR003M + 4.250%, 02/24/31(B)	EUR	145	166

Total Air Transportation			631

Airlines [0.1%]
Allegiant Travel
7.250%, 08/15/27(A)		1,190	1,205
American Airlines
5.500%, 04/20/26(A)		526	526

Total Airlines			1,731

Airport Develop/Maint [0.4%]
Aeropuertos Dominicanos Siglo XXI
7.000%, 06/30/34(A)		$1,990	$2,089
Kingston Airport Revenue Finance
6.750%, 12/15/36(A)		1,660	1,700
TAV Havalimanlari Holding
8.500%, 12/07/28		3,045	3,180

Total Airport Develop/Maint			6,969

Apparel/Textiles [0.0%]
Under Armour
7.250%, 07/15/30(A)		535	534

Applications Software [0.0%]
TeamSystem
5.194%, EUR003M + 3.250%, 07/01/32(B)	EUR	300	353

Auto Rent & Lease [0.2%]
Kapla Holding SAS
5.514%, EUR003M + 3.500%, 07/31/30(B)	EUR	850	1,002
Upbound Group
6.375%, 02/15/29(A)		1,765	1,742

Total Auto Rent & Lease			2,744

Automotive [0.7%]
Adient Global Holdings
8.250%, 04/15/31(A)		300	315
Adient Global Holdings
7.500%, 02/15/33(A)		850	879
Clarios Global
6.750%, 02/15/30(A)		325	336
6.750%, 09/15/32(A)		1,375	1,405
Dornoch Debt Merger Sub
6.625%, 10/15/29(A)		950	817
Ford Motor Credit
4.271%, 01/09/27		1,200	1,190
Ford Otomotiv Sanayi
7.125%, 04/25/29(A)		3,680	3,768
Forvia
6.750%, 09/15/33(A)		200	203
IHO Verwaltungs GmbH
8.000%, 11/15/32(A)		1,450	1,522
JB Poindexter
8.750%, 12/15/31(A)		600	628

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 24

schedule of investments
September 30, 2025
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)		Value (000)
Real Hero Merger Sub 2
6.250%, 02/01/29(A)		$500	$341
ZF North America Capital
6.875%, 04/14/28(A)		200	203
ZF North America Capital
7.125%, 04/14/30(A)		200	198

Total Automotive			11,805

Autoparts [0.3%]
American Axle & Manufacturing
6.875%, 07/01/28		505	505
Grupo Antolin Irausa
3.500%, 04/30/28	EUR	750	667
Metalsa Sapi De Cv
3.750%, 05/04/31		1,953	1,733
3.750%, 05/04/31(A)		2,955	2,623

Total Autoparts			5,528

Banking [0.0%]
Ally Financial
5.750%, 11/20/25		275	275

Banks [4.3%]
Akbank
9.369%, H15T5Y + 5.270%, 06/14/74(A) (B)		8,545	8,933
Banco Davivienda
6.650%, H15T10Y + 5.097%, 10/22/73(A) (B)		5,350	4,973
Banco de Credito e Inversiones
7.500%, H15T5Y + 3.767%, 03/12/74(B)		1,320	1,388
7.500%, H15T5Y + 3.767%, 03/12/74(A) (B)		1,950	2,051
Banco General
5.250%, H15T10Y + 3.665%, 11/07/73(B)		2,625	2,469
Banco Mercantil del Norte
7.625%, H15T10Y + 5.353%, 10/06/67(B)		6,165	6,325
Banco Mercantil del Norte
8.375%, H15T5Y + 4.072%, 02/20/74(A) (B)		1,350	1,421
Bancolombia
8.625%, H15T5Y + 4.320%, 12/24/34(B)		$2,010	$2,170
Bank Hapoalim
3.255%, H15T5Y + 2.155%, 01/21/32(A) (B)		2,697	2,629
Bank Nadra Via NDR Finance
8.250%, 06/22/17(C)		631	3
Bank Negara Indonesia Persero
4.300%, H15T5Y + 3.466%, 03/24/73(B)		2,600	2,518
Bank of Georgia JSC
9.500%, USISSO05 + 5.618%, 10/16/73(B)		2,030	2,055
BBVA Mexico Institucion De Banca Multiple Grupo Financiero BBVA Mexico
5.125%, H15T5Y + 2.650%, 01/18/33(B)		4,167	4,092
BBVA Mexico Institucion De Banca Multiple Grupo Financiero BBVA Mexico
8.125%, H15T5Y + 4.214%, 01/08/39(B)		4,900	5,343
Freedom Mortgage
12.000%, 10/01/28(A)		900	954
Freedom Mortgage
12.250%, 10/01/30(A)		533	595
ING Bank, MTN
2.571%, 01/01/28(D)	JPY	150,620	810
Ipoteka-Bank ATIB
5.500%, 11/19/25		5,425	5,408
Jscb Agrobank
9.250%, 10/02/29(A)		3,000	3,256
OTP Bank Nyrt
7.300%, H15T5Y + 2.861%, 07/30/35(B)		3,800	4,046
Sovcombank Via SovCom Capital DAC
7.600%, H15T5Y + 6.362%, 02/17/74(C)(D)		3,615	—
Turkiye Garanti Bankasi
8.375%, H15T5Y + 4.090%, 02/28/34(A) (B)		6,100	6,310

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 25

schedule of investments
September 30, 2025
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)		Value (000)
Yapi ve Kredi Bankasi, MTN
9.250%, 10/16/28		$575	$626
9.250%, 10/16/28(A)		3,950	4,298

Total Banks			72,673

Broadcasting & Cable [0.5%]
Cable One
4.000%, 11/15/30(A)		2,685	2,275
Charter Communications Operating
6.650%, 02/01/34		765	817
Charter Communications Operating
6.484%, 10/23/45		2,323	2,293
CSC Holdings
11.250%, 05/15/28(A)		1,605	1,486
Directv Financing
8.875%, 02/01/30(A)		608	600
Grupo Televisa
5.250%, 05/24/49		555	394
Time Warner Cable
5.875%, 11/15/40		530	507

Total Broadcasting & Cable			8,372

Building & Construction [1.0%]
Ashton Woods USA
6.875%, 08/01/33(A)		585	590
Assemblin Caverion Group
5.500%, EUR003M + 3.500%, 07/01/31(B)	EUR	700	825
Brundage-Bone Concrete Pumping Holdings
7.500%, 02/01/32(A)		2,455	2,479
Dream Finders Homes
8.250%, 08/15/28(A)		1,296	1,345
Forestar Group
5.000%, 03/01/28(A)		628	622
Forestar Group
6.500%, 03/15/33(A)		1,729	1,769
Knife River
7.750%, 05/01/31(A)		1,380	1,448
LGI Homes
8.750%, 12/15/28(A)		590	619
Limak Cimento Sanayi ve Ticaret
9.750%, 07/25/29		1,930	1,982
New Home
9.250%, 10/01/29(A)		1,709	1,796
Smyrna Ready Mix Concrete
6.000%, 11/01/28(A)		$590	$590
Smyrna Ready Mix Concrete
8.875%, 11/15/31(A)		1,665	1,757
Winnebago Industries
6.250%, 07/15/28(A)		410	409
Yuksel Insaat
9.500%, 11/10/15(C)		12,655	127

Total Building & Construction			16,358

Building Materials [0.9%]
American Builders & Contractors Supply
4.000%, 01/15/28(A)		350	343
American Builders & Contractors Supply
3.875%, 11/15/29(A)		400	380
CP Atlas Buyer
9.750%, 07/15/30(A)		600	628
CP Atlas Buyer
12.750%, 01/15/31(A)		775	774
Foundation Building Materials
6.000%, 03/01/29(A)		1,955	1,981
Interface
5.500%, 12/01/28(A)		1,075	1,073
Masterbrand
7.000%, 07/15/32(A)		1,580	1,633
Miter Brands Acquisition Holdco
6.750%, 04/01/32(A)		475	488
MIWD Holdco II
5.500%, 02/01/30(A)		500	487
Patrick Industries
6.375%, 11/01/32(A)		750	761
Quikrete Holdings
6.375%, 03/01/32(A)		713	739
Quikrete Holdings
6.750%, 03/01/33(A)		898	933
QXO Building Products
6.750%, 04/30/32(A)		1,000	1,034
Standard Building Solutions
6.500%, 08/15/32(A)		475	488
Standard Building Solutions
6.250%, 08/01/33(A)		495	501
Standard Industries
4.750%, 01/15/28(A)		1,150	1,138

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 26

schedule of investments
September 30, 2025
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)	Value (000)
TopBuild
5.625%, 01/31/34(A)	$575	574
White Capital Buyer
6.875%, 10/15/28(A)	1,835	1,828

Total Building Materials		15,783

Building-Heavy Construct [0.8%]
Arcosa
6.875%, 08/15/32(A)	775	810
ATP Tower Holdings
7.875%, 02/03/30(A)	3,700	3,808
HTA Group
7.500%, 06/04/29(A)	3,122	3,238
IHS Holding
8.250%, 11/29/31	1,970	2,067
IRB Infrastructure Developers
7.110%, 03/11/32	3,700	3,843

Total Building-Heavy Construct		13,766

Cable Satellite [1.2%]
CCO Holdings
5.125%, 05/01/27(A)	1,600	1,589
CCO Holdings
5.000%, 02/01/28(A)	1,200	1,187
CCO Holdings
5.375%, 06/01/29(A)	250	248
CCO Holdings
4.500%, 08/15/30(A)	550	519
4.500%, 05/01/32	150	137
CCO Holdings
4.250%, 02/01/31(A)	150	138
4.250%, 01/15/34(A)	900	777
CCO Holdings
7.375%, 03/01/31(A)	2,154	2,226
CCO Holdings
4.750%, 02/01/32(A)	200	185
CSC Holdings
4.125%, 12/01/30(A)	400	262
CSC Holdings
3.375%, 02/15/31(A)	400	258
CSC Holdings
4.500%, 11/15/31(A)	1,050	683
DIRECTV Holdings
5.875%, 08/15/27(A)	487	486
Sirius XM Radio
4.000%, 07/15/28(A)	1,540	1,487
Sirius XM Radio
5.500%, 07/01/29(A)	1,250	1,250
Sirius XM Radio
3.875%, 09/01/31(A)	$350	$317
Sunrise FinCo I BV
4.875%, 07/15/31(A)	1,275	1,215
Telenet Finance Luxembourg Notes Sarl
5.500%, 03/01/28(A)	1,400	1,392
Virgin Media Finance
5.000%, 07/15/30(A)	700	650
Virgin Media Secured Finance
5.500%, 05/15/29(A)	1,425	1,409
Virgin Media Secured Finance
4.500%, 08/15/30(A)	825	778
Vmed O2 UK Financing I
4.750%, 07/15/31(A)	1,630	1,534
VZ Secured Financing BV
5.000%, 01/15/32(A)	400	362
Ziggo Bond BV
5.125%, 02/28/30(A)	425	385
Ziggo BV
4.875%, 01/15/30(A)	350	330

Total Cable Satellite		19,804

Chemicals [1.8%]
Ashland
3.375%, 09/01/31(A)	500	443
Axalta Coating Systems
4.750%, 06/15/27(A)	700	697
Axalta Coating Systems
3.375%, 02/15/29(A)	250	237
Celanese US Holdings
6.500%, 04/15/30	100	101
Celanese US Holdings
6.750%, 04/15/33	1,075	1,071
Celanese US Holdings
7.200%, 11/15/33	1,095	1,137
Consolidated Energy Finance
6.500%, 05/15/26(A)	355	346
Consolidated Energy Finance
12.000%, 02/15/31(A)	520	477
Element Solutions
3.875%, 09/01/28(A)	525	509
GC Treasury Center
7.125%, H15T5Y + 3.162%, 03/10/74(A) (B)	1,510	1,560

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 27

schedule of investments
September 30, 2025
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)		Value (000)
GC Treasury Center
6.500%, H15T5Y + 2.815%, 06/10/74(A) (B)		$1,890	$1,912
HB Fuller
4.250%, 10/15/28		775	754
Herens Holdco Sarl
4.750%, 05/15/28(A)		450	394
Illuminate Buyer
9.000%, 07/01/28(A)		575	577
INEOS Finance
6.750%, 05/15/28(A)		2,260	2,218
INEOS Finance
7.250%, 03/31/31	EUR	750	879
Inversion Escrow Issuer
6.750%, 08/01/32(A)		925	911
Mativ Holdings
8.000%, 10/01/29(A)		2,075	2,054
Maxam Prill Sarl
7.750%, 07/15/30(A)		750	758
OCP
7.500%, 05/02/54(A)		3,300	3,654
Olympus Water US Holding
7.125%, 10/01/27(A)		375	382
Olympus Water US Holding
9.750%, 11/15/28(A)		325	341
Olympus Water US Holding
6.250%, 10/01/29(A)		625	606
Olympus Water US Holding
7.250%, 06/15/31(A)		500	507
7.250%, 02/15/33(A)		500	500
Orbia Advance
7.500%, 05/13/35(A)		5,010	5,271
Orbia Advance
5.875%, 09/17/44		486	415
Qnity Electronics
5.750%, 08/15/32(A)		125	126
Qnity Electronics
6.250%, 08/15/33(A)		150	153
SNF Group
3.375%, 03/15/30(A)		275	255
Solstice Advanced Materials
5.625%, 09/30/33(A)		275	276
WR Grace Holdings
4.875%, 06/15/27(A)		281	279
WR Grace Holdings
5.625%, 08/15/29(A)		550	511
WR Grace Holdings
6.625%, 08/15/32(A)		$250	$247

Total Chemicals			30,558

Coal Mining [0.2%]
Coronado Finance Pty
9.250%, 10/01/29(A)		1,832	1,613
Mongolian Mining
8.440%, 04/03/30		1,250	1,266
New World Resources
8.000%, 04/07/20(C)	EUR	1,101	2
Warrior Met Coal
7.875%, 12/01/28(A)		1,097	1,113

Total Coal Mining			3,994

Commercial Serv-Finance [0.0%]
Block
5.625%, 08/15/30(A)		114	115
Block
6.000%, 08/15/33(A)		114	117
ION Platform Finance US
7.875%, 09/30/32(A)		265	263

Total Commercial Serv-Finance			495

Commercial Services [0.0%]
SD International Sukuk, MTN
6.300%, 05/09/22(C)		13,384	1

Communication & Media [0.2%]
Globo Comunicacao e Participacoes
5.500%, 01/14/32		200	194
5.500%, 01/14/32(A)		2,457	2,376

Total Communication & Media			2,570

Computers-Memory Devices [0.1%]
Seagate Data Storage Technology Pte
8.250%, 12/15/29(A)		911	964
Seagate Data Storage Technology Pte
5.750%, 12/01/34(A)		510	508

Total Computers-Memory Devices			1,472

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 28

schedule of investments
September 30, 2025
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)	Value (000)
Construction Machinery [0.2%]
Herc Holdings
7.000%, 06/15/30(A)	$450	$467
Herc Holdings
7.250%, 06/15/33(A)	475	496
Terex
5.000%, 05/15/29(A)	805	793
United Rentals North America
5.500%, 05/15/27	424	424
United Rentals North America
4.875%, 01/15/28	600	598

Total Construction Machinery		2,778

Consumer Cyclical Services [0.5%]
Allied Universal Holdco
6.000%, 06/01/29(A)	725	713
Allied Universal Holdco
6.875%, 06/15/30(A)	375	385
Allied Universal Holdco
7.875%, 02/15/31(A)	800	839
Brink’s
6.500%, 06/15/29(A)	350	360
Brink’s
6.750%, 06/15/32(A)	350	364
Cars.com
6.375%, 11/01/28(A)	500	498
Garda World Security
6.000%, 06/01/29(A)	1,250	1,239
Garda World Security
8.250%, 08/01/32(A)	475	492
Garda World Security
8.375%, 11/15/32(A)	725	753
Go Daddy Operating
5.250%, 12/01/27(A)	725	724
Match Group
5.000%, 12/15/27(A)	1,000	997
Match Group
4.625%, 06/01/28(A)	250	246
Match Group Holdings II
6.125%, 09/15/33(A)	450	454

Total Consumer Cyclical Services		8,064

Consumer Products [0.4%]
Beach Acquisition Bidco
10.000% PIK, 07/15/33(A)	1,150	1,241
Champ Acquisition
8.375%, 12/01/31(A)	$1,207	$1,283
Edgewell Personal Care
5.500%, 06/01/28(A)	725	724
Edgewell Personal Care
4.125%, 04/01/29(A)	325	309
Energizer Holdings
4.750%, 06/15/28(A)	200	196
Energizer Holdings
4.375%, 03/31/29(A)	850	815
Energizer Holdings
6.000%, 09/15/33(A)	775	757
Whirlpool
6.125%, 06/15/30	1,063	1,071
Whirlpool
6.500%, 06/15/33	575	573

Total Consumer Products		6,969

Containers & Packaging [0.0%]
Sealed Air
6.875%, 07/15/33(A)	605	657

Dialysis Centers [0.1%]
DaVita
6.875%, 09/01/32(A)	1,105	1,141

Distribution/Wholesale [0.1%]
Windsor Holdings III
8.500%, 06/15/30(A)	1,000	1,059

Diversified Manufacturing [0.2%]
EMRLD Borrower
6.625%, 12/15/30(A)	1,500	1,542
Enpro
6.125%, 06/01/33(A)	125	128
Gates
6.875%, 07/01/29(A)	400	415
WESCO Distribution
7.250%, 06/15/28(A)	800	810
WESCO Distribution
6.375%, 03/15/29(A)	100	103
6.375%, 03/15/33(A)	328	340
WESCO Distribution
6.625%, 03/15/32(A)	150	156

Total Diversified Manufacturing		3,494

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 29

schedule of investments
September 30, 2025
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)		Value (000)
Drugs [0.0%]
Neopharmed Gentili SPA
6.276%, EUR003M + 4.250%, 04/08/30(B)	EUR	400	$475
Organon
2.875%, 04/30/28	EUR	590	675

Total Drugs			1,150

E-Commerce/Products [0.1%]
ANGI Group
3.875%, 08/15/28(A)		1,581	1,486

Electric Utilities [0.8%]
AES Andes
8.150%, H15T5Y + 3.835%, 06/10/55(A) (B)		1,540	1,629
Hawaiian Electric
6.000%, 10/01/33(A)		575	580
Lightning Power
7.250%, 08/15/32(A)		2,218	2,348
Mong Duong Finance Holdings BV
5.125%, 05/07/29		3,076	3,043
Pike
8.625%, 01/31/31(A)		1,199	1,286
Star Energy Geothermal Wayang Windu
6.750%, 04/24/33		3,861	3,991
Vistra
8.000%, H15T5Y + 6.930%, 04/15/74(A) (B)		1,130	1,156

Total Electric Utilities			14,033

Electric-Distribution [0.1%]
Zorlu Enerji Elektrik Uretim
11.000%, 04/23/30		2,100	1,931

Energy & Power [0.6%]
FS Luxembourg Sarl
8.875%, 02/12/31		4,580	4,797
8.875%, 02/12/31(A)		1,900	1,990
Greenko Wind Projects Mauritius
7.250%, 09/27/28(A)		2,960	3,014

Total Energy & Power			9,801

Entertainment & Gaming [0.7%]
Flutter Treasury DAC
4.000%, 06/04/31	EUR	100	$118
IGT Lottery Holdings BV
4.250%, 03/15/30	EUR	430	513
Lottomatica Group Spa
5.297%, EUR003M + 3.250%, 06/01/31(B)	EUR	200	236
Melco Resorts Finance
5.750%, 07/21/28		2,100	2,093
Melco Resorts Finance
5.375%, 12/04/29		3,850	3,775
Station Casinos
6.625%, 03/15/32(A)		545	560
Studio City Finance
6.500%, 01/15/28		4,000	3,998
Voyager Parent
9.250%, 07/01/32(A)		311	329
Wynn Macau
5.625%, 08/26/28		900	899

Total Entertainment & Gaming			12,521

Environmental [0.0%]
Clean Harbors
5.750%, 10/15/33(A)		300	303

Finance Companies [1.0%]
Boost Newco Borrower
7.500%, 01/15/31(A)		2,165	2,297
CrossCountry Intermediate HoldCo
6.500%, 10/01/30(A)		550	552
Macquarie Airfinance Holdings
8.125%, 03/30/29(A)		1,110	1,156
Navient
5.000%, 03/15/27		750	747
Rocket
6.125%, 08/01/30(A)		50	51
Rocket
6.375%, 08/01/33(A)		2,750	2,841
Rocket Mortgage
3.625%, 03/01/29(A)		350	334
Rocket Mortgage
3.875%, 03/01/31(A)		950	887
Rocket Mortgage
4.000%, 10/15/33(A)		1,165	1,064
United Wholesale Mortgage
5.500%, 11/15/25(A)		1,690	1,689
5.500%, 04/15/29(A)		3,353	3,308

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 30

schedule of investments
September 30, 2025
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)		Value (000)
UWM Holdings
6.625%, 02/01/30(A)		$1,550	$1,578
UWM Holdings
6.250%, 03/15/31(A)		225	224

Total Finance Companies			16,728

Financial Services [2.5%]
ASG Finance DAC
9.750%, 05/15/29(A)		6,040	5,842
Bread Financial Holdings
9.750%, 03/15/29(A)		940	1,003
Burford Capital Global Finance
7.500%, 07/15/33(A)		620	631
CSN Inova Ventures
6.750%, 01/28/28(A)		2,980	2,895
Enact Holdings
6.250%, 05/28/29		2,185	2,285
Encore Capital Group
4.250%, 06/01/28	GBP	500	642
Encore Capital Group
9.250%, 04/01/29(A)		2,135	2,250
Enova International
11.250%, 12/15/28(A)		1,185	1,261
Enova International
9.125%, 08/01/29(A)		1,170	1,232
Freedom Mortgage Holdings
9.250%, 02/01/29(A)		754	796
Freedom Mortgage Holdings
8.375%, 04/01/32(A)		650	681
Freedom Mortgage Holdings
7.875%, 04/01/33(A)		209	215
Garfunkelux Holdco 3
9.000%, 09/01/28	EUR	238	284
Garfunkelux Holdco 3
9.500%, 11/01/28	EUR	948	711
Garfunkelux Holdco 4
10.500%, 05/01/30	EUR	193	24
GGAM Finance
8.000%, 02/15/27(A)		1,265	1,295
goeasy
9.250%, 12/01/28(A)		580	606
goeasy
7.625%, 07/01/29(A)		1,515	1,534
Iqera Group SAS
6.536%, EUR003M + 4.500%, 04/30/30(B)	EUR	727	623
Jefferies Finance
5.000%, 08/15/28(A)		$965	$932
Jefferies Finance
6.625%, 10/15/31(A)		1,485	1,494
Jefferson Capital Holdings
9.500%, 02/15/29(A)		1,110	1,169
Jefferson Capital Holdings
8.250%, 05/15/30(A)		1,102	1,153
Nationstar Mortgage Holdings
6.500%, 08/01/29(A)		440	452
Nationstar Mortgage Holdings
5.750%, 11/15/31(A)		900	909
Nationstar Mortgage Holdings
7.125%, 02/01/32(A)		287	300
OneMain Finance
7.875%, 03/15/30		1,080	1,143
OneMain Finance
6.750%, 03/15/32		450	459
PennyMac Financial Services
7.875%, 12/15/29(A)		575	610
PennyMac Financial Services
6.875%, 02/15/33(A)		640	661
Phoenix Aviation Capital
9.250%, 07/15/30(A)		605	644
PRA Group
5.000%, 10/01/29(A)		1,250	1,161
PRA Group
8.875%, 01/31/30(A)		1,052	1,086
Provident Funding Associates
9.750%, 09/15/29(A)		1,068	1,128
Sobha Sukuk
8.750%, 07/17/28		2,778	2,904
TrueNoord Capital DAC
8.750%, 03/01/30(A)		710	754

Total Financial Services			41,769

Food & Beverage [0.3%]
BellRing Brands
7.000%, 03/15/30(A)		925	956
Froneri Lux FinCo SARL
6.000%, 08/01/32(A)		1,225	1,226
Performance Food Group
4.250%, 08/01/29(A)		925	899
Performance Food Group
6.125%, 09/15/32(A)		50	51

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 31

schedule of investments
September 30, 2025
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)		Value (000)
Post Holdings
6.250%, 02/15/32(A)		$400	$411
US Foods
6.875%, 09/15/28(A)		375	386
US Foods
4.750%, 02/15/29(A)		475	468
US Foods
5.750%, 04/15/33(A)		375	377

Total Food & Beverage			4,774

Food, Beverage & Tobacco [0.6%]
Health & Happiness H&H International Holdings
9.125%, 07/24/28		5,580	5,926
Minerva Luxembourg
4.375%, 03/18/31(A)		2,425	2,230
Simmons Foods
4.625%, 03/01/29(A)		855	820
Turning Point Brands
7.625%, 03/15/32(A)		1,268	1,341

Total Food, Beverage & Tobacco			10,317

Food-Baking [0.0%]
Sammontana Italia
5.776%, EUR003M + 3.750%, 10/15/31(B)	EUR	195	230

Food-Flour and Grain [0.2%]
Aragvi Finance International DAC
11.125%, 11/20/29(A)		3,500	3,518

Gaming [0.8%]
Affinity Interactive
6.875%, 12/15/27(A)		250	142
Boyd Gaming
4.750%, 12/01/27		875	870
Caesars Entertainment
4.625%, 10/15/29(A)		575	550
Caesars Entertainment
7.000%, 02/15/30(A)		225	231
Caesars Entertainment
6.500%, 02/15/32(A)		425	434
Caesars Entertainment
6.000%, 10/15/32(A)		1,275	1,256
Churchill Downs
5.750%, 04/01/30(A)		150	150
Churchill Downs
6.750%, 05/01/31(A)		1,110	1,138
Light & Wonder International
7.250%, 11/15/29(A)		$125	$128
Light & Wonder International
7.500%, 09/01/31(A)		925	963
Light & Wonder International
6.250%, 10/01/33(A)		810	811
MGM Resorts International
6.125%, 09/15/29		550	560
MGM Resorts International
6.500%, 04/15/32		1,650	1,681
Midwest Gaming Borrower
4.875%, 05/01/29(A)		775	753
Rivers Enterprise Lender
6.250%, 10/15/30(A)		375	378
Station Casinos
4.500%, 02/15/28(A)		2,140	2,104
Station Casinos
4.625%, 12/01/31(A)		960	905
Wynn Resorts Finance
7.125%, 02/15/31(A)		475	512
Wynn Resorts Finance
6.250%, 03/15/33(A)		350	355

Total Gaming			13,921

Gold Mining [0.2%]
Aris Mining
8.000%, 10/31/29(A)		3,870	4,024

Health Insurance [0.0%]
Molina Healthcare
6.250%, 01/15/33(A)		425	429

Healthcare [0.8%]
AHP Health Partners
5.750%, 07/15/29(A)		750	738
Avantor Funding
4.625%, 07/15/28(A)		875	861
CHS
6.000%, 01/15/29(A)		250	243
CHS
6.875%, 04/15/29(A)		700	556
CHS
5.250%, 05/15/30(A)		200	181
CHS
9.750%, 01/15/34(A)		350	359

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 32

schedule of investments
September 30, 2025
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)		Value (000)
Concentra Health Services
6.875%, 07/15/32(A)		$475	$493
DaVita
4.625%, 06/01/30(A)		220	211
Embecta
6.750%, 02/15/30(A)		225	219
Insulet
6.500%, 04/01/33(A)		963	1,001
IQVIA
5.000%, 10/15/26(A)		1,075	1,074
IQVIA
6.250%, 06/01/32(A)		625	643
Medline Borrower
6.250%, 04/01/29(A)		525	539
Medline Borrower
5.250%, 10/01/29(A)		1,900	1,883
Neogen Food Safety
8.625%, 07/20/30(A)		75	78
Raven Acquisition Holdings
6.875%, 11/15/31(A)		1,025	1,054
Select Medical
6.250%, 12/01/32(A)		800	800
Tenet Healthcare
6.250%, 02/01/27		200	200
Tenet Healthcare
5.125%, 11/01/27		1,225	1,222
Tenet Healthcare
6.125%, 10/01/28		575	575
Tenet Healthcare
6.750%, 05/15/31		450	466

Total Healthcare			13,396

Homebuilders/Materials/Construction [0.0%]
Victoria
3.750%, 03/15/28	EUR	381	105

Hotels and Motels [0.1%]
Marriott Ownership Resorts
4.750%, 01/15/28		1,045	1,028
Travel + Leisure
6.625%, 07/31/26(A)		938	945

Total Hotels and Motels			1,973

Independent Energy [0.6%]
Aethon United BR
7.500%, 10/01/29(A)		475	495
Antero Resources
7.625%, 02/01/29(A)		159	162
Ascent Resources Utica Holdings
9.000%, 11/01/27(A)		$375	$453
Ascent Resources Utica Holdings
6.625%, 10/15/32(A)		1,008	1,029
6.625%, 07/15/33(A)		400	405
Chord Energy
6.000%, 10/01/30(A)		872	866
Civitas Resources
8.375%, 07/01/28(A)		325	337
Civitas Resources
8.625%, 11/01/30(A)		350	362
Civitas Resources
8.750%, 07/01/31(A)		150	153
Civitas Resources
9.625%, 06/15/33(A)		125	132
CNX Resources
7.250%, 03/01/32(A)		575	597
Comstock Resources
6.750%, 03/01/29(A)		925	923
Equities
6.375%, 04/01/29		275	285
Expand Energy
7.000%, 10/01/24(C) (D)		575	2
Expand Energy
5.375%, 03/15/30		300	305
Matador Resources
6.500%, 04/15/32(A)		875	883
Matador Resources
6.250%, 04/15/33(A)		100	101
Permian Resources Operating
6.250%, 02/01/33(A)		175	178
Range Resources
8.250%, 01/15/29		500	512
SM Energy
6.750%, 09/15/26		625	625
SM Energy
7.000%, 08/01/32(A)		100	100
TGNR Intermediate Holdings
5.500%, 10/15/29(A)		725	709

Total Independent Energy			9,614

Industrial - Other [0.2%]
Hillenbrand
6.250%, 02/15/29		325	333
Madison IAQ
5.875%, 06/30/29(A)		1,850	1,827

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 33

schedule of investments
September 30, 2025
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)		Value (000)
SPX FLOW
8.750%, 04/01/30(A)		$900	$924

Total Industrial - Other			3,084

Insurance [0.2%]
Howden UK Refinance
7.250%, 02/15/31(A)		500	515
Howden UK Refinance
8.125%, 02/15/32(A)		2,240	2,324

Total Insurance			2,839

Insurance - P&C [1.7%]
Acrisure
7.500%, 11/06/30(A)		1,570	1,635
Acrisure
6.750%, 07/01/32(A)		125	129
Alliant Holdings Intermediate
6.750%, 10/15/27(A)		1,080	1,082
Alliant Holdings Intermediate
5.875%, 11/01/29(A)		375	373
Alliant Holdings Intermediate
7.000%, 01/15/31(A)		725	749
Alliant Holdings Intermediate
7.375%, 10/01/32(A)		350	361
AmWINS Group
6.375%, 02/15/29(A)		125	127
AmWINS Group
4.875%, 06/30/29(A)		1,300	1,264
Amynta Agency Borrower and Amynta Warranty Borrower Inc
7.500%, 07/15/33(A)		675	691
Ardonagh Finco
7.750%, 02/15/31(A)		2,855	2,987
Ardonagh Group Finance
8.875%, 02/15/32(A)		2,425	2,551
Baldwin Insurance Group Holdings
7.125%, 05/15/31(A)		2,320	2,409
BroadStreet Partners
5.875%, 04/15/29(A)		1,575	1,571
HUB International
5.625%, 12/01/29(A)		1,075	1,074
HUB International
7.250%, 06/15/30(A)		1,450	1,512
HUB International
7.375%, 01/31/32(A)		$1,150	$1,197
Jones Deslauriers Insurance Management
8.500%, 03/15/30(A)		875	920
Jones Deslauriers Insurance Management
6.875%, 10/01/33(A)		700	696
Panther Escrow Issuer
7.125%, 06/01/31(A)		2,350	2,444
Ryan Specialty
4.375%, 02/01/30(A)		300	289
Ryan Specialty
5.875%, 08/01/32(A)		2,597	2,627
USI
7.500%, 01/15/32(A)		1,600	1,676

Total Insurance - P&C			28,364

Internet Connectiv Svcs [0.1%]
United Group BV
6.286%, EUR003M + 4.250%, 02/01/29(B)	EUR	500	588
6.286%, EUR003M + 4.250%, 02/15/31(B)	EUR	630	742

Total Internet Connectiv Svcs			1,330

Internet Content-Entmnt [0.1%]
Snap
6.875%, 03/01/33(A)		1,125	1,150

Investment Bank/Broker-Dealer [0.2%]
Aretec Group
10.000%, 08/15/30(A)		1,060	1,155
Osaic Holdings
6.750%, 08/01/32(A)		573	592
VFH Parent
7.500%, 06/15/31(A)		1,010	1,044

Total Investment Bank/Broker-Dealer			2,791

Investment Companies [0.1%]
Hightower Holding
6.750%, 04/15/29(A)		1,131	1,116

Leisure [0.5%]
Carnival
5.125%, 05/01/29(A)		250	250
Carnival
6.000%, 05/01/29(A)		575	583

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 34

schedule of investments
September 30, 2025
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)		Value (000)
Carnival
7.000%, 08/15/29(A)		$175	$184
Carnival
5.750%, 03/15/30(A)		100	102
5.750%, 08/01/32(A)		475	483
Carnival
5.875%, 06/15/31(A)		200	205
Carnival
6.125%, 02/15/33(A)		225	231
NCL
5.875%, 02/15/27(A)		1,385	1,389
5.875%, 01/15/31(A)		150	150
NCL
7.750%, 02/15/29(A)		125	133
NCL
6.750%, 02/01/32(A)		375	385
NCL
6.250%, 09/15/33(A)		175	176
NCL Finance
6.125%, 03/15/28(A)		200	205
Royal Caribbean Cruises
5.500%, 08/31/26(A)		350	351
Royal Caribbean Cruises
5.375%, 07/15/27(A)		525	530
Royal Caribbean Cruises
5.625%, 09/30/31(A)		100	102
Royal Caribbean Cruises
6.250%, 03/15/32(A)		275	284
Royal Caribbean Cruises
6.000%, 02/01/33(A)		175	180
SeaWorld Parks & Entertainment
5.250%, 08/15/29(A)		1,025	1,008
Six Flags Entertainment
7.250%, 05/15/31(A)		1,000	1,000
VOC Escrow
5.000%, 02/15/28(A)		1,130	1,127

Total Leisure			9,058

Lodging [0.2%]
Hilton Domestic Operating
5.750%, 05/01/28(A)		525	526
5.750%, 09/15/33(A)		100	101
Hilton Domestic Operating
3.750%, 05/01/29(A)		375	361
Hilton Domestic Operating
5.875%, 03/15/33(A)		300	306
RHP Hotel Properties
7.250%, 07/15/28(A)		150	154
RHP Hotel Properties
6.500%, 04/01/32(A)		$425	$437
6.500%, 06/15/33(A)		125	129
Wyndham Hotels & Resorts
4.375%, 08/15/28(A)		375	366
XHR
6.625%, 05/15/30(A)		250	257

Total Lodging			2,637

Machinery [0.2%]
BWX Technologies
4.125%, 06/30/28(A)		2,340	2,284
Manitowoc
9.250%, 10/01/31(A)		1,080	1,136

Total Machinery			3,420

Machinery-Pumps [0.0%]
CEME
6.500%, EUR003M + 4.500%, 09/30/31(B)	EUR	500	588

Media Entertainment [0.3%]
Gray Media
5.375%, 11/15/31(A)		350	262
Lamar Media
4.875%, 01/15/29		575	570
Nexstar Broadcasting
5.625%, 07/15/27(A)		200	200
Outfront Media Capital
4.625%, 03/15/30(A)		750	721
Sinclair Television Group
5.500%, 03/01/30(A)		300	252
Sinclair Television Group
4.375%, 12/31/32(A)		175	122
Stagwell Global
5.625%, 08/15/29(A)		850	825
Univision Communications
8.000%, 08/15/28(A)		250	259
Univision Communications
4.500%, 05/01/29(A)		225	212
Univision Communications
7.375%, 06/30/30(A)		825	829
Univision Communications
9.375%, 08/01/32(A)		250	267
Warnermedia Holdings
5.050%, 03/15/42		900	718

Total Media Entertainment			5,237

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 35

schedule of investments
September 30, 2025
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)		Value (000)
Medical Labs and Testing Srv [0.0%]
Kepler
6.073%, EUR003M + 4.125%, 12/18/29(B)	EUR	200	$238

Medical Products & Services [0.1%]
Dolcetto Holdco
5.639%, EUR003M + 3.625%, 07/14/32(B)	EUR	100	119
LifePoint Health
9.875%, 08/15/30(A)		450	487
LifePoint Health
11.000%, 10/15/30(A)		595	656
RAY Financing
5.776%, EUR003M + 3.750%, 07/15/31(B)	EUR	400	469

Total Medical Products & Services			1,731

Metal-Copper [0.5%]
First Quantum Minerals
9.375%, 03/01/29(A)		1,901	2,015
First Quantum Minerals
8.000%, 03/01/33(A)		5,990	6,319

Total Metal-Copper			8,334

Metal-Iron [0.4%]
Champion Iron Canada
7.875%, 07/15/32(A)		610	638
Mineral Resources
8.125%, 05/01/27(A)		815	815
Mineral Resources
9.250%, 10/01/28(A)		620	650
Mineral Resources, MTN
8.000%, 11/01/27(A)		490	500
Mineral Resources, MTN
8.500%, 05/01/30(A)		205	213
Samarco Mineracao
9.500% PIK, 06/30/31		4,248	4,270
TMS International
6.250%, 04/15/29(A)		480	465

Total Metal-Iron			7,551

Metals & Mining [0.9%]
Alcoa Nederland Holding BV
7.125%, 03/15/31(A)		765	804
Arsenal AIC Parent
8.000%, 10/01/30(A)		660	699
Arsenal AIC Parent
11.500%, 10/01/31(A)		$1,015	$1,127
Century Aluminum
6.875%, 08/01/32(A)		195	202
Cleveland-Cliffs
4.625%, 03/01/29(A)		650	626
Cleveland-Cliffs
6.875%, 11/01/29(A)		125	128
Cleveland-Cliffs
4.875%, 03/01/31(A)		200	187
Cleveland-Cliffs
7.500%, 09/15/31(A)		175	180
Cleveland-Cliffs
7.000%, 03/15/32(A)		1,770	1,788
Cleveland-Cliffs
7.375%, 05/01/33(A)		850	868
Cleveland-Cliffs
7.625%, 01/15/34(A)		200	206
Coeur Mining
5.125%, 02/15/29(A)		650	638
Ivanhoe Mines
7.875%, 01/23/30		2,860	2,949
7.875%, 01/23/30(A)		2,180	2,248
Kaiser Aluminum
4.500%, 06/01/31(A)		675	636
Vedanta Resources Finance II
9.475%, 07/24/30(A)		1,860	1,882

Total Metals & Mining			15,168

Midstream [0.8%]
Antero Midstream Partners
5.375%, 06/15/29(A)		250	249
Antero Midstream Partners
5.750%, 10/15/33(A)		1,575	1,568
Aris Water Holdings
7.250%, 04/01/30(A)		250	264
Blue Racer Midstream
7.000%, 07/15/29(A)		475	492
Blue Racer Midstream
7.250%, 07/15/32(A)		200	211
CNX Midstream Partners
4.750%, 04/15/30(A)		875	839
DT Midstream
4.375%, 06/15/31(A)		750	725
Hess Midstream Operations
5.125%, 06/15/28(A)		825	824
Northriver Midstream Finance
6.750%, 07/15/32(A)		850	873

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 36

schedule of investments
September 30, 2025
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)		Value (000)
Rockies Express Pipeline
6.750%, 03/15/33(A)		$600	$626
Suburban Propane Partners
5.875%, 03/01/27		750	748
Suburban Propane Partners
5.000%, 06/01/31(A)		375	357
Tallgrass Energy Partners
6.750%, 03/15/34(A)		1,100	1,090
Venture Global Plaquemines LNG
7.500%, 05/01/33(A)		1,075	1,188
Venture Global Plaquemines LNG
6.500%, 01/15/34(A)		125	131
Venture Global Plaquemines LNG
7.750%, 05/01/35(A)		1,750	1,975
Venture Global Plaquemines LNG
6.750%, 01/15/36(A)		525	558
WBI Operating
6.250%, 10/15/30(A)		250	250
WBI Operating
6.500%, 10/15/33(A)		150	150

Total Midstream			13,118

Miscellaneous Manufacturing [0.0%]
Anolis Capital Markets PCC
4.150%, 01/01/28(D)	EUR	460	470

Motion Pictures and Services [0.1%]
Warnermedia Holdings
4.279%, 03/15/32		2,084	1,909

Non-Ferrous Metals [0.2%]
Navoiyuran State Enterprise
6.700%, 07/02/30(A)		3,215	3,218

Oil Field Services [0.5%]
Archrock Partners
6.875%, 04/01/27(A)		1,300	1,300
Archrock Partners
6.625%, 09/01/32(A)		425	436
Kodiak Gas Services
7.250%, 02/15/29(A)		925	959
Kodiak Gas Services
6.500%, 10/01/33(A)		150	153
Kodiak Gas Services
6.750%, 10/01/35(A)		125	128
Nabors Industries
7.375%, 05/15/27(A)		$150	$152
Nabors Industries
7.500%, 01/15/28(A)		250	250
Nabors Industries
9.125%, 01/31/30(A)		250	261
Nabors Industries
8.875%, 08/15/31(A)		225	209
ORO SG Pte
12.000%, 12/20/25(D)		10,264	10
Precision Drilling
6.875%, 01/15/29(A)		325	327
Tidewater
9.125%, 07/15/30(A)		1,310	1,407
Transocean Titan Financing
8.375%, 02/01/28(A)		993	1,018
USA Compression Partners
6.875%, 09/01/27		175	175
USA Compression Partners
7.125%, 03/15/29(A)		1,225	1,263
USA Compression Partners
6.250%, 10/01/33(A)		125	126

Total Oil Field Services			8,174

Oil-Field Services [0.0%]
SESI
7.875%, 09/30/30(A)		595	595

Packaging [0.4%]
ARD Finance
6.500% PIK, 06/30/27(A)		767	19
Ardagh Metal Packaging Finance USA
4.000%, 09/01/29(A)		1,175	1,087
Ardagh Packaging Finance
5.250%, 08/15/27(A)		1,300	494
Ball
6.000%, 06/15/29		675	691
Clydesdale Acquisition Holdings
6.875%, 01/15/30(A)		275	282
Clydesdale Acquisition Holdings
8.750%, 04/15/30(A)		600	616
Clydesdale Acquisition Holdings
6.750%, 04/15/32(A)		250	257
Crown Americas
5.875%, 06/01/33(A)		575	581

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 37

schedule of investments
September 30, 2025
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)	Value (000)
Mauser Packaging Solutions Holding
7.875%, 04/15/27(A)	$375	$379
Mauser Packaging Solutions Holding
9.250%, 04/15/27(A)	225	225
OI European Group BV
4.750%, 02/15/30(A)	350	334
Sealed Air
7.250%, 02/15/31(A)	550	577
Sealed Air
6.500%, 07/15/32(A)	450	466
Trivium Packaging Finance BV
8.250%, 07/15/30(A)	225	240
Trivium Packaging Finance BV
12.250%, 01/15/31(A)	350	379

Total Packaging		6,627

Paper [0.1%]
Clearwater Paper
4.750%, 08/15/28(A)	750	706
Graphic Packaging International
4.750%, 07/15/27(A)	300	298
Graphic Packaging International
3.500%, 03/15/28(A)	300	289

Total Paper		1,293

Paper & Related Products [0.2%]
LD Celulose International GmbH
7.950%, 01/26/32(A)	3,720	3,932

Petroleum & Fuel Products [6.9%]
Borr IHC
10.000%, 11/15/28(A)	534	529
Borr IHC
10.375%, 11/15/30(A)	324	324
California Resources
8.250%, 06/15/29(A)	1,080	1,126
Cosan Overseas
8.250%, 02/05/74	4,103	4,108
Ecopetrol
4.625%, 11/02/31	7,550	6,779
Ecopetrol
8.875%, 01/13/33	5,142	5,585
Ecopetrol
8.375%, 01/19/36	$1,080	$1,115
Ecopetrol
5.875%, 05/28/45	4,500	3,441
Energean Israel Finance
5.375%, 03/30/28(A)	4,706	4,624
Geopark
5.500%, 01/17/27	7,780	7,366
Gulfport Energy Operating
6.750%, 09/01/29(A)	475	488
Hilcorp Energy I
8.375%, 11/01/33(A)	2,299	2,415
Kosmos Energy
7.500%, 03/01/28	405	354
Kosmos Energy
8.750%, 10/01/31(A)	6,210	4,817
Leviathan Bond
6.500%, 06/30/27(A)	4,096	4,105
Magnolia Oil & Gas Operating
6.875%, 12/01/32(A)	1,775	1,821
Matador Resources
6.875%, 04/15/28(A)	630	643
Medco Cypress Tree Pte
8.625%, 05/19/30	1,000	1,055
Medco Maple Tree Pte
8.960%, 04/27/29(A)	2,800	2,919
Noble Finance II
8.000%, 04/15/30(A)	1,340	1,387
Oro Negro Drilling Pte
0.000%, * (D) (E)	3,683	—
Oro Negro Drilling Pte
7.500%, 01/24/24(A) (C)	23,137	23
Petrobras Global Finance BV
6.250%, 01/10/36	4,100	4,046
Petroleos de Venezuela
8.500%, 10/27/20(C)	10,470	10,235
Petroleos de Venezuela
9.750%, 05/17/35(C)	8,689	1,555
Petroleos del Peru
5.625%, 06/19/47	2,025	1,491
Petroleos Mexicanos
5.950%, 01/28/31	8,590	8,320
Petroleos Mexicanos
10.000%, 02/07/33	2,335	2,710
Petron
7.350%, H15T3Y + 6.325%, 03/22/74(B)	2,030	2,094
Prairie Acquiror
9.000%, 08/01/29(A)	1,075	1,116

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 38

schedule of investments
September 30, 2025
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)		Value (000)
Raizen Fuels Finance
6.450%, 03/05/34		$2,230	$2,169
Raizen Fuels Finance
6.950%, 03/05/54		2,000	1,849
Rockies Express Pipeline
4.950%, 07/15/29(A)		622	617
Rockies Express Pipeline
7.500%, 07/15/38(A)		1,431	1,526
Seadrill Finance
8.375%, 08/01/30(A)		1,095	1,137
Tallgrass Energy Partners
7.375%, 02/15/29(A)		670	690
Transocean Aquila
8.000%, 09/30/28(A)		905	931
Transocean International
8.750%, 02/15/30(A)		473	497
Transocean International
7.875%, 10/15/32(A)		245	245
Trident Energy Finance
12.500%, 11/30/29		1,950	2,033
Valaris
8.375%, 04/30/30(A)		1,330	1,378
Venture Global LNG
9.500%, 02/01/29(A)		2,143	2,361
Venture Global LNG
9.000%, H15T5Y + 5.440%, 03/30/74(A) (B)		805	798
Vista Energy Argentina SAU
8.500%, 06/10/33(A)		1,280	1,303
Vista Energy Argentina SAU
7.625%, 12/10/35(A)		3,700	3,592
YPF
6.950%, 07/21/27		4,610	4,583
YPF
9.500%, 01/17/31		4,150	4,250

Total Petroleum & Fuel Products			116,550

Pharmaceuticals [0.6%]
1261229 BC
10.000%, 04/15/32(A)		1,175	1,205
Amneal Pharmaceuticals
6.875%, 08/01/32(A)		350	362
Bausch Health
4.875%, 06/01/28(A)		500	447
Bausch Health
5.000%, 02/15/29(A)		225	170
Bausch Health
7.250%, 05/30/29(A)		$425	$336
Emergent BioSolutions
3.875%, 08/15/28(A)		1,145	951
Grifols
4.750%, 10/15/28(A)		1,425	1,384
Opal Bidco SAS
6.500%, 03/31/32(A)		1,460	1,496
Organon
4.125%, 04/30/28(A)		1,255	1,212
Organon
5.125%, 04/30/31(A)		375	328
Organon
6.750%, 05/15/34(A)		1,455	1,393
Organon
7.875%, 05/15/34(A)		900	834

Total Pharmaceuticals			10,118

Precious Metals [0.0%]
Hecla Mining
7.250%, 02/15/28		184	186

Printing & Publishing [0.1%]
Cimpress
7.375%, 09/15/32(A)		1,165	1,164
Deluxe
8.125%, 09/15/29(A)		520	543

Total Printing & Publishing			1,707

Real Estate [0.0%]
Emeria SASU
7.750%, 03/31/28	EUR	350	377

Real Estate Investment Trusts [0.3%]
Apollo Commercial Real Estate Finance
4.625%, 06/15/29(A)		660	634
Arbor Realty SR
7.875%, 07/15/30(A)		450	473
Blackstone Mortgage Trust
7.750%, 12/01/29(A)		590	623
Brandywine Operating Partnership
6.125%, 01/15/31		715	714
Brookfield Property REIT
5.750%, 05/15/26(A)		1,508	1,504
Global Net Lease
3.750%, 12/15/27(A)		535	519

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 39

schedule of investments
September 30, 2025
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)		Value (000)
Starwood Property Trust
5.250%, 10/15/28(A)		$670	$670

Total Real Estate Investment Trusts			5,137

Real Estate Oper/Develop [0.8%]
Country Garden Holdings
5.125%, 01/17/25(C)		2,600	273
GLP Pte
9.750%, 05/20/28		2,100	2,184
Howard Hughes
5.375%, 08/01/28(A)		1,780	1,773
MAF Global Securities
6.375%, H15T5Y + 3.539%, 09/20/74(B)		3,875	3,879
Pakuwon Jati
4.875%, 04/29/28		5,600	5,499

Total Real Estate Oper/Develop			13,608

Restaurants [0.2%]
1011778 BC ULC
6.125%, 06/15/29(A)		225	230
1011778 BC ULC
5.625%, 09/15/29(A)		175	177
1011778 BC ULC
4.000%, 10/15/30(A)		2,025	1,908
KFC Holding
4.750%, 06/01/27(A)		975	971

Total Restaurants			3,286

Retail [0.6%]
Asbury Automotive Group
4.750%, 03/01/30		230	224
Bath & Body Works
6.750%, 07/01/36		1,245	1,281
BlueLinx Holdings
6.000%, 11/15/29(A)		1,340	1,319
Carvana
9.000% PIK, 06/01/30(A)		1,063	1,112
Fertitta Entertainment
6.750%, 01/15/30(A)		560	525
FirstCash
5.625%, 01/01/30(A)		1,214	1,212
FirstCash
6.875%, 03/01/32(A)		2,490	2,573
Future Retail
5.600%, 01/22/25(C)		16,200	3
Lithia Motors
4.375%, 01/15/31(A)		$1,205	$1,144
Macy’s Retail Holdings
5.125%, 01/15/42		485	383
Quicktop Holdco
6.529%, EUR003M + 4.500%, 03/21/30(A) (B)	EUR	100	120

Total Retail			9,896

Retailers [0.5%]
Academy
6.000%, 11/15/27(A)		1,690	1,689
Asbury Automotive Group
4.625%, 11/15/29(A)		600	582
Asbury Automotive Group
5.000%, 02/15/32(A)		1,900	1,824
Belron UK Finance
5.750%, 10/15/29(A)		200	203
Gap
3.625%, 10/01/29(A)		225	211
Gap
3.875%, 10/01/31(A)		225	204
Group 1 Automotive
6.375%, 01/15/30(A)		980	1,002
Hanesbrands
9.000%, 02/15/31(A)		650	688
LCM Investments Holdings II
4.875%, 05/01/29(A)		100	98
LCM Investments Holdings II
8.250%, 08/01/31(A)		800	846
Lithia Motors
5.500%, 10/01/30(A)		475	475
Sally Holdings
6.750%, 03/01/32		375	390
William Carter
5.625%, 03/15/27(A)		650	650

Total Retailers			8,862

Semi-Conductors [0.0%]
Tunghsu Venus Holdings
7.000%, 06/12/20(C)		4,275	43

Services [0.0%]
Emeria SASU
3.375%, 03/31/28	EUR	500	501

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 40

schedule of investments
September 30, 2025
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)	Value (000)
Steel & Steel Works [0.3%]
CSN Islands XI
6.750%, 01/28/28	$800	$777
CSN Resources
5.875%, 04/08/32	865	735
Usiminas International Sarl
7.500%, 01/27/32(A)	2,610	2,682

Total Steel & Steel Works		4,194

Supermarkets [0.1%]
Albertsons
5.875%, 02/15/28(A)	500	500
Albertsons
6.500%, 02/15/28(A)	200	203
Albertsons
6.250%, 03/15/33(A)	250	256

Total Supermarkets		959

Technology [2.6%]
Amentum Holdings
7.250%, 08/01/32(A)	3,190	3,312
AthenaHealth Group
6.500%, 02/15/30(A)	1,450	1,437
CACI International
6.375%, 06/15/33(A)	1,075	1,109
Capstone Borrower
8.000%, 06/15/30(A)	1,025	1,072
Clarivate Science Holdings
4.875%, 07/01/29(A)	1,425	1,347
Cloud Software Group
6.500%, 03/31/29(A)	3,255	3,284
Cloud Software Group
9.000%, 09/30/29(A)	2,220	2,296
Cloud Software Group
8.250%, 06/30/32(A)	575	610
Cloud Software Group
6.625%, 08/15/33(A)	175	178
Coherent
5.000%, 12/15/29(A)	850	838
Consensus Cloud Solutions
6.000%, 10/15/26(A)	650	649
Consensus Cloud Solutions
6.500%, 10/15/28(A)	625	630
CoreWeave
9.250%, 06/01/30(A)	1,725	1,782
CoreWeave
9.000%, 02/01/31(A)	250	256
Elastic
4.125%, 07/15/29(A)	775	744
Ellucian Holdings
6.500%, 12/01/29(A)	$175	$178
Entegris
4.750%, 04/15/29(A)	350	347
Entegris
5.950%, 06/15/30(A)	1,175	1,192
Fair Isaac
4.000%, 06/15/28(A)	250	243
Fair Isaac
6.000%, 05/15/33(A)	1,398	1,416
Fortress Intermediate 3
7.500%, 06/01/31(A)	675	707
Gen Digital
6.250%, 04/01/33(A)	250	255
HealthEquity
4.500%, 10/01/29(A)	1,225	1,188
Insight Enterprises
6.625%, 05/15/32(A)	650	667
Iron Mountain
7.000%, 02/15/29(A)	1,225	1,262
Kioxia Holdings
6.625%, 07/24/33(A)	575	591
McAfee
7.375%, 02/15/30(A)	2,250	2,087
Millennium Escrow
6.625%, 08/01/26(A)	550	527
NCR Atleos
9.500%, 04/01/29(A)	225	244
NCR Voyix
5.125%, 04/15/29(A)	400	393
Open Text
3.875%, 02/15/28(A)	1,125	1,094
Rocket Software
6.500%, 02/15/29(A)	1,650	1,607
Science Applications International
5.875%, 11/01/33(A)	325	325
Seagate Data Storage Technology Pte
5.875%, 07/15/30(A)	125	127
Seagate Data Storage Technology Pte
9.625%, 12/01/32(A)	750	850
Sensata Technologies BV
4.000%, 04/15/29(A)	600	576
Sensata Technologies BV
5.875%, 09/01/30(A)	275	277
Shift4 Payments
6.750%, 08/15/32(A)	2,471	2,555
SS&C Technologies
5.500%, 09/30/27(A)	1,375	1,373

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 41

schedule of investments
September 30, 2025
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)		Value (000)
Synaptics
4.000%, 06/15/29(A)		$475	$455
TTM Technologies
4.000%, 03/01/29(A)		100	96
UKG
6.875%, 02/01/31(A)		1,300	1,341
Viavi Solutions
3.750%, 10/01/29(A)		325	306
Zebra Technologies
6.500%, 06/01/32(A)		200	205
ZipRecruiter
5.000%, 01/15/30(A)		1,995	1,606

Total Technology			43,634

Telecommunications [0.1%]
Altice France
8.125%, 02/01/27(A) (C)		860	818

Telephones & Telecommunications [2.4%]
Africell Holding
10.500%, 10/23/29(A)		7,540	7,469
Axian Telecom Holding & Management
7.250%, 07/11/30(A)		5,880	6,018
C&W Senior Finance
9.000%, 01/15/33		2,950	3,085
Connect Finco SARL
9.000%, 09/15/29(A)		2,190	2,300
Digicel
6.750%, 03/01/23(A) (C)		4,800	107
Eutelsat
1.500%, 10/13/28	EUR	300	330
Fibercop
4.980%, EUR003M + 3.000%, 06/30/31(B)	EUR	300	354
Level 3 Financing
7.000%, 03/31/34(A)		585	596
Liberty Costa Rica Senior Secured Finance
10.875%, 01/15/31(A)		2,400	2,561
Liquid Telecommunications Financing
5.500%, 09/04/26		2,510	2,178
Maya SAS
8.500%, 04/15/31(A)		1,225	1,314
Sable International Finance
7.125%, 10/15/32(A)		700	709
Telecom Argentina
8.000%, 07/18/26		2,930	2,922
Telecom Argentina
9.250%, 05/28/33(A)		$1,385	$1,361
Turkcell Iletisim Hizmetleri
7.450%, 01/24/30(A)		4,430	4,614
Veon Midco BV
9.000%, 07/15/29(A)		1,620	1,683
Veon Midco BV, MTN
3.375%, 11/25/27		1,750	1,640
Vmed O2 UK Financing I
3.250%, 01/31/31	EUR	400	451
Vmed O2 UK Financing I
7.750%, 04/15/32(A)		800	840

Total Telephones & Telecommunications			40,532

Textile-Products [0.0%]
Golden Legacy Pte. Ltd.
6.875%, 03/27/24(C) (D)		15,640	274
Prime Bloom Holdings
6.950%, 07/05/22(C)		16,500	16

Total Textile-Products			290

Transportation Services [1.2%]
Adani International Container Terminal Pvt
3.000%, 02/16/31		4,480	4,118
Mersin Uluslararasi Liman Isletmeciligi
8.250%, 11/15/28(A)		4,160	4,324
Sabre GLBL
11.250%, 12/15/27(A)		885	923
Sabre GLBL
10.750%, 11/15/29(A)		500	483
Sabre GLBL
11.125%, 07/15/30(A)		855	828
Stena International
7.250%, 01/15/31(A)		650	663
Transnet
8.250%, 02/06/28		3,950	4,167
Viking Cruises
9.125%, 07/15/31(A)		3,308	3,550
Watco
7.125%, 08/01/32(A)		500	517

Total Transportation Services			19,573

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 42

schedule of investments
September 30, 2025
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)		Value (000)
Transport-Equip and Leasng [0.1%]
FTAI Aviation Investors
7.875%, 12/01/30(A)		$1,100	$1,169

Utility - Electric [0.6%]
Calpine
4.500%, 02/15/28(A)		925	922
Calpine
5.125%, 03/15/28(A)		325	325
NRG Energy
6.000%, 02/01/33(A)		550	559
6.000%, 01/15/36(A)		800	800
NRG Energy
5.750%, 01/15/34(A)		125	125
NRG Energy
6.250%, 11/01/34(A)		1,785	1,830
TerraForm Power Operating
5.000%, 01/31/28(A)		1,125	1,117
TransAlta
7.750%, 11/15/29		100	104
Vistra Operations
5.500%, 09/01/26(A)		1,000	999
Vistra Operations
5.625%, 02/15/27(A)		325	325
Vistra Operations
7.750%, 10/15/31(A)		1,820	1,926
XPLR Infrastructure Operating Partners
4.500%, 09/15/27(A)		450	441
XPLR Infrastructure Operating Partners
7.250%, 01/15/29(A)		500	513
XPLR Infrastructure Operating Partners
8.375%, 01/15/31(A)		75	79
XPLR Infrastructure Operating Partners
8.625%, 03/15/33(A)		475	498

Total Utility - Electric			10,563

Water [0.2%]
Aegea Finance Sarl
6.750%, 05/20/29(A)		2,450	2,498

Total Corporate Bonds
Cost ($926,437)			844,234

Collateralized Loan Obligations [19.1%]
Non-Agency Mortgage Backed Obligations [19.1%]
Adagio IX EUR CLO DAC, Ser 2021-A, Cl E
8.034%, EUR003M + 6.020%, 09/15/34(A) (B)	EUR	2,000	$2,310
Adagio IX EUR CLO DAC, Ser 2021-X, Cl E
8.034%, EUR003M + 6.020%, 09/15/34(B)	EUR	1,000	1,155
AGL CLO 12, Ser 2021-12A, Cl E
10.737%, TSFR3M + 6.412%, 07/20/34(A) (B)		2,400	2,375
Anchorage Capital CLO 21, Ser 2025-21A, Cl ER
10.576%, TSFR3M + 6.250%, 10/20/34(A) (B)		3,000	2,988
Anchorage Capital CLO 8, Ser 2021-8A, Cl ER2
11.925%, TSFR3M + 7.612%, 10/27/34(A) (B)		2,450	2,445
Anchorage Capital Europe CLO 2 DAC, Ser 2025-2X, Cl ERR
7.997%, EUR003M + 6.000%, 03/30/38(B)	EUR	1,750	2,053
Anchorage Capital Europe CLO 3 DAC, Ser 2024-3A, Cl FR
10.516%, EUR003M + 8.490%, 10/15/38(A) (B)	EUR	2,000	2,341
Anchorage Capital Europe CLO 8 DAC, Ser 2024-8A, Cl ER
7.939%, EUR003M + 6.000%, 10/25/38(A) (B)	EUR	1,000	1,185
Anchorage Capital Europe CLO DAC, Ser 2021-4X, Cl E
7.649%, EUR003M + 5.710%, 04/25/34(B)	EUR	1,000	1,176
Aqueduct European CLO DAC, Ser 2024-7X, Cl FR
10.424%, EUR003M + 8.410%, 08/15/37(B)	EUR	2,000	2,404

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 43

schedule of investments
September 30, 2025
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)		Value (000)
Arbour CLO III DAC, Ser 2021-3X, Cl ERR
7.916%, EUR003M + 5.890%, 07/15/34(B)	EUR	1,250	$1,468
ARBOUR CLO IX DAC, Ser 2021-9X, Cl E
7.816%, EUR003M + 5.790%, 04/15/34(B)	EUR	1,300	1,516
ARBOUR CLO IX DAC, Ser 2021-9X, Cl F
10.316%, EUR003M + 8.290%, 04/15/34(B)	EUR	1,000	1,168
Arbour CLO VII DAC, Ser 2024-7A, Cl FR
10.274%, EUR003M + 8.260%, 12/15/38(A) (B)	EUR	1,000	1,141
ARBOUR CLO VIII DAC, Ser 2021-8X, Cl FR
10.676%, EUR003M + 8.650%, 10/15/34(B)	EUR	3,500	3,987
ARES XLIV CLO, Ser 2025-44A, Cl DRR
10.544%, TSFR3M + 6.250%, 04/15/34(A) (B)		3,500	3,509
Armada Euro CLO III DAC, Ser 2024-3A, Cl ARR
3.376%, EUR003M + 1.350%, 10/15/37(A) (B)	EUR	14,000	16,465
Avoca CLO XIV DAC, Ser 2025-14X, Cl FRR
10.192%, EUR003M + 8.220%, 07/15/39(B)	EUR	1,000	1,168
Bain Capital Credit CLO, Ser 2025-2A, Cl ER3
10.222%, TSFR3M + 5.900%, 10/17/32(A) (B)		1,580	1,561
Bain Capital Credit CLO, Ser 2025-4A, Cl ERR
11.319%, TSFR3M + 7.000%, 04/23/35(A) (B)		1,140	1,128
Bain Capital Euro CLO DAC, Ser 2021-2X, Cl E
8.262%, EUR003M + 6.220%, 07/17/34(B)	EUR	1,000	1,169
Barings Euro CLO DAC, Ser 2021-2X, Cl E
8.196%, EUR003M + 6.170%, 10/15/34(B)	EUR	1,374	1,568
Barings Euro CLO DAC, Ser 2022-1X, Cl ERR
8.799%, EUR003M + 6.860%, 07/25/35(B)	EUR	2,220	$2,562
Barings Euro CLO DAC, Ser 2022-3X, Cl D
5.548%, EUR003M + 3.600%, 07/27/34(B)	EUR	1,000	1,164
Blackrock European CLO III DAC, Ser 2021-3X, Cl ER
8.154%, EUR003M + 6.130%, 07/19/35(B)	EUR	3,750	4,416
Blackrock European CLO VIII DAC, Ser 2022-8X, Cl ER
8.284%, EUR003M + 6.260%, 01/20/36(B)	EUR	1,350	1,572
Bluemountain Euro CLO DAC, Ser 2021-2X, Cl D
5.126%, EUR003M + 3.100%, 10/15/35(B)	EUR	1,150	1,340
BNPP AM Euro CLO 2017 DAC, Ser 2017-1X, Cl E
6.726%, EUR003M + 4.700%, 10/15/31(B)	EUR	3,500	3,988
BNPP AM Euro CLO 2019 DAC, Ser 2019-1X, Cl E
7.625%, EUR003M + 5.630%, 07/22/32(B)	EUR	3,200	3,743
BNPP AM Euro CLO 2021 DAC, Ser 2021-1X, Cl E
7.814%, EUR003M + 5.800%, 12/15/33(B)	EUR	1,020	1,193
Bosphorus CLO VI DAC, Ser 2021-6X, Cl E
7.826%, EUR003M + 5.800%, 05/25/34(B)	EUR	2,500	2,890
Cairn CLO, Ser 2025-19A, Cl E
8.595%, EUR003M + 6.000%, 04/15/39(A) (B)	EUR	2,000	2,362
Cairn CLO XI DAC, Ser 2019-11X, Cl E
8.796%, EUR003M + 6.770%, 07/15/32(B)	EUR	5,850	6,872
Cairn CLO XII DAC, Ser 2021-12X, Cl AR
3.016%, EUR003M + 0.990%, 07/15/34(B)	EUR	3,400	3,985

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 44

schedule of investments
September 30, 2025
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)		Value (000)
Cairn CLO XIII DAC, Ser 2021-13X, Cl E
8.144%, EUR003M + 6.120%, 10/20/33(B)	EUR	1,000	$1,172
Cairn CLO XIV DAC, Ser 2021-14X, Cl E
8.081%, EUR003M + 6.110%, 10/29/34(B)	EUR	1,000	1,176
Carlyle Euro CLO DAC, Ser 2019-1X, Cl D
8.134%, EUR003M + 6.120%, 03/15/32(B)	EUR	1,000	1,171
Carlyle Euro CLO DAC, Ser 2021-1X, Cl DR
8.496%, EUR003M + 6.470%, 07/15/34(B)	EUR	1,650	1,916
Carlyle Euro CLO DAC, Ser 2021-2X, Cl D
8.086%, EUR003M + 6.060%, 01/15/34(B)	EUR	1,033	1,197
Carlyle Euro CLO DAC, Ser 2022-3X, Cl C
5.536%, EUR003M + 3.500%, 02/15/35(B)	EUR	1,350	1,563
Carlyle Euro CLO DAC, Ser 2022-3X, Cl D
8.496%, EUR003M + 6.460%, 02/15/35(B)	EUR	2,700	3,122
Carlyle Global Market Strategies Euro CLO DAC, Ser 2018-3X, Cl DR
6.519%, EUR003M + 4.580%, 01/25/32(B)	EUR	2,400	2,756
Carlyle Global Market Strategies Euro CLO DAC, Ser 2020-1X, Cl DR
7.541%, EUR003M + 5.500%, 01/16/33(B)	EUR	3,000	3,509
Carlyle Global Market Strategies Euro CLO DAC, Ser 2022-2X, Cl DRR
8.653%, EUR003M + 6.650%, 11/10/35(B)	EUR	1,450	1,676
Cathedral Lake VIII, Ser 2021-8A, Cl E
12.077%, TSFR3M + 7.752%, 01/20/35(A) (B)		2,000	1,967
Clonmore Park CLO DAC, Ser 2024-1X, Cl AR
3.534%, EUR003M + 1.500%, 08/21/35(B)	EUR	2,000	2,350
Contego CLO VII DAC, Ser 2025-7A, Cl ER
7.931%, EUR003M + 5.960%, 01/23/38(A) (B)	EUR	1,300	$1,525
CQS US CLO, Ser 2021-1A, Cl DJ
9.567%, TSFR3M + 5.242%, 01/20/35(A) (B)		300	299
Crown Point CLO 10, Ser 2021-10A, Cl E
11.437%, TSFR3M + 7.112%, 07/20/34(A) (B)		3,500	3,486
CVC Cordatus Loan Fund IV DAC, Ser 2021-4X, Cl FRRR
10.094%, EUR003M + 8.060%, 02/22/34(B)	EUR	615	715
CVC Cordatus Loan Fund XVI DAC, Ser 2019-16X, Cl E
8.733%, EUR003M + 6.700%, 06/17/32(B)	EUR	1,000	1,177
CVC Cordatus Loan Fund XX DAC, Ser 2021-20X, Cl E
7.639%, EUR003M + 5.610%, 06/22/34(B)	EUR	1,000	1,167
CVC Cordatus Loan Fund XXI DAC, Ser 2021-21X, Cl F
10.729%, EUR003M + 8.700%, 09/22/34(B)	EUR	1,300	1,526
CVC Cordatus Loan Fund XXII DAC, Ser 2021-22X, Cl F
10.794%, EUR003M + 8.780%, 12/15/34(B)	EUR	1,700	1,989
Diameter Capital CLO 2, Ser 2024-2A, Cl DR
10.468%, TSFR3M + 6.150%, 10/15/37(A) (B)		2,200	2,229
Diameter Capital CLO 5, Ser 2023-5A, Cl D
11.888%, TSFR3M + 7.570%, 10/15/36(A) (B)		2,000	1,995
DRYDEN 35 EURO CLO BV, Ser 2020-35X, Cl ER
8.372%, EUR003M + 6.330%, 01/17/33(B)	EUR	4,200	4,914

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 45

schedule of investments
September 30, 2025
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)		Value (000)
Dryden 69 Euro CLO 2018 DAC, Ser 2021-69X, Cl ER
8.391%, EUR003M + 6.370%, 10/18/34(B)	EUR	4,700	$5,471
Dryden 88 Euro CLO 2020 DAC, Ser 2021-88X, Cl E
8.034%, EUR003M + 6.010%, 07/20/34(B)	EUR	1,700	1,879
Dryden 89 Euro CLO 2020 DAC, Ser 2021-89X, Cl E
8.181%, EUR003M + 6.160%, 10/18/34(B)	EUR	1,500	1,754
Dryden 91 Euro CLO 2021 DAC, Ser 2024-91X, Cl AR
3.341%, EUR003M + 1.320%, 01/18/38(B)	EUR	6,000	7,028
Dunedin Park CLO DAC, Ser 2021-1X, Cl FR
10.958%, EUR003M + 8.930%, 11/20/34(B)	EUR	3,500	4,053
Euro-Galaxy III CLO DAC, Ser 2021-3X, Cl FRRR
9.924%, EUR003M + 7.980%, 04/24/34(B)	EUR	500	579
Euro-Galaxy V CLO DAC, Ser 2021-5X, Cl ERR
7.856%, EUR003M + 5.820%, 02/15/34(B)	EUR	1,350	1,560
Fidelity Grand Harbour CLO DAC, Ser 2024-1A, Cl AR
3.526%, EUR003M + 1.500%, 04/15/37(A) (B)	EUR	5,000	5,869
Fidelity Grand Harbour CLO DAC, Ser 2024-1A, Cl ER
8.026%, EUR003M + 6.000%, 01/15/38(A) (B)	EUR	1,000	1,178
Fidelity Grand Harbour CLO DAC, Ser 2025-1A, Cl ARR
3.346%, EUR003M + 1.320%, 10/15/39(A) (B)	EUR	4,000	4,696
HalseyPoint CLO 4, Ser 2021-4A, Cl E
11.297%, TSFR3M + 6.972%, 04/20/34(A) (B)		$4,000	$3,994
Harvest CLO XXII DAC, Ser 2019-22X, Cl E
8.136%, EUR003M + 6.110%, 01/15/32(B)	EUR	1,500	1,748
Harvest CLO XXIII DAC, Ser 2020-23X, Cl F
10.334%, EUR003M + 8.310%, 10/20/32(B)	EUR	1,500	1,752
Hayfin Emerald CLO III DAC, Ser 2021-3X, Cl FR
10.906%, EUR003M + 8.880%, 01/15/35(B)	EUR	1,600	1,860
Hayfin Emerald CLO IV DAC, Ser 2021-4X, Cl DR
5.476%, EUR003M + 3.450%, 10/15/34(B)	EUR	2,255	2,647
Hayfin Emerald CLO VII DAC, Ser 2021-7X, Cl D
5.326%, EUR003M + 3.300%, 04/15/34(B)	EUR	4,729	5,524
Hayfin Emerald CLO VIII DAC, Ser 2021-8X, Cl D
5.542%, EUR003M + 3.500%, 01/17/35(B)	EUR	1,550	1,809
Hayfin US XV, Ser 2024-15A, Cl A1
5.954%, TSFR3M + 1.640%, 04/28/37(A) (B)		1,500	1,505
Henley CLO III DAC, Ser 2021-3X, Cl ER
8.229%, EUR003M + 6.290%, 12/25/35(B)	EUR	1,050	1,234
ICG Euro CLO DAC, Ser 2021-1X, Cl E
8.486%, EUR003M + 6.460%, 10/15/34(B)	EUR	2,000	2,333
ICG Euro CLO DAC, Ser 2021-1X, Cl F
10.846%, EUR003M + 8.820%, 10/15/34(B)	EUR	1,000	1,151
ICG Euro CLO DAC, Ser 2024-1A, Cl ER
8.266%, EUR003M + 6.230%, 02/15/38(A) (B)	EUR	2,000	2,348

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 46

schedule of investments
September 30, 2025
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)		Value (000)
Jamestown CLO XVII, Ser 2021-17A, Cl E
11.670%, TSFR3M + 7.352%, 01/25/35(A) (B)		$4,000	$3,957
Logiclane I CLO DAC, Ser 2022-1X, Cl A
2.996%, EUR003M + 0.970%, 03/15/35(B)	EUR	5,000	5,848
Madison Park Euro Funding XII DAC, Ser 2018-12X, Cl EN
7.226%, EUR003M + 5.200%, 10/15/31(B)	EUR	151	175
Madison Park Euro Funding XIV DAC, Ser 2021-14X, Cl FR
10.846%, EUR003M + 8.820%, 07/15/32(B)	EUR	1,770	2,068
Madison Park Euro Funding XVI DAC, Ser 2021-16X, Cl E
8.046%, EUR003M + 6.020%, 05/25/34(B)	EUR	1,000	1,181
Madison Park Euro Funding XX DAC, Ser 2024-20A, Cl AR
3.496%, EUR003M + 1.470%, 04/15/38(A) (B)	EUR	5,000	5,893
Madison Park Euro Funding XX DAC, Ser 2024-20X, Cl FR
10.166%, EUR003M + 8.140%, 04/15/38(B)	EUR	2,000	2,336
Madison Park Funding XXVIII, Ser 2024-28A, Cl ER
10.668%, TSFR3M + 6.350%, 01/15/38(A) (B)		4,000	3,949
Marble Point CLO XX, Ser 2021-1A, Cl E
11.691%, TSFR3M + 7.372%, 04/23/34(A) (B)		1,000	996
Milford Park CLO, Ser 2025-1A, Cl FR
11.576%, TSFR3M + 7.250%, 01/20/38(A) (B)		1,000	904
Mountain View Clo XV, Ser 2024-2A, Cl A1R
5.988%, TSFR3M + 1.670%, 07/15/37(A) (B)		$4,500	$4,510
North Westerly V Leveraged Loan Strategies CLO DAC, Ser 2021-X, Cl FR
9.924%, EUR003M + 7.900%, 07/20/34(B)	EUR	2,000	2,274
Northwoods Capital 25, Ser 2021-25A, Cl E
11.727%, TSFR3M + 7.402%, 07/20/34(A) (B)		2,000	2,001
OAK Hill European Credit Partners V DAC, Ser 2021-5X, Cl DR
5.624%, EUR003M + 3.600%, 01/21/35(B)	EUR	1,350	1,599
OAK Hill European Credit Partners V DAC, Ser 2021-5X, Cl ER
8.394%, EUR003M + 6.370%, 01/21/35(B)	EUR	1,000	1,178
OAK Hill European Credit Partners VII DAC, Ser 2018-7X, Cl F
9.174%, EUR003M + 7.150%, 10/20/31(B)	EUR	1,000	1,146
Obra CLO 1, Ser 2024-1A, Cl E
11.076%, TSFR3M + 6.750%, 01/20/38(A) (B)		1,250	1,249
Palmer Square Loan Funding, Ser 2024-3A, Cl DR
10.218%, TSFR3M + 5.900%, 04/15/31(A) (B)		1,600	1,599
Park Blue CLO, Ser 2024-1A, Cl A1R
5.746%, TSFR3M + 1.420%, 10/20/37(A) (B)		7,460	7,479
Pikes Peak CLO 5, Ser 2024-5A, Cl ER
11.226%, TSFR3M + 6.900%, 10/20/37(A) (B)		1,000	1,006

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 47

schedule of investments
September 30, 2025
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)		Value (000)
Pikes Peak CLO 6, Ser 2025-6A, Cl FRR
11.585%, TSFR3M + 7.400%, 05/18/34(A) (B)		$1,000	$958
Purple Finance CLO 2 DAC, Ser 2019-2X, Cl E
8.424%, EUR003M + 6.400%, 04/20/32(B)	EUR	2,000	2,358
Rockford Tower Europe CLO DAC, Ser 2021-2X, Cl D
5.394%, EUR003M + 3.450%, 01/24/35(B)	EUR	1,350	1,582
Rockford Tower Europe CLO DAC, Ser 2021-2X, Cl E
8.164%, EUR003M + 6.220%, 01/24/35(B)	EUR	2,500	2,927
Rockford Tower Europe CLO DAC, Ser 2021-2X, Cl F
10.844%, EUR003M + 8.900%, 01/24/35(B)	EUR	1,000	1,160
Sandstone Peak III, Ser 2024-1A, Cl A1
5.949%, TSFR3M + 1.630%, 04/25/37(A) (B)		10,000	10,018
Sculptor CLO XXVII, Ser 2025-27A, Cl ER
10.576%, TSFR3M + 6.250%, 07/20/34(A) (B)		1,000	966
Sculptor CLO XXVIII, Ser 2025-28A, Cl ER
10.626%, TSFR3M + 6.300%, 01/20/35(A) (B)		2,000	1,926
Sculptor European CLO II DAC, Ser 2021-2X, Cl DR
5.626%, EUR003M + 3.600%, 04/15/34(B)	EUR	1,000	1,172
Sculptor European CLO II DAC, Ser 2021-2X, Cl ER
7.916%, EUR003M + 5.890%, 04/15/34(B)	EUR	1,100	1,291
Sculptor European CLO VI DAC, Ser 2021-6X, Cl DR
5.426%, EUR003M + 3.400%, 10/15/34(B)	EUR	1,350	1,582
Sculptor European CLO VIII DAC, Ser 2021-8X, Cl E
8.212%, EUR003M + 6.170%, 07/17/34(B)	EUR	1,000	$1,176
St. Paul’s CLO IX DAC, Ser 2022-9X, Cl ER
9.174%, EUR003M + 7.150%, 07/20/35(B)	EUR	1,000	1,171
St. Paul’s CLO VI DAC, Ser 2021-6X, Cl ERR
8.328%, EUR003M + 6.300%, 05/20/34(B)	EUR	1,000	1,172
St. Paul’s CLO VII DAC, Ser 2021-7X, Cl ERR
8.141%, EUR003M + 6.120%, 07/18/34(B)	EUR	4,000	4,626
St. Paul’s CLO VIII DAC, Ser 2017-8X, Cl E
6.642%, EUR003M + 4.600%, 07/17/30(B)	EUR	2,800	3,278
St. Paul’s CLO X DAC, Ser 2021-10X, Cl DR
5.745%, EUR003M + 3.750%, 04/22/35(B)	EUR	250	293
St. Paul’s CLO X DAC, Ser 2021-10X, Cl ER
8.355%, EUR003M + 6.360%, 04/22/35(B)	EUR	2,360	2,735
St. Paul’s CLO XII DAC, Ser 2020-12X, Cl E
7.346%, EUR003M + 5.320%, 04/15/33(B)	EUR	1,710	2,003
Sycamore Tree CLO, Ser 2024-3A, Cl A1R
5.976%, TSFR3M + 1.650%, 04/20/37(A) (B)		7,500	7,525
Tikehau CLO II BV, Ser 2021-2X, Cl ER
8.398%, EUR003M + 6.320%, 09/07/35(B)	EUR	1,000	1,166
Tikehau CLO IV DAC, Ser 2025-4X, Cl FR
10.387%, EUR003M + 8.340%, 10/15/39(B)	EUR	1,000	1,162
Tikehau CLO VI DAC, Ser 2021-6X, Cl E
8.346%, EUR003M + 6.320%, 01/15/35(B)	EUR	1,100	1,281
Toro European CLO 2 DAC, Ser 2021-2X, Cl ERR
8.409%, EUR003M + 6.470%, 07/25/34(B)	EUR	2,000	2,315

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 48

schedule of investments
September 30, 2025
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)		Value (000)
Toro European CLO 3 DAC, Ser 2021-3X, Cl ERR
8.326%, EUR003M + 6.300%, 07/15/34(B)	EUR	3,500	$4,072
Toro European CLO 6 DAC, Ser 2019-6X, Cl E
8.491%, EUR003M + 6.490%, 01/12/32(B)	EUR	1,207	1,406
Toro European CLO 7 DAC, Ser 2020-7X, Cl E
9.196%, EUR003M + 7.160%, 02/15/34(B)	EUR	2,634	3,093
Trimaran Cavu, Ser 2021-3A, Cl E
11.961%, TSFR3M + 7.632%, 01/18/35(A) (B)		2,000	1,977
Trimaran Cavu, Ser 2024-1A, Cl ER
11.252%, TSFR3M + 6.920%, 10/22/37(A) (B)		3,000	2,989
10.326%, TSFR3M + 6.000%, 01/20/37(A) (B)		3,060	3,009

Total Collateralized Loan Obligations
Cost ($304,228)			322,673

Loan Participations [16.0%]
Aerospace and Defense [0.3%]
Aernnova Aerospace S.A.U., New Facility B, 1st Lien
5.979%, Euribor + 4.000%, 02/27/30(B)		1,000	1,167
Cobham Ultra SeniorCo S.a r.l., Facility B (USD), 1st Lien
8.370%, CME Term SOFR + 3.750%, 08/03/29(B)		1,141	1,140
Heroux-Devtek 9/25 Cov-Lite TLB, 1st Lien
0.000%, 09/30/32(F)		200	200
Kbr 7/24 TLB, 1st Lien
6.316%, 08/20/31(B)		—	—
TransDigm Inc., New Tranche K Term Loan, 1st Lien
6.252%, CME Term SOFR + 2.250%, 03/22/30(B)		923	922
TransDigm Inc., Tranche L Term Loan, 1st Lien
6.502%, CME Term SOFR + 2.500%, 01/19/32(B)		$1,035	$1,034
Vertex Aerospace Services LLC, 2024 Term Loan, 1st Lien
6.413%, CME Term SOFR + 2.250%, 12/06/30(B)		744	743

Total Aerospace and Defense			5,206

Automobile [0.1%]
Clarios Global LP, Amendment No. 5 Euro Term Loan, 1st Lien
4.913%, Euribor + 3.000%, 07/16/31(B)		1,177	1,385
CWGS Group, LLC, Initial Term Loan, 1st Lien
6.778%, CME Term SOFR + 2.500%, 06/03/28(B)		450	439

Total Automobile			1,824

Banking [0.1%]
Nexus Buyer LLC, Initial Term Loan, 1st Lien
7.663%, CME Term SOFR + 3.500%, 07/31/31(B)		1,291	1,287

Beverage, Food and Tobacco [0.3%]
Aspire Bakeries Holdings LLC, Second Amendment Refinancing Term Loan, 1st Lien
7.663%, CME Term SOFR + 3.500%, 12/23/30(B)		504	505
Golden State Foods LLC, Initial Term Loan, 1st Lien
8.002%, CME Term SOFR + 4.000%, 12/04/31(B)		366	367
Peralta Inversiones Globales, S.L.U., Facility B2, 1st Lien
5.526%, Euribor + 3.500%, 07/18/31(B)		995	1,172

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 49

schedule of investments
September 30, 2025
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)	Value (000)
Red SPV, LLC, Initial Term Loan, 1st Lien
6.386%, CME Term SOFR + 2.250%, 03/15/32(B)	$469	$468
Savor Acquisition, Inc., Delayed Draw Term Loan, 1st Lien
3.000%, UNFND + 3.000%, 02/19/32(B)	44	44
Savor Acquisition, Inc., Initial Term Loan, 1st Lien
7.163%, CME Term SOFR + 3.000%, 02/19/32(B)	465	467
Sazerac Company, Inc., Incremental Term B-1 Loan, 1st Lien
6.700%, CME Term SOFR + 2.500%, 07/09/32(B)	355	357
United Petfood Finance BV, Facility B, 1st Lien
4.577%, Euribor + 2.500%, 02/26/32(B)	1,000	1,174

Total Beverage, Food and Tobacco		4,554

Broadcasting and Entertainment [0.5%]
Allen Media, LLC, Initial Term Loan (2021), 1st Lien
9.652%, CME Term SOFR + 5.500%, 02/10/27(B)	628	443
Altice Financing S.A., 2022 Refinancing Dollar Commitments, 1st Lien
9.318%, CME Term SOFR + 5.000%, 10/31/27(B)	1,307	1,095
Altice France S.A., USD TLB-[14] Loan, 1st Lien
9.818%, CME Term SOFR + 5.500%, 08/15/28(B)	257	248
DIRECTV Financing, LLC, 2024 Refinancing Term B Loan, 1st Lien
9.820%, CME Term SOFR + 5.250%, 08/02/29(B)	491	492
Nexstar Media Inc., Term B-5 Loan, 1st Lien
6.663%, CME Term SOFR + 2.500%, 06/28/32(B)	$365	$364
Pretzel Parent, Inc., Initial Term Loan, 1st Lien
8.663%, CME Term SOFR + 4.500%, 10/01/31(B)	210	209
Univision Communications Inc., 2024 Replacement Converted First-Lien Term Loan
7.778%, 06/04/29(B)	742	738
Virgin Media Bl, The Bank Of Nova Scotia
5.377%, EURIBOR + 3.500%, 07/07/31(B)	1,000	1,161
Virgin Media Bristol LLC, Facility Q, 1st Lien
7.515%, CME Term SOFR + 3.250%, 01/31/29(B)	825	824
Virgin Media Bristol LLC, Facility Y, 1st Lien
7.373%, CME Term SOFR + 3.175%, 03/31/31(B)	200	197
Virgin Media Bristol LLC, N Facility, 1st Lien
6.765%, CME Term SOFR + 2.500%, 01/31/28(B)	415	415
Virgin Media Sfa, National Westminster Bank PLC
6.776%, 10/15/31(B)	1,000	999
Ziggo Financing Partnership, Term Loan I Facility
6.765%, LIBOR + 2.500%, 01/22/27(B)	845	842

Total Broadcasting and Entertainment		8,027

Buildings and Real Estate [0.8%]
Amentum Holdings, Inc., Initial Term Loan, 1st Lien
6.413%, CME Term SOFR + 2.250%, 09/29/31(B)	788	787

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 50

schedule of investments
September 30, 2025
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)	Value (000)
Apollo Commercial Real Estate Finance, Inc., Initial Term Loan, 1st Lien
7.400%, CME Term SOFR + 3.250%, 06/13/30(B)	$489	$491
Blackstone Mortgage Trust, Inc., Term B-6 Loan, 1st Lien
7.163%, CME Term SOFR + 3.000%, 12/10/30(B)	557	559
Blackstone Mortgage Trust, Inc., Term B-7 Loan, 1st Lien
6.663%, CME Term SOFR + 2.500%, 05/09/29(B)	73	72
Construction Partners, Inc., Closing Date Loan, 1st Lien
6.663%, CME Term SOFR + 2.500%, 11/03/31(B)	417	418
Covia Holdings LLC, 2025 Refinancing Initial Term Loan, 1st Lien
6.948%, CME Term SOFR + 2.750%, 02/26/32(B)	405	406
Crown Subsea Communications Holding, Inc., 2025 Term Loan, 1st Lien
7.663%, CME Term SOFR + 3.500%, 01/30/31(B)	1,089	1,095
Delachaux Group SAS, 2024 Incremental Facility, 1st Lien
5.276%, Euribor + 3.250%, 04/16/29(B)	922	1,092
Forest City Enterprises, L.P., Replacement Term Loan, 1st Lien
7.778%, CME Term SOFR + 3.500%, 12/08/25(B)	1,865	1,856
Foundation Building Materials, Inc., 2025 Incremental Term Loan, 1st Lien
11.500%, PRIME + 4.250%, 01/29/31(B)	354	355
LSF10 XL Investments S.a r.l, Facility B5, 1st Lien
6.750%, Euribor + 4.750%, 04/12/28(B)	$965	$1,119
Oscar AcquisitionCo, LLC, Term B Loan, 1st Lien
8.252%, CME Term SOFR + 4.250%, 04/29/29(B)	639	596
Pique Bidco, S.L.U., Facility B3, 1st Lien
5.588%, Euribor + 3.675%, 12/18/30(B)	1,000	1,178
Platea (BC) Bidco AB, DDTL Facility, 1st Lien
5.500%, Euribor + 3.500%, 04/03/31(B)	167	197
Platea (BC) Bidco AB, Facility B, 1st Lien
5.500%, Euribor + 3.500%, 04/03/31(B)	833	984
Quikrete Holdings, Inc., Tranche B-3 Term Loan, 1st Lien
6.413%, CME Term SOFR + 2.250%, 02/10/32(B)	687	686
Smyrna Ready Mix Concrete, LLC, 2025 Term Loan, 1st Lien
7.166%, CME Term SOFR + 3.000%, 04/02/29(B)	511	511
Vita BidCo SARL, Facility B1, 1st Lien
5.784%, Euribor + 3.750%, 09/11/31(B)	1,000	1,179

Total Buildings and Real Estate		13,581

Business Equipment & Services [0.0%]
Emerald Expo 8/25 TLB,
7.413%, 08/13/32(B)	590	592

Cargo Transport [0.6%]
AIT Worldwide Logistics Holdings, Inc., Initial Term Loan, 1st Lien
8.255%, CME Term SOFR + 4.000%, 04/08/30(B)	367	368

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 51

schedule of investments
September 30, 2025
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)	Value (000)
Boluda Towage, S.L.U., Facility B3, 1st Lien
5.413%, Euribor + 3.500%, 01/31/30(B)	$1,000	$1,181
Colossus AcquireCo LLC, Initial Term Loan, 1st Lien
5.870%, SOFR + 1.750%, 07/30/32(B)	400	398
Dynasty Acquisition Co., Inc., Initial Term B-1 Loan, 1st Lien
6.163%, CME Term SOFR + 2.000%, 10/31/31(B)	572	572
Dynasty Acquisition Co., Inc., Initial Term B-2 Loan, 1st Lien
6.163%, CME Term SOFR + 2.000%, 10/31/31(B)	217	217
Edge Finco PLC, Additional Facility B1, 1st Lien
5.526%, Euribor + 3.500%, 08/22/31(B)	1,000	1,181
GN Loanco, LLC, Term B Loan, 1st Lien
8.810%, CME Term SOFR + 4.500%, 12/19/30(B)	478	477
Radar Bidco SARL, Facility B3 (EUR), 1st Lien
5.478%, Euribor + 3.500%, 04/04/31(B)	1,000	1,180
Ramudden Global (Group) GmbH, Facility B4, 1st Lien
5.389%, Euribor + 3.500%, 12/10/29(B)	1,000	1,173
Rand Parent, LLC, 2025 Refinancing Term B Loan, 1st Lien
7.002%, CME Term SOFR + 3.000%, 03/17/30(B)	1,574	1,566
Rubix Group Finco Limited, Extended Facility B Additional Facility, 1st Lien
6.083%, Euribor + 4.000%, 09/30/28(B)	1,000	1,181
Verde Purchaser, LLC, Initial Term Loan, 1st Lien
8.002%, CME Term SOFR + 4.000%, 11/30/30(B)	$470	$465

Total Cargo Transport		9,959

Chemicals [0.0%]
Styrolution 1/20 (USD) TLB, 1st Lien
6.263%, 12/08/25(B)	526	506

Chemicals, Plastics and Rubber [0.6%]
ARC Falcon I Inc., Initial Term Loan, 1st Lien
7.763%, CME Term SOFR + 3.500%, 09/30/28(B)	1,928	1,928
Bakelite US Holdco, Inc., Initial Loan, 1st Lien
7.752%, CME Term SOFR + 3.750%, 12/23/31(B)	997	995
Chemours Company, The, Tranche B-3 US$ Term Loan, 1st Lien
7.163%, CME Term SOFR + 3.000%, 08/18/28(B)	443	442
Fortis 333, Inc., Euro Term B Loan, 1st Lien
5.750%, Euribor + 3.750%, 03/29/32(B)	1,000	1,165
Hexion Holdings Corporation, 2024 Refinancing Term Loan, 1st Lien
8.136%, CME Term SOFR + 4.000%, 03/15/29(B)	374	374
Hexion Holdings Corporation, Initial Term Loan, 2nd Lien
11.701%, CME Term SOFR + 7.438%, 03/15/30(B)	607	598
Ineos Quattro Holdings UK Limited, 2029 Tranche B Dollar Term Loan, 1st Lien
8.513%, CME Term SOFR + 4.250%, 04/02/29(B)	512	461

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 52

schedule of investments
September 30, 2025
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)	Value (000)
Ineos Quattro Holdings UK Limited, 2031 Tranche B Dollar Term Loan, 1st Lien
8.413%, CME Term SOFR + 4.250%, 10/07/31(B)	$109	$94
Ineos US Finance LLC, 2031 Dollar Term Loan, 1st Lien
7.163%, CME Term SOFR + 3.000%, 02/07/31(B)	1,779	1,592
Natgasoline LLC, 2025 Term Loan, 1st Lien
9.502%, CME Term SOFR + 5.500%, 03/29/30(B)	548	553
Rain Carbon Gmbh TL, 1st Lien
7.023%, 08/01/30(B)	1,000	1,172
Sirona Bidco, J.P. Morgan Se
6.554%, 10/25/28(B)	1,000	565
Trinseo Materials Operating S.C.A., 2021 Incremental Term Loan, 1st Lien
6.960%, CME Term SOFR + 2.500%, 05/03/28(B)	732	210

Total Chemicals, Plastics and Rubber		10,149

Consumer Durables [0.1%]
Justrite 6/19 Cov-Lite TL, 1st Lien
8.916%, 12/20/30(B)	1,149	1,148
Justrite 6/19 Cov-Lite, 1st Lien
8.916%, 06/28/26(B)	9	8

Total Consumer Durables		1,156

Consumer Products [0.2%]
Stiga C Sa TL, 1st Lien
7.292%, 12/10/30(B)	1,604	1,839
Tarkett Partn TL, 1st Lien
5.730%, 05/24/32(B)	1,000	1,179

Total Consumer Products		3,018

Containers, Packaging and Glass [0.0%]
Kleopatra Finco S.a r.l., Facility B (EUR), 1st Lien
6.782%, EURIBOR + 4.725%, 02/12/26(B)	$1,000	$649
Kleopatra Fincog TL, 1st Lien
11.879%, 02/25/28(B)	108	114

Total Containers, Packaging and Glass		763

Diversified Natural Resources, Precious Metals and Minerals [0.1%]
Ahlstrom-Munksjo Holding 3 Oy, Additional Facility B1 (USD), 1st Lien
8.513%, CME Term SOFR + 4.250%, 05/23/30(B)	15	15
Ahlstrom-Munksjo Holding 3 Oy, Facility B (USD), 1st Lien
8.263%, CME Term SOFR + 4.000%, 02/04/28(B)	791	788
Domtar Corporation, Initial Term Loan 1st Lien
9.778%, LIBOR + 5.500%, 09/14/28(B)	364	333
Glatfelter Corporation, Term Loan, 1st Lien
8.449%, CME Term SOFR + 4.250%, 11/04/31(B)	508	503
Mativ Holdings, Inc., Term B Loan, 1st Lien
8.028%, CME Term SOFR + 3.750%, 04/20/28(B)	508	503

Total Diversified Natural Resources, Precious Metals and Minerals		2,142

Diversified/Conglomerate Manufacturing [0.2%]
Dedalus Finance GmbH, Extended Senior Facility B2, 1st Lien
5.783%, Euribor + 3.750%, 05/04/30(B)	1,000	1,179

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 53

schedule of investments
September 30, 2025
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)	Value (000)
Froneri Intl TL, 1st Lien
0.000%, 07/22/32(F)	$1,000	$1,175
R&R Ice Cream/Froneri 7/25 (USD) TL, 1st Lien
0.000%, 07/16/32(F)	455	454

Total Diversified/Conglomerate Manufacturing		2,808

Diversified/Conglomerate Service [1.1%]
Apex Group Treasury Limited, 2025 Refinancing USD Term Loan, 1st Lien
7.755%, CME Term SOFR + 3.500%, 02/27/32(B)	750	732
Cengage Learning, Inc., 2024 Refinancing Term Loan, 1st Lien
7.698%, CME Term SOFR + 3.500%, 03/24/31(B)	336	335
CTEC III GmbH, Facility B, 1st Lien
5.782%, EURIBOR + 3.750%, 03/16/29(B)	1,000	1,173
Emerald 2 Limited, Initial Term B-2 Loan, 1st Lien
5.750%, EURIBOR + 3.750%, 07/12/28(B)	1,000	1,173
Ensono, Inc., Initial Term Loan, 1st Lien
8.278%, CME Term SOFR + 4.000%, 05/26/28(B)	687	688
Inspired Finco Holdings Limited, Facility B6(A), 1st Lien
5.163%, Euribor + 3.250%, 02/28/31(B)	1,000	1,178
Leia Finco US LLC, Initial Term Loan, 1st Lien
7.570%, CME Term SOFR + 3.250%, 10/09/31(B)	806	805
Medline Borrower, LP, 2030 Refinancing Term Loan, 1st Lien
6.163%, CME Term SOFR + 2.000%, 10/23/30(B)	778	777
Mermaid Bidco Inc., Facility B (USD), 1st Lien
7.571%, CME Term SOFR + 3.250%, 07/03/31(B)	$1,070	$1,068
NAB Holdings, LLC, 2025 Refinancing Term Loan, 1st Lien
6.502%, CME Term SOFR + 2.500%, 11/23/28(B)	507	490
Neon Maple Purchaser Inc., First Amendment Tranche B-1 Term Loan, 1st Lien
6.913%, CME Term SOFR + 2.750%, 11/17/31(B)	1,025	1,024
Nielsen Consumer TL, 1st Lien
4.913%, 10/04/30(B)	884	1,038
Nielsen Consumer, Inc., Thirteenth Amendment Dollar Refinancing Term Loan, 1st Lien
6.663%, CME Term SOFR + 2.500%, 10/31/30(B)	703	701
PHM Group Holding Oyj, Facility B, 1st Lien
5.461%, Euribor + 3.500%, 04/22/32(B)	1,000	1,176
Physician Partners, LLC, Initial Tranche B-1 Term Loan, 1st Lien
8.152%, CME Term SOFR + 4.000%, 12/31/29(B)	479	208
Ren10 Holding AB, 2024 Facility B2, 1st Lien
5.826%, Euribor + 3.750%, 07/31/30(B)	1,000	1,183
Tackle S.a r.l., Facility B2, 1st Lien
5.368%, Euribor + 3.250%, 05/22/28(B)	1,000	1,177
TRC Companies LLC, 2025 Refinancing Term Loan, 1st Lien
7.163%, CME Term SOFR + 3.000%, 12/08/28(B)	730	730

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 54

schedule of investments
September 30, 2025
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)	Value (000)
Venga Finance S.a r.l., 2025 Incremental Dollar Term Loan, 1st Lien
8.210%, CME Term SOFR + 3.750%, 06/28/29(B)	$864	$865
Vestis Corporation , Term B-1 Loan, 1st Lien
6.448%, CME Term SOFR + 2.250%, 02/22/31(B)	1,278	1,199
ZF Invest, Additional Senior Term Facility 2, 1st Lien
5.751%, Euribor + 3.750%, 07/12/31(B)	1,000	1,180

Total Diversified/Conglomerate Service		18,900

Ecological [0.1%]
Consolidated Energy Finance S.A., 2024 Incremental Term Loan, 1st Lien
8.663%, CME Term SOFR + 4.500%, 11/15/30(B)	1,088	1,015
Pasadena Performance Products, LLC, 2025-1 Repricing Term Loan, 1st Lien
7.252%, CME Term SOFR + 3.250%, 02/27/32(B)	478	478

Total Ecological		1,493

Electric Utilities [0.0%]
Bayonne Energy 9/25 Cov-Lite TLB, 1st Lien
0.000%, 09/24/32(F)	415	414

Electronics [0.8%]
Adeia Inc., Initial Term B Loan, 1st Lien
6.663%, CME Term SOFR + 2.500%, 06/08/28(B)	903	906
AI Silk Midco Limited, Facility B, 1st Lien
7.089%, Euribor + 5.000%, 03/04/31(B)	500	581
Aretec Group, Inc. (fka RCS Capital Corporation), Term B-3 Loan, 1st Lien
7.663%, CME Term SOFR + 3.500%, 08/09/30(B)	$955	$955
Boxer Parent Company Inc., 2031 Replacement Dollar Term Loan, 1st Lien
7.199%, CME Term SOFR + 3.000%, 07/30/31(B)	772	770
CACI International Inc, Tranche B Term Loan, 1st Lien
5.913%, CME Term SOFR + 1.750%, 10/30/31(B)	392	392
Camelot U.S. Acquisition LLC, Amendment No. 6 Refinancing Term Loan, 1st Lien
6.913%, CME Term SOFR + 2.750%, 01/31/31(B)	280	278
Camelot U.S. Acquisition LLC, Amendment No. 7 Incremental Term Loan, 1st Lien
7.413%, CME Term SOFR + 3.250%, 01/31/31(B)	220	220
Cloud Software Group, Inc., Tenth Amendment Tranche B-1 Term Loan, 1st Lien
7.252%, CME Term SOFR + 3.250%, 08/13/32(B)	1,020	1,023
Clover Holdings 2, LLC, Initial Floating Rate Term Loan, 1st Lien
7.942%, CME Term SOFR + 3.750%, 12/09/31(B)	489	489
Directv Financing 2/25 Cov-Lite TLB, 1st Lien
9.808%, 02/06/32(B)	379	370
Evercommerce Solutions Inc., Term Loan, 1st Lien
6.413%, CME Term SOFR + 2.250%, 07/07/31(B)	389	388

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 55

schedule of investments
September 30, 2025
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)	Value (000)
KnowBe4, Inc., Term Loan, 1st Lien
8.068%, CME Term SOFR + 3.750%, 07/23/32(B)	$330	$330
MH Sub I, LLC (Micro Holding Corp.), 2023 May Incremental Term Loan, 1st Lien
8.252%, CME Term SOFR + 4.250%, 05/03/28(B)	112	107
MH Sub I, LLC (Micro Holding Corp.), 2024 December New Term Loan, 1st Lien
8.413%, CME Term SOFR + 4.250%, 12/31/31(B)	158	145
Perforce Software, Inc., 2024-1 Refinancing Term Loan, 1st Lien
8.913%, CME Term SOFR + 4.750%, 07/02/29(B)	139	128
Priority Holdings, LLC, 2025-1 Refinancing Term Loan, 1st Lien
7.913%, CME Term SOFR + 3.750%, 07/30/32(B)	920	921
Rackspace Finance, LLC, Term B Loan, 1st Lien
7.040%, CME Term SOFR + 2.750%, 05/15/28(B)	1,304	578
Red Planet Borrower, LLC, Fourth Amendment Incremental Term Loan, 1st Lien
8.163%, CME Term SOFR + 4.000%, 09/08/32(B)	790	768
Sabre GLBL Inc., 2021 Other Term B-1 Loan, 1st Lien
7.778%, CME Term SOFR + 3.500%, 12/17/27(B)	294	277
Sabre GLBL Inc., 2021 Other Term B-2 Loan, 1st Lien
7.778%, CME Term SOFR + 3.500%, 12/17/27(B)	197	186
Sabre GLBL Inc., 2022 Other Term B Loan, 1st Lien
8.513%, CME Term SOFR + 4.250%, 06/30/28(B)	$227	$211
Sabre GLBL Inc., 2022 Term B-2 Loan, 1st Lien
9.263%, CME Term SOFR + 5.000%, 06/30/28(B)	183	171
Sanmina 7/25 TLB, 1st Lien
2.000%, 09/10/32(B)	375	374
Sunrise Financing Partnership, Facility AAA, 1st Lien
6.691%, CME Term SOFR + 2.500%, 02/15/32(B)	608	606
UKG Inc., 2024 Refinancing Term Loan, 1st Lien
6.810%, CME Term SOFR + 2.500%, 02/10/31(B)	995	994
Victra Holdings, LLC, Fifth Amendment Incremental Term Loan, 1st Lien
7.752%, CME Term SOFR + 3.750%, 03/31/29(B)	875	876

Total Electronics		13,044

Energy [0.0%]
Chart Industries/Howden 6/24 TLB, Term Loan B
6.792%, 09/11/31(B)	505	507

Finance (including structured products) [1.5%]
Blackhawk Network Holdings, Inc., Additional Term B-2 Loan, 1st Lien
8.163%, CME Term SOFR + 4.000%, 03/12/29(B)	588	589
Cep V Invt 23 Sa Rl, 1st Lien
6.129%, 03/16/29(B)	1,000	1,184
Colosseum Dental TL, 1st Lien
0.000%, 10/27/25(F)	1,000	1,175

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 56

schedule of investments
September 30, 2025
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)	Value (000)
Concorde Lux TL, 1st Lien
5.809%, 03/30/29(B)	$1,000	$1,167
Cornerstone Generation, LLC, Term Loan B, 1st Lien
7.476%, CME Term SOFR + 3.250%, 08/11/32(B)	535	538
CPPIB OVM Member U.S. LLC, Initial Term Loan, 1st Lien
6.502%, CME Term SOFR + 2.500%, 08/20/31(B)	564	565
DRW Holdings, LLC, 2024 Refinancing Term Loan, 1st Lien
7.502%, CME Term SOFR + 3.500%, 06/26/31(B)	901	898
Dynamo Midco B.V., Facility B (USD), 1st Lien
7.780%, CME Term SOFR + 3.500%, 09/30/31(B)	506	507
EIG Management Company, LLC, Term Loan B, 1st Lien
9.166%, CME Term SOFR + 5.000%, 05/17/29(B)	672	668
EMG Utica Midstream Holdings, LLC, Initial Term Loan, 1st Lien
8.002%, CME Term SOFR + 4.000%, 04/01/30(B)	483	483
First Eagle Holdings, Inc., Delayed Draw Term Loan, 1st Lien
1.750%, UNFND + 1.750%, 08/16/32(B)	176	175
First Eagle Holdings, Inc., Initial Term Loan, 1st Lien
7.711%, CME Term SOFR + 3.500%, 08/16/32(B)	1,034	1,022
FNZ Group Entities Limited, Initial USD Term Loan, 1st Lien
9.321%, CME Term SOFR + 5.000%, 11/05/31(B)	758	606
Greenwich BidCo Limited, Facility B, 1st Lien
6.267%, Euribor + 4.250%, 07/30/32(B)	$1,000	$1,185
HDI Aerospace Intermediate Holding III Corporation, Initial Term Loan, 1st Lien
8.828%, CME Term SOFR + 4.500%, 02/11/32(B)	498	498
Hudson River Trading LLC, Term B-1 Loan, 1st Lien
7.150%, CME Term SOFR + 3.000%, 03/18/30(B)	754	755
Hunterstown Generation, LLC, Term Loan, 1st Lien
7.502%, CME Term SOFR + 3.500%, 11/06/31(B)	466	467
Jefferies Finance LLC, Initial Term Loan, 1st Lien
6.924%, CME Term SOFR + 2.750%, 10/21/31(B)	551	550
Jump Financial, LLC, Term B-1 Loan, 1st Lien
7.502%, CME Term SOFR + 3.500%, 02/26/32(B)	349	351
Lendingtree 8/25 Cov-Lite TL, 1st Lien
8.663%, 08/13/32(B)	975	970
Modena Buyer LLC, Initial Term Loan, 1st Lien
8.808%, CME Term SOFR + 4.500%, 07/01/31(B)	586	578
Opal Bidco Sas, Facility B2
7.252%, CME Term SOFR + 3.250%, 03/27/32(B)	1,090	1,092
Osaic Holdings, Inc., Initial Term Loan, 1st Lien
7.163%, CME Term SOFR + 3.000%, 07/30/32(B)	635	635
Physician Partners 1/25 Third-Out Term Loan TLc,
9.651%, 12/31/29(B)	299	58

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 57

schedule of investments
September 30, 2025
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)	Value (000)
POP Bidco, Facility B, 1st Lien
6.583%, Euribor + 4.500%, 11/26/31(B)	$1,000	$1,177
Quirch Foods Holdings, LLC, 2022-1 Incremental Term Loan, 1st Lien
9.052%, CME Term SOFR + 4.750%, 10/27/27(B)	1,004	983
Russell Investments US Institutional Holdco, Inc., 2027 Term Loan, 1st Lien
9.308%, CME Term SOFR + 5.000%, 05/30/27(B)	900	861
Starwood Property Mortgage, L.L.C., Replacement Term B-5 Loan, 1st Lien
6.163%, CME Term SOFR + 2.000%, 01/02/30(B)	859	858
Stonepeak Bayou 9/25 Holdco TL, 1st Lien
0.000%, 09/22/32(F)	230	229
Stonepeak Nile Parent LLC, Initial Term Loan, 1st Lien
7.079%, CME Term SOFR + 2.750%, 04/09/32(B)	430	430
Tate & Lyle/Primary Products/Primient 12/24 TLB,
7.536%, 02/07/31(B)	469	457
Team Health Holdings, Inc., 2028 Refinancing Term Loan
8.796%, 01/02/30(B)	579	577
TIC Bidco Limited, Facility B3 (EUR), 1st Lien
5.774%, Euribor + 3.750%, 06/19/31(B)	1,000	1,181
VFH Parent LLC, Term B-2 Loan, 1st Lien
6.663%, CME Term SOFR + 2.500%, 06/21/31(B)	340	340
Villa Dutch Bidco B.V., Additional Facility B2, 1st Lien
7.159%, Euribor + 5.250%, 11/03/29(B)	$1,000	$1,138

Total Finance (including structured products)		24,947

Financial Services [0.4%]
Acropole TL, 1st Lien
0.000%, 10/31/29(F)	192	226
Albion Financing 3 TL, 1st Lien
5.024%, 06/24/32(B)	1,500	1,769
Finastra 7/25 (USD) Cov-Lite TL, 1st Lien
8.038%, 07/27/29(B)	580	577
Ion Platform 9/25 (USD) Cov-Lite TL, 1st Lien
0.000%, 09/24/32(F)	750	743
Pax Holdco TL, 1st Lien
6.036%, 11/24/28(B)	1,100	1,299
Sigma Bidco Bv TLB-TL, 1st Lien
9.291%, 07/03/31(B)	1,000	1,314
Synechron 9/24 TLB, 1st Lien
8.058%, 09/26/31(B)	458	454

Total Financial Services		6,382

Financials [0.3%]
Autokiniton Group/L&W (Agg) 1/24, 2024 Replacement Term B Loan
8.278%, 08/02/29(B)	797	788
Franklin Square 4/24 TLB, 1st Lien
6.413%, 05/01/29(B)	844	844
Superannuation And Investments/Cfs 7/25,
7.163%, 02/07/28(B)	751	754
Wsh Invts TL, 1st Lien
8.718%, 10/23/31(B)	1,000	1,346
Zara Uk Midco Ltd,
7.820%, 06/12/29(B)	845	867

Total Financials		4,599

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 58

schedule of investments
September 30, 2025
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)		Value (000)
Food & Beverage [0.0%]
Milk Specialties/Actus Nutrition 6/25 Cov-Lite TLB, 1st Lien
8.829%, 07/09/32(B)		$260	$260

Gaming [0.1%]
Scientific Games Lottery, Db Ag New York Branch - Third Party
5.708%, 02/28/29(B)		1,000	1,169

Government [0.0%]
Jpy Paris Club 01/10/28, 1st Lien
0.000%, 02/11/32(D) (F)	JPY	150,000	801

Healthcare [0.1%]
Inovie Group TL, Cib
5.980%, 03/29/27(B)		1,000	1,019
Sunrise Bidco Sarl, 1st Lien
5.553%, 03/31/28(B)		1,000	1,122

Total Healthcare			2,141

Healthcare, Education and Childcare [1.1%]
AHP Health Partners, Inc., 2025 Term B Loan, 1st Lien
6.413%, CME Term SOFR + 2.250%, 09/20/32(B)		415	416
Auris Luxembourg III S.a r.l., Facility B7, 1st Lien
5.701%, Euribor + 3.750%, 02/28/29(B)		500	586
Bach Finance Limited, Fourteenth Amendment Dollar Term Loan, 1st Lien
6.949%, CME Term SOFR + 2.750%, 01/09/32(B)		483	483
Celeste BidCo B.V., Facility B2, 1st Lien
5.694%, Euribor + 3.750%, 07/20/29(B)		1,000	1,177
Cheplapharm Arzneimittel GmbH, Facility B, 1st Lien
6.026%, EURIBOR + 4.000%, 02/22/29(B)		1,000	1,163
Chrome Bidco, Facility B, 1st Lien
5.762%, EURIBOR + 3.700%, 06/30/28(B)		$1,500	$1,230
Cidron Aida Finco S.A.R.L., First Additional Term Facility B, 1st Lien
6.163%, Euribor + 4.250%, 10/22/31(B)		500	585
Cidron Atrium SE, Facility B1, 1st Lien
6.913%, EURIBOR + 5.000%, 05/22/28(B)	EUR	1,500	1,777
Elsan SAS , Facility B6, 1st Lien
5.500%, EURIBOR + 3.500%, 06/16/31(B)		1,000	1,173
Financiere Mendel, Additional Term Facility 2 (EUR), 1st Lien
5.000%, Euribor + 3.000%, 11/08/30(B)		1,000	1,176
GHD Verwaltung Gesundheits GMBH Deutschland, Facility B, 1st Lien
5.917%, EURIBOR + 4.000%, 11/15/27(B)	EUR	396	424
HomeVi, Additional Senior Term Facility 5, 1st Lien
6.776%, Euribor + 4.750%, 10/31/29(B)		500	588
Houghton Mifflin Harcourt Company, Term B Loan, 1st Lien
9.513%, CME Term SOFR + 5.250%, 04/09/29(B)		303	270
Inmar Inc 06/25,
8.663%, 12/23/30(B)		590	587
IVC Acquisition Ltd, Facility B11, 1st Lien
6.029%, Euribor + 4.000%, 12/12/28(B)		500	589
LGC Science Group Holdings Limited, Facility B3 (EUR), 1st Lien
6.026%, Euribor + 4.000%, 01/21/30(B)		1,000	1,175

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 59

schedule of investments
September 30, 2025
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)	Value (000)
LifePoint Health, Inc. , 2024-1 Refinancing Term Loan, 1st Lien
8.068%, CME Term SOFR + 3.750%, 05/17/31(B)	$1,205	$1,202
Medical Solutions Holdings, Inc., Initial Term Loan, 1st Lien
7.908%, CME Term SOFR + 3.500%, 11/01/28(B)	889	305
Ramsay Generale de Sante, Incremental Facility B5, 1st Lien
5.245%, Euribor + 3.250%, 08/13/31(B)	1,000	1,176
Soliant Lower Intermediate, LLC, Initial Term Loan, 1st Lien
7.794%, CME Term SOFR + 3.750%, 07/18/31(B)	642	607
Takecare Bidco, Additional Senior Term Facility B1, 1st Lien
5.500%, Euribor + 3.500%, 12/17/31(B)	1,000	1,178
TEAM Services Group, LLC, 2022-1 Incremental Term Loan, 1st Lien
9.408%, CME Term SOFR + 5.000%, 12/20/27(B)	278	277

Total Healthcare, Education and Childcare		18,144

Hotels, Motels, Inns and Gaming [0.4%]
Allwyn Entertainment Financing (US) LLC, Facility B2, 1st Lien
6.329%, CME Term SOFR + 2.000%, 06/02/31(B)	1,040	1,037
Casper Bidco SAS, Facility B6, 1st Lien
5.663%, Euribor + 3.750%, 03/21/31(B)	1,000	1,172
GBT US III LLC, Term B-1 Loan, 1st Lien
6.814%, CME Term SOFR + 2.500%, 07/28/31(B)	427	427
IGT Holding IV AB, B4 Incremental Facility, 1st Lien
5.250%, Euribor + 3.250%, 08/29/31(B)	$1,000	$1,180
LC Ahab US Bidco LLC, Second Amendment Incremental Term Loan, 1st Lien
7.163%, CME Term SOFR + 3.000%, 05/01/31(B)	357	357
Ontario Gaming GTA Limited Partnership, Term B Loan, 1st Lien
8.240%, CME Term SOFR + 4.250%, 08/01/30(B)	568	554
Oravel Stays Limited, Initial Term Loan, 1st Lien
12.002%, CME Term SOFR + 8.000%, 01/08/30(B)	1,030	1,057
TripAdvisor, Inc., Initial Term B Loan, 1st Lien
6.913%, CME Term SOFR + 2.750%, 07/08/31(B)	832	812

Total Hotels, Motels, Inns and Gaming		6,596

Industrial Products [0.0%]
Wash Multifamily 8/25 TLB, 1st Lien
7.442%, 05/09/29(B)	415	416

Industrial Services [0.4%]
Clean Harbors 9/25 TLB, 1st Lien
0.000%, 09/24/32(F)	480	481
Kidde Global 7/25 Lsf12 Crown, 2025 Refinancing Term
7.663%, 07/23/32(B)	374	374
Optimus Bidco TL, 1st Lien
7.000%, 05/05/30(B)	1,000	1,032
Shilton Bidco Ltd TL, 1st Lien
5.730%, 04/30/31(B)	1,000	1,175
Techem Verwaltung TL, 1st Lien
0.000%, 08/15/30(F)	1,000	1,181

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 60

schedule of investments
September 30, 2025
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)	Value (000)
Titan/Mhi/Vigor Marine 9/25 Cov-Lite TL,
6.647%, 09/16/32(B)	$903	$902
TSG Solutions TL, 1st Lien
0.000%, 02/27/32(F)	1,000	1,179
Turquoise Topco Limited 8/25 Cov-Lite TLB, 1st Lien
0.000%, 11/01/30(F)	310	310

Total Industrial Services		6,634

Industrials [0.3%]
American Traffic/Ats Consolidated 9/24 TLB,
6.413%, 12/04/31(B)	321	321
Boels Top Bv TL, 1st Lien
4.629%, 08/17/29(B)	1,500	1,765
Euroports 1L, 1st Lien
7.049%, 11/30/30(B)	980	1,151
Umami Bidco TL, 1st Lien
5.779%, 11/05/31(B)	1,000	1,172

Total Industrials		4,409

Information Technology [0.0%]
Sitel Worldwide 7/21 (USD) Cov-Lite TL, 1st Lien
8.028%, 01/20/29(B)	972	485

Insurance [0.3%]
Acrisure LLC TL B1 1L 0% 02/16/2027, 1st Lien
0.000%, 09/17/32(F)	1,000	1,178
Asurion, LLC, New B-12 Term Loan, 1st Lien
8.413%, CME Term SOFR + 4.250%, 09/19/30(B)	889	886
Asurion, LLC, New B-4 Term Loan, 2nd Lien
9.528%, CME Term SOFR + 5.250%, 01/20/29(B)	885	845
Asurion, LLC, New Term B-13 Term Loan, 1st Lien
8.413%, CME Term SOFR + 4.250%, 09/19/30(B)	1,167	1,159
DIOT-Siaci BidCo, Facility B, 1st Lien
5.500%, Euribor + 3.500%, 07/26/32(B)	$808	$951

Total Insurance		5,019

IT Services [0.0%]
Team Services 6/24 Incremental TLB, 1st Lien
9.558%, 06/27/29(B)	600	598

Laboratory Supply Wholesaling [0.1%]
Avantor Fdg TL, 1st Lien
0.000%, 09/30/32(F)	1,000	1,174

Leisure Products [0.0%]
Topgolf Callaway Brands Corp., Initial Term Loan
7.163%, 03/31/31(B)	339	335

Leisure, Amusement, Motion Pictures, Entertainment [0.2%]
Bingo/Amer Gaming/Playags 5/25 Cov-Lite TLB, 1st Lien
8.751%, 05/17/30(B)	500	499
Bowlmor Amf/Bowlero/Lucky Strike 9/25 Cov-Lite TLB, 1st Lien
7.385%, 09/10/32(B)	345	335
Fitness International, LLC, Term B Loan, 1st Lien
8.663%, CME Term SOFR + 4.500%, 02/12/29(B)	343	345
Vermaat TL, 1st Lien
5.791%, 06/05/30(B)	1,000	1,183
Voyager Parent, LLC, Term B Loan, 1st Lien
8.752%, CME Term SOFR + 4.750%, 07/01/32(B)	600	601

Total Leisure, Amusement, Motion Pictures, Entertainment		2,963

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 61

schedule of investments
September 30, 2025
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)		Value (000)
Machinery (Non-Agriculture, Non-Construction and Non-Electronic) [0.3%]
A-AG US GSI Bidco, Inc., Initial Term Loan, 1st Lien
9.002%, CME Term SOFR + 5.000%, 10/31/31(B)		$731	$728
Alliance Laundry Systems LLC, Initial Term B Loan, 1st Lien
6.385%, CME Term SOFR + 2.250%, 08/19/31(B)		514	514
Allwyn TL, 1st Lien
4.913%, 03/24/30(B)		1,000	1,175
Beach Acquisition Bidco, LLC, Tranche B-1 Term Loan, 1st Lien
7.308%, CME Term SOFR + 3.250%, 09/12/32(B)		305	306
Indicor, LLC, Tranche D Euro Term Loan, 1st Lien
5.500%, Euribor + 3.500%, 11/22/29(B)		980	1,158
MKS Instruments, Inc., 2025-1 Dollar Term B Loan, 1st Lien
6.166%, CME Term SOFR + 2.000%, 08/17/29(B)		422	421
MKS Instruments, Inc., 2025-1 Euro Term B Loan, 1st Lien
4.396%, Euribor + 2.500%, 08/17/29(B)		725	854
Primo Brands Corporation, 2025 Refinancing Term Loan, 1st Lien
6.252%, CME Term SOFR + 2.250%, 03/31/28(B)		508	508

Total Machinery (Non-Agriculture, Non-Construction and Non-Electronic)			5,664

Manufacturing [0.2%]
Allegro Microsystems 1/25 Cov-Lite TLB,
6.163%, 07/02/29(B)		1,151	1,151
Crown Equipment Corp 3/25 Cov-Lite TLB, 1st Lien
6.530%, 01/31/30(B)		$538	$538
Foley Products 3/24 TL,
8.902%, 02/28/30(B)		606	609
Lippert Components/Lci Industries 3/25 TLB, 1st Lien
6.816%, 03/19/32(B)		484	484
Weber-Stephen 9/25 TLB, 1st Lien
0.000%, 03/31/29(F)		485	479

Total Manufacturing			3,261

Media [0.1%]
Team.Blue 7/25 TLB, 1st Lien
7.370%, 10/15/31(B)		334	334
Thryv/Dex Media 4/24, Tlb 1st Lien
10.913%, 05/01/31(B)		152	152
Zephyr Midco, 1st Lien
9.473%, 12/31/29(B)		1,000	1,346

Total Media			1,832

Medical Products & Services [0.0%]
Lifepoint Health 11/24 Incremental Cov-Lite, 1st Lien
7.660%, 03/22/31(B)		393	391

Mining, Steel, Iron and Nonprecious Metals [0.1%]
AMG Advanced Metallurgical Group N.V., Initial Term Loan, 1st Lien
7.778%, CME Term SOFR + 3.500%, 11/30/28(B)		672	671
New World Resources,
14.500%, 04/03/28(B)	EUR	1,011	—
Oxbow Carbon LLC, Tranche B Term Loan (2023), 1st Lien
7.663%, CME Term SOFR + 3.500%, 05/10/30(B)		1,125	1,124

Total Mining, Steel, Iron and Nonprecious Metals			1,795

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 62

schedule of investments
September 30, 2025
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)	Value (000)
Oil and Gas [0.4%]
Brazos Delaware II, LLC, 2025 B-2 Refinancing Term Loan, 1st Lien
6.723%, CME Term SOFR + 2.500%, 02/11/30(B)	$841	$840
Deep Blue 9/25 TL, 1st Lien
0.000%, 03/22/30(F)	335	335
Epic Crude Services, LP, 2025 Refinancing Term Loan, 1st Lien
6.828%, CME Term SOFR + 2.500%, 10/15/31(B)	284	284
Fortress Investment 7/25 TLB,
5.913%, 11/17/31(B)	647	645
NGL Energy Operating LLC, Initial Term Loan, 1st Lien
7.663%, CME Term SOFR + 3.500%, 02/03/31(B)	373	374
Par Pacific Patroleum 3/24 Cov-Lite, Initial Loan 1st Lien
8.029%, 04/16/29(B)	644	642
Rockpoint Gas Storage Partners LP, Amendment No.1 Refinancing Term Loan., 1st Lien
7.002%, CME Term SOFR + 3.000%, 09/18/31(B)	800	802
Third Coast Infrastructure, LLC, 2025 Refinancing Term Loan, 1st Lien
7.913%, CME Term SOFR + 3.750%, 09/25/30(B)	1,089	1,092
Ultra Clean 9/25 TL,
6.913%, 03/27/32(B)	1,738	1,743

Total Oil and Gas		6,757

Other [0.1%]
Assytec, 1st Lien
7.123%, 12/31/28(B)	1,000	909
Catawba Nation Gaming Authority, Initial Term B Loan
8.913%, 12/20/29(B)	$665	$679

Total Other		1,588

Packaging [0.0%]
Owens-Illinois/O-I Glass 9/25 Cov-Lite TLB, 1st Lien
0.000%, 05/04/32(F)	320	319

Personal and Non-Durable Consumer Products (Manufacturing Only) [0.1%]
Breitling Holdings S.a r.l., Facility B, 1st Lien
5.937%, EURIBOR + 3.900%, 10/25/28(B)	1,000	1,071

Pharmaceuticals [0.3%]
Financiere Verdi I Sas, Deautche Bank
8.504%, 05/03/28(B)	1,000	1,307
Nidda Healthcare TL, 1st Lien
5.526%, 01/31/30(B)	1,500	1,764
Organon 12/24 (USD) Cov-Lite TL,
6.408%, 07/31/30(B)	1,100	1,071
Pharmanovia Bidco, 1st Lien
6.282%, 06/20/31(B)	500	323

Total Pharmaceuticals		4,465

Printing, Publishing and Broadcasting [0.3%]
Digital Media Solutions 4/21 TLB, 1st Lien
0.000%, 05/26/28(F)	686	—
Digital Media Solutions 9/24 B Roll-Up TL,
0.000%, 11/04/31(F)	62	—
Digital Media Solutions Dms 2/25 Exit,
5.163%, 04/28/32(B)	285	285
LABL, Inc., Initial Euro Term Loan, 1st Lien
6.913%, EURIBOR + 5.000%, 10/30/28(B)	455	426

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 63

schedule of investments
September 30, 2025
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)	Value (000)
Magnite, Inc., Amendment No.2 Initial Term Loan, 1st Lien
7.163%, CME Term SOFR + 3.000%, 02/06/31(B)	$996	$997
Neptune BidCo US Inc., Term A Loan, 1st Lien
9.179%, CME Term SOFR + 4.750%, 10/11/28(B)	572	544
Neptune BidCo US Inc., Term Loan, 2nd Lien
14.179%, CME Term SOFR + 9.750%, 10/11/29(B)	948	935
Summer (BC) Bidco B LLC, Extended Facility B (USD), 1st Lien
9.262%, CME Term SOFR + 5.000%, 02/15/29(B)	888	871
Wasserman Media Group, LLC, Initial Term Loan, 1st Lien
7.158%, CME Term SOFR + 3.000%, 06/23/32(B)	330	331
X Corp., Tranche B-1 Loan, 1st Lien
10.958%, CME Term SOFR + 6.500%, 10/26/29(B)	581	569
X Corp., Tranche B-3 Term Loan, 1st Lien
9.500%, FIXED + 9.500%, 10/26/29(B)	415	416

Total Printing, Publishing and Broadcasting		5,374

Real Estate Services [0.0%]
Ggp (Brookfield Residential Property) 5/25, Tlb 1st Lien
7.663%, 01/31/31(B)	434	435

Retail (non-food/drug) [0.1%]
Al_As Adventure, Global Loan Agency Services Limited
7.037%, 05/19/26(B)	943	1,107

Retail Stores [0.5%]
Belfor Holdings Inc., Tranche B-5 Term Loan, 1st Lien
6.913%, CME Term SOFR + 2.750%, 11/01/30(B)	$974	$977
Boots Group Bidco 7/25 (USD) TLB, 1st Lien
7.705%, 01/09/32(B)	415	416
Euro Garage TL, 1st Lien
5.875%, 07/16/32(B)	1,399	1,654
Mister Car Wash Holdings, Inc., 2024 Term Loan, 1st Lien
6.663%, CME Term SOFR + 2.500%, 03/27/31(B)	508	508
Peer Holding III B.V., Facility B5B, 1st Lien
6.502%, CME Term SOFR + 2.500%, 07/01/31(B)	908	908
Peer Holding III B.V., Facility B7, 1st Lien
5.250%, Euribor + 3.250%, 11/26/31(B)	2,000	2,354
Restoration Hardware, Inc., Initial Term Loan, 1st Lien
6.778%, CME Term SOFR + 2.500%, 10/20/28(B)	408	397
THG Operations TL, 1st Lien
7.049%, 02/28/30(B)	800	873
West Marine 9/24 TLc,
11.248%, 09/05/29(B)	25	17
WH Borrower, LLC, Initial Term Loan, 1st Lien
8.704%, CME Term SOFR + 4.500%, 02/20/32(B)	1,337	1,337

Total Retail Stores		9,441

Semiconductor Equipment [0.0%]
Qnity Electrs Inc, 1st Lien
0.000%, 01/30/32(F)	415	414

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 64

schedule of investments
September 30, 2025
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)	Value (000)
Services [0.2%]
American Public Education/Apei 3/21 TLB, 1st Lien
9.778%, 01/31/29(B)	$739	$729
Invent Farma TL, 1st Lien
5.226%, 04/20/28(B)	1,000	1,176
Kronosnet 9/22 Cov, Bnp Paribas Sa
7.923%, 12/20/27(B)	1,000	816
Sitel Group, Bnp Paribas-Prin
5.617%, 07/28/28(B)	1,000	580

Total Services		3,301

Software and Service [0.4%]
Mercury Data Ctr Bidco TL Bankdebt 9.4083 20290905, 1st Lien
0.000%, 03/24/28(F)	6,073	6,043
Perforce Software 3/24 Incremental TL, 1st Lien
8.913%, 02/15/29(B)	499	442
Prometric 6/25 Cov-Lite TLB, 1st Lien
7.913%, 07/30/32(B)	330	331

Total Software and Service		6,816

Technology [0.1%]
Pitney Bowes Inc., Tranche B Term Loan
7.913%, 03/12/29(B)	1,184	1,182
UST Global Inc., Initial Term Loan
7.136%, 10/20/28(B)	498	493
Virtusa Corporation, Term B-2 Loan
7.413%, 02/27/30(B)	619	611

Total Technology		2,286

Telecommunications [1.2%]
AP Core Holdings II, LLC, Term B-2 Loan, 1st Lien
9.778%, CME Term SOFR + 5.500%, 09/01/27(B)	1,080	1,049
Atlantic Broadband/Breezeline 9/23 TLB, 1st Lien
7.413%, 09/30/30(B)	471	470
Centurylink/Lumen 3/24 Cov-Lite TLa, 1st Lien
10.163%, 01/25/31(B)	$1,274	$1,294
Circet Europe, Senior Facility B, 1st Lien
5.250%, EURIBOR + 3.250%, 10/13/28(B)	1,000	1,176
Connect Finco Sarl, Amendment No. 4 Term Loan, 1st Lien
8.663%, CME Term SOFR + 4.500%, 09/27/29(B)	987	973
Coral-US Co-Borrower LLC, Term B-7 Loan, 1st Lien
7.568%, CME Term SOFR + 3.250%, 01/31/32(B)	695	688
Creation Technologies Inc., Initial Term Loan, 1st Lien
10.047%, CME Term SOFR + 5.500%, 10/05/28(B)	1,380	1,369
Eircom Finco Sa TL, 1st Lien
4.651%, 02/12/32(B)	1,500	1,766
Frontier Communications Holdings, LLC, Initial Term Loan, 1st Lien
6.650%, CME Term SOFR + 2.500%, 07/01/31(B)	794	793
Level 3 9/25 Cov-Lite TLB4, 1st Lien
7.416%, 07/15/32(B)	580	580
Level 3 Financing, Inc., Term B-3 Refinancing Loan
8.566%, CME Term SOFR + 4.250%, 03/19/32(B)	500	500
Lorca Telecom Bidco, S.A. , Facility B5, 1st Lien
4.561%, Euribor + 2.500%, 03/25/31(B)	1,500	1,759
Lumen Technologies Inc., Term B-1 Loan, 1st Lien
6.628%, CME Term SOFR + 2.350%, 04/16/29(B)	965	958

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 65

schedule of investments
September 30, 2025
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)		Value (000)
Odido Holding B.V., Facility B2, 1st Lien
4.900%, Euribor + 2.900%, 03/30/29(B)		$1,000	$1,178
Radiate Holdco, LLC, Amendment No. 6 Term Loan
7.528%, CME Term SOFR + 3.250%, 11/20/28(B)		—	—
VMED O2 UK Holdco 4 Limited, Facility Z, 1st Lien
5.302%, Euribor + 3.425%, 10/15/31(B)		1,000	1,177
Zacapa S.a r.l., Seventh Amendment Incremental Term Loan, 1st Lien
7.752%, CME Term SOFR + 3.750%, 03/22/29(B)		1,981	1,983
Zayo Grp Hold, Morgan Stanley
5.117%, 04/30/28(B)		713	821
Ziggo B.V., Term Loan H Facility, 1st Lien
4.877%, EURIBOR + 3.000%, 01/31/29(B)	EUR	1,000	1,156

Total Telecommunications			19,690

Transportation, Airlines & Distribution [0.0%]
Flint Group (Pik Holdco TL), Global Loan Agency Services Limited
4.641%, 08/18/28(B)		510	28

Utilities [0.5%]
Alpha Generation, LLC, Initial Term B Loan, 1st Lien
6.163%, CME Term SOFR + 2.000%, 09/30/31(B)		535	534
Eastern Power, LLC (Eastern Covert Midco, LLC), Term Loan, 1st Lien
9.413%, CME Term SOFR + 5.250%, 04/03/28(B)		627	629
Goodnight Water Solutions Holdings, LLC, Initial Term Loan, 1st Lien
8.163%, CME Term SOFR + 4.000%, 06/04/29(B)		$1,143	$1,126
Mrp Buyer/Middle River Power 5/25 Delayed TL, 1st Lien
7.252%, 05/24/32(B)		85	84
Mrp Buyer/Middle River Power 5/25 TL, 1st Lien
7.252%, 05/08/32(B)		670	658
Potomac Energy Center, LLC, Initial Term Loan, 1st Lien
7.321%, CME Term SOFR + 3.000%, 08/05/32(B)		750	752
Talen Energy Supply, LLC, 2024-1 Incremental Term B Loan, 1st Lien
6.733%, CME Term SOFR + 2.500%, 12/13/31(B)		288	288
Talen Energy Supply, LLC, Initial Term B Loan, 1st Lien
6.733%, CME Term SOFR + 2.500%, 05/17/30(B)		383	384
Trench Group GmbH, Facility B, 1st Lien
5.243%, Euribor + 3.250%, 03/05/32(B)		1,000	1,181
Vistra Operations Company LLC, 2018 Incremental Term Loan, 1st Lien
5.913%, CME Term SOFR + 1.750%, 12/20/30(B)		452	452
WaterBridge Midstream Operating LLC, Term Loan B, 1st Lien
9.030%, CME Term SOFR + 4.750%, 06/27/29(B)		1,582	1,582

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 66

schedule of investments
September 30, 2025
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)/Shares		Value (000)
Waterbridge NDB Operating LLC, Initial Term Loan, 1st Lien
8.174%, CME Term SOFR + 4.000%, 05/10/29(B)		$614	$614

Total Utilities			8,284

Total Loan Participations
(Cost $273,127)			271,321

Non-Listed Business Development Companies [5.4%]
Financials [5.4%]
Golub Capital BDC 4 (I)		5,000,000	75,000
TCW Direct Lending LLC (I)		250	16,153

Total Financials			91,153

Total Non-Listed Business Development Companies
(Cost $92,458)			91,153

Limited Partnerships [2.1%]
Oberland Capital Healthcare Solutions Co-Invest Offshore LP(I)		N/A	7,889
Oberland Capital Healthcare Solutions LP(I)		N/A	4,242
Primary Wave Music IP Fund LP(I)		N/A	23,868

Total Limited Partnerships
(Cost $30,080)			35,999

Convertible Bonds [1.3%]
Broadcasting & Cable [0.1%]
Cable One
1.125%, 03/15/28		2,500	2,134

Building & Construction [0.1%]
HTA Group
2.875%, 03/18/27		1,400	1,355

Chemicals [0.5%]
Sasol Financing USA
4.500%, 11/08/27		8,400	8,030

Description	Face Amount (000)(1)/Shares		Value (000)
Circuit Boards [0.0%]
Zhen Ding Technology Holding
0.000%, 09/25/30(E)		$200	$207

Coal Mining [0.0%]
New World Resources
4.000%cash/8.000% PIK, 10/07/20(C)	EUR	380	—

E-Commerce/Products [0.0%]
Alibaba Group Holding
0.500%, 06/01/31		315	579

E-Commerce/Services [0.1%]
MakeMyTrip
0.000%, 07/01/30(A) (E)		800	826

Entertainment & Gaming [0.2%]
Wynn Macau
4.500%, 03/07/29(A)		3,875	4,173

Hotels and Motels [0.1%]
H World Group
3.000%, 05/01/26		943	1,045

Insurance [0.0%]
China Pacific Insurance Group
0.000%, 09/18/30(E)	HKD	5,000	646

Internet Content-Entmnt [0.1%]
iQIYI
4.625%, 03/15/30		800	889

Investment Bank/Broker-Dealer [0.1%]
Goldman Sachs Finance International
0.000%, 04/04/28(E)		1,200	1,415

Real Estate Oper/Develop [0.0%]
Kaisa Group Holdings
0.000%, 12/31/25(A) (E)		52	1
0.000%, 12/31/26(A) (E)		70	1
0.000%, 12/31/27(A) (E)		87	2
0.000%, 12/31/28(A) (E)		140	3

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 67

schedule of investments
September 30, 2025
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Face Amount (000)(1)/Shares		Value (000)
0.000%, 12/31/29(A) (E)		$140	$3
0.000%, 12/31/30(A) (E)		174	3
0.000%, 12/31/31(A) (E)		174	3
0.000%, 12/31/32(A) (E)		329	6

Total Real Estate Oper/Develop			22

Semi-Conductors [0.0%]
Hon Hai Precision Industry
0.000%, 10/24/29(E)		700	758

Total Convertible Bonds
Cost ($21,597)			22,079

Sovereign Debt [0.7%]
Argentina Paris Club
2.910%, 05/30/21	CHF	1,267	1,034
Argentine Republic Government International Bond
1.000%, 07/09/29		6,320	4,607
Ivory Coast Government International Bond
6.125%, 06/15/33		4,400	4,219
National Bank of Uzbekistan
7.200%, 07/17/30		1,710	1,755
Sri Lanka Government International Bond
4.000%, 04/15/28(A)		99	94
3.600%, 08/15/27(A) (G)		187	167
3.600%, 11/15/27(A) (G)		94	83
3.600%, 12/15/27(A) (G)		135	98
3.350%, 09/15/27(A) (G)		200	171
3.100%, 07/15/27(A) (G)		102	95

Total Sovereign Debt
Cost ($12,629)			12,323

Description	Face Amount (000)(1)/Shares		Value (000)
Note [0.4%]
City National Rochdale FIOF Investments (Ireland) Limited (J)		$48,490,628	$6,183

Total Note
(Cost $185,370)			6,183

Common Stock [0.2%]
Broadcasting & Cable [0.0%]
Digicel Holdings (D)		107,067	589
Digital Media Solutions		2,606	91

Total Broadcasting & Cable			680

Diversified Minerals [0.0%]
New World Resources, Cl A *		44,276,198	—

Financial Services [0.1%]
A’ayan Leasing & Investment KSCP		976,932	432

Financials [0.0%]
BCD Acquisition		1,000,000	—
Copper Property CTL Pass Through Trust (D)		3,788	47

Total Financials			47

Health Care [0.0%]
Novartex (D)		180,000	13

Manufacturing [0.0%]
Vivarte (D)		6,000	1

Media Entertainment [0.0%]
Audacy Inc		5,095	74

Oil, Gas & Consumable Fuels [0.0%]
Nostrum Oil & Gas *		3,039,550	144
Summit Midstream *		11,456	236

Total Oil, Gas & Consumable Fuels			380

Other [0.0%]
ESC GCBREGS Corp		4,750,000	—
Latina Offshore		65	—

Total Other			—

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 68

schedule of investments
September 30, 2025
City National Rochdale Fixed Income Opportunities Fund (continued)

Description	Shares/Number of Warrants	Value (000)
Retailers [0.0%]
Rising Tide Holdings Inc	1,887	$—
Toys ‘R’ Us Property Company I, LLC	23,484	117

Total Retailers		117

Technology [0.0%]
AS ADV Shares (D)	65,148	163
Lumileds *	4,241	1

Total Technology		164

Utilities [0.1%]
Longview Power LLC	49,272	862

Total Common Stock
(Cost $3,694)		2,770

Warrants [0.0%]
Altisource
Expires 11/12/25* (H)	553	7
Audacy Inc,
Expires 09/30/25 (H)	7,205	—

Total Warrants
(Cost $—)		7

Short-Term Investment [4.2%]
SEI Daily Income Trust Government Fund, Cl Institutional, 4.040%	71,174,270	71,174

Total Short-Term Investment
(Cost $71,174)		71,174

Total Investments [99.4%]
(Cost $1,920,794)		$1,679,916

Percentages are based on net assets of $1,689,980 (000).

*	Non-income producing security.

(1)	U.S. Dollars unless otherwise indicated.

(A)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On September 30, 2025, the value of these securities amounted to $731,395 (000), representing 43.3% of the net assets of the Fund.

(B)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates for certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(C)	In default on interest payments. Rate shown represents the last coupon rate prior to default.

(D)	Level 3 security in accordance with fair value hierarchy.

(E)	Zero coupon security.

(F)	Unsettled bank loan, Interest rate not available.

(G)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.

(H)	Strike Price is unavailable.

(I)	Unfunded Commitments as of September 30, 2025:

Security	Value	Unfunded Commitments	Redemption Frequency	Redemption Notice (Days)
Golub Capital BDC 4	$75,000,000	$—	None	None
Oberland Capital Healthcare Solutions Co-Invest Offshore LP	7,889,214	9,837,500	None	None
Oberland Capital Healthcare Solutions LP	4,241,273	11,573,997	None	None
Primary Wave Music IP Fund LP	23,868,160	760,479	None	None
TCW Direct Lending LLC	16,153,502	7,658,394	None	None
Total	$127,152,149	$29,830,370

(J)

In June 2025, the Board of Directors of CNR FIOF Investments (Ireland) Limited, a company organized under the laws of Ireland (the “Irish Company”), appointed Fortis Advisory as liquidator, and on July 17, 2025, the Irish Company officially entered liquidation.

CHF — Swiss Franc

Cl — Class

CLO — Collateralized Loan Obligation

CME — Chicago Mercantile Exchange

DAC — Designated Activity Company

EUR — Euro

EUR003M — Euribor 3 Month

Euribor — Euro Interbank Offered Rate

GBP — British Pound Sterling

H15T10Y — US Treasury Yield Curve Rate T Note Constant Maturity 10 Year

H15T5Y — US Treasury Yield Curve Rate T Note Constant Maturity 5 Year

HKD — Hong Kong Dollar JSC — Joint Stock Company

JPY — Japanese Yen

LIBOR — London Interbank Offered Rates

LLC — Limited Liability Company

LP — Limited Partnership

LTD — Limited

MTN — Medium Term Note

PIK — Payment-in Kind

PLC — Public Limited Company

REIT — Real Estate Investment Trust

Ser — Series

SOFR — Secured Overnight Financing Rate

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 69

schedule of investments
September 30, 2025
City National Rochdale Fixed Income Opportunities Fund (continued)

TSFR3M — Term Secured Overnight Financing Rate 3 Months

USISSO05 — 5-Year U.S. Dollar SOFR ICE Swap Rate

ULC — Unlimited Liability Company

UNFND — Unfunded

USD — U.S. Dollar

A list of the open forward foreign currency contracts held by the Fund at September 30, 2025, is as follows:

Counterparty	Settlement Date	Currency to Deliver (000)		Currency to Receive (000)		Unrealized Appreciation (Depreciation) (000)
U.S. Bank	10/24/25	USD	1,170	EUR	1,000	$6
U.S. Bank	10/15/25	USD	4,738	EUR	4,000	(37)
U.S. Bank	10/24/25	USD	5,230	EUR	4,500	61
U.S. Bank	10/24/25	USD	1,565	EUR	1,325	(7)
U.S. Bank	10/24/25	EUR	206,345	USD	242,912	307
U.S. Bank	10/24/25	EUR	3,740	USD	4,379	(18)
U.S. Bank	10/29/25	GBP	4,795	USD	6,454	5
U.S. Bank	10/29/25	EUR	106,010	USD	124,745	66
						$383

A list of the open futures contracts held by the Fund at September 30, 2025, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (000)	Value (000)	Unrealized Depreciation (000)
Long Contracts
U.S. 10-Year Treasury Note	101	Dec-2025	$11,371	$11,362	$(9)

The following is a summary of the inputs used as of September 30, 2025 in valuing the Fund’s investments and other financial instruments carried at value (000):

Investments in Securities	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$842,668	$1,566	$844,234
Collateralized Loan Obligations	—	322,673	—	322,673
Loan Participations	—	270,520	801	271,321
Non-Listed Business Development Companies(a)	—	—	—	91,153
Limited Partnerships(a)	—	23,868	—	35,999
Convertible Bonds	—	22,079	—	22,079
Sovereign Debt	—	12,323	—	12,323
Note	—	6,183	—	6,183
Common Stock	811	1,146	813	2,770
Warrants	—	7	—	7
Short-Term Investment	71,174	—	—	71,174
Total Investments in Securities	$71,985	$1,501,467	$3,180	$1,679,916

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Depreciation	$(9)	$—	$—	$(9)
Forward Contracts*
Unrealized Appreciation	—	445	—	445
Unrealized Depreciation	—	(62)	—	(62)
Total Other Financial Instruments	$(9)	$383	$—	$374

*	Forwards and futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

(a)

In accordance with Subtopic 820-10, certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value hierarchy. Certain investments are classified in the fair value hierarchy for values based on recent executed sale transactions. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Schedule of Investments.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value as of September 30, 2025 (000):

	Investments in Corporate Bonds	Investments in Loan Participations	Investments in Note
Beginning balance as of October 1, 2024	$2,123	$1,008	$48,477
Accrued discounts/ premiums	50	40	—
Realized gain/(loss)	(81)	—	—
Change in unrealized appreciation/(depreciation)	(1,070)	18	749
Purchases	1,145	—	2,057
Sales/paydowns	(601)	(265)	(45,100)
Transfers into Level 3	—	—	—
Transfers out of Level 3	—	—	(6,183	)*
Ending balance as of September 30, 2025	$1,566	$801	$—
Changes in unrealized gains/(losses) included in earnings related to securities still held at reporting date	$(1,070)	$18	$749

	Investments in Common Stock	Total
Beginning balance as of October 1, 2024	$912	$52,520
Accrued discounts/ premiums	—	90
Realized gain/(loss)	(3)	(84)
Change in unrealized appreciation/(depreciation)	(60)	(363)
Purchases	—	3,202
Sales/paydowns	(36)	(46,002)
Transfers into Level 3	—	—
Transfers out of Level 3	—	(6,183)
Ending balance as of September 30, 2025	$813	$3,180
Changes in unrealized gains/(losses) included in earnings related to securities still held at reporting date	$(60)	$(363)

*

The holding of City National Rochdale FIOF Investments (Ireland) Limited was transferred to Level 2 investments as the value is no longer derived from unobservable inputs. Quoted prices in inactive markets, or inputs that are observable (either directly or indirectly) were used to determine Level 2 valuation.

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 70

schedule of investments
September 30, 2025
City National Rochdale Fixed Income Opportunities Fund (concluded)

Amounts designated as “—“ are either $0 or have been rounded to $0.

For more information on valuation inputs, see Note 2 — Significant Accounting

Policies in the Notes to Financial Statements.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the end of the period in relation to net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 71

schedule of investments
September 30, 2025
City National Rochdale U.S. Core Equity Fund

Description	Shares	Value (000)
Common Stock [99.8%]
Communication Services [12.0%]
Alphabet, Cl A	81,970	$19,927
Meta Platforms, Cl A	15,243	11,194
T-Mobile US	29,627	7,092
Walt Disney	63,168	7,233

Total Communication Services		45,446

Consumer Discretionary [10.5%]
Amazon.Com *	67,969	14,924
Home Depot	19,348	7,840
McDonald’s	18,426	5,599
Tesla *	20,542	9,135
TJX	17,795	2,572

Total Consumer Discretionary		40,070

Consumer Staples [5.1%]
Anheuser-Busch InBev ADR	44,483	2,652
Costco Wholesale	7,790	7,210
PepsiCo	26,392	3,706
Procter & Gamble	13,426	2,063
Walmart	36,394	3,751

Total Consumer Staples		19,382

Energy [2.6%]
EOG Resources	32,723	3,669
ExxonMobil	42,597	4,803
Occidental Petroleum	17,921	847
Schlumberger	25,540	878

Total Energy		10,197

Financials [16.5%]
Bank of America	81,813	4,221
Bank of New York Mellon	27,711	3,019
Berkshire Hathaway, Cl B *	16,175	8,132
Capital One Financial	35,466	7,539
CME Group, Cl A	11,919	3,221
JPMorgan Chase	43,759	13,803
Marsh & McLennan	19,101	3,849
Mastercard, Cl A	14,293	8,130
S&P Global	8,028	3,907
Visa, Cl A	20,664	7,054

Total Financials		62,875

Health Care [7.1%]
Amgen	15,621	4,408
Eli Lilly	5,806	$4,430
HCA Healthcare	3,746	1,597
Thermo Fisher Scientific	10,065	4,882
UnitedHealth Group	13,239	4,571
Vertex Pharmaceuticals *	11,833	4,635
Zoetis, Cl A	16,175	2,367

Total Health Care		26,890

Industrials [8.6%]
Cintas	28,400	5,829
CSX	102,159	3,628
Northrop Grumman	6,641	4,047
Parker-Hannifin	6,087	4,615
Quanta Services	17,133	7,100
Trane Technologies	18,064	7,622

Total Industrials		32,841

Information Technology [34.1%](A)
Adobe *	11,493	4,054
Apple	105,671	26,907
ASML Holding, Cl G	8,355	8,088
Broadcom	36,948	12,190
KLA	5,236	5,648
Microsoft	59,815	30,981
NVIDIA	179,239	33,442
NXP Semiconductors	11,034	2,513
Roper Technologies	6,525	3,254
Salesforce	13,317	3,156

Total Information Technology		130,233

Materials [0.8%]
Linde	6,342	3,012

Real Estate [1.1%]
American Tower	21,550	4,145

Utilities [1.4%]
NextEra Energy	72,840	5,499

Total Common Stock
(Cost $168,525)		380,590

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 72

schedule of investments
September 30, 2025
City National Rochdale U.S. Core Equity Fund (concluded)

Description	Shares	Value (000)
Short-Term Investment [0.4%]
SEI Daily Income Trust Government Fund, Cl Institutional, 4.040%**	1,551,095	$1,551

Total Short-Term Investment
(Cost $1,551)		1,551

Total Investments [100.2%]
(Cost $170,076)		$382,141

Percentages are based on net assets of $381,208 (000).

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of September 30, 2025.

(A)	The Fund uses more specific categories in following its investment limitations on investment concentrations. Broad industry sectors are used for financial reporting purposes.

ADR — American Depositary Receipt

Cl — Class

As of September 30, 2025, all of the Fund’s investments are Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For more information on valuation inputs, see Note 2 - Significant Accounting Policies in the Notes to Financial Statements.

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 73

statements of assets and liabilities (000)
September 30, 2025

	City National Rochdale Government Money Market Fund	City National Rochdale Municipal High Income Fund
ASSETS:
Cost of securities (including repurchase agreements)	$8,372,807	$796,442
Investments in securities, at value	$7,026,807	$754,944
Repurchase agreements, at value	1,346,000	—
Receivable for capital shares sold	113,874	579
Dividend and interest receivable	14,038	11,179
Prepaid expenses	56	6
Total Assets	$8,500,775	$766,708

LIABILITIES:
Payable for income distributions	7,251	1,646
Payable for capital shares redeemed	—	916
Payable for investment securities purchased	—	2,160
Shareholder servicing and distribution fees payable	2,249	255
Investment advisory fees payable	370	311
Administrative fees payable	143	46
Trustee fees payable	8	2
Accrued expenses	414	77
Total Liabilities	10,435	5,413
Net Assets	$8,490,340	$761,295

NET ASSETS:
Paid-in Capital (unlimited authorization — $0.01 par value)	$8,490,303	$1,053,687
Total accumulated earnings/(loss)	37	(292,392)
Net Assets	$8,490,340	$761,295

Class N Shares:
Net Assets	$10	$486,237
Total shares outstanding at end of year	10	53,193
Net asset value, offering and redemption price per share (net assets ÷ shares outstanding)	$1.00	$9.14

Class S Shares:
Net Assets	$1,516,400	$—
Total shares outstanding at end of year	1,516,393	—
Net asset value, offering and redemption price per share (net assets ÷ shares outstanding)	$1.00	$—

Servicing Class Shares:
Net Assets	$6,973,930	$275,058
Total shares outstanding at end of year	6,973,901	30,073
Net asset value, offering and redemption price per share (net assets ÷ shares outstanding)	$1.00	$9.15

Amounts designated as “—” are either $0 or have been rounded to $0.

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 74

statements of assets and liabilities (000)
September 30, 2025

	City National Rochdale Fixed Income Opportunities Fund	City National Rochdale U.S. Core Equity Fund
ASSETS:
Cost of securities (including affiliated investments and repurchase agreements)	$1,920,794	$170,076
Investments in securities, at value	$1,679,916	$382,141
Cash	344	—
Cash collateral for futures contracts	64	—
Foreign currency(1)	2,322	—
Dividend and interest receivable	21,711	74
Foreign tax reclaim receivable	418	29
Receivable for capital shares sold	931	78
Receivable for investment securities sold	17,158	—
Unrealized gain on forward foreign currency contracts	445	—
Prepaid expenses	13	3
Total Assets	$1,723,322	$382,325

LIABILITIES:
Payable for investment securities purchased	30,501	—
Payable for capital shares redeemed	1,145	782
Payable for variation margin	2
Unrealized loss on forward foreign currency contracts	62	—
Payable to Custodian	—	4
Investment advisory fees payable	612	125
Shareholder servicing and distribution fees payable	701	127
Trustee fees payable	3	2
Administrative fees payable	58	41
Accrued expenses	258	36
Total Liabilities	33,342	1,117
Net Assets	$1,689,980	$381,208

NET ASSETS:
Paid-in Capital (unlimited authorization — $0.01 par value)	$2,735,580	$123,464
Total accumulated earnings/(loss)	(1,045,600)	257,744
Net Assets	$1,689,980	$381,208

Institutional Class Shares:
Net Assets	$—	$1,935
Total shares outstanding at end of year	—	70
Net asset value, offering and redemption price per share (net assets ÷ shares outstanding)	$—	$27.48	*

Class N Shares:
Net Assets	$1,689,980	$243,322
Total shares outstanding at end of year	85,210	8,990
Net asset value, offering and redemption price per share (net assets ÷ shares outstanding)	$19.83	$27.07

Servicing Class Shares:
Net Assets	$—	$135,951
Total shares outstanding at end of year	—	4,994
Net asset value, offering and redemption price per share (net assets ÷ shares outstanding)	$—	$27.22

(1)	Cost of foreign currency $2,293 (000).

Amounts designated as “—” are either $0 or have been rounded to $0.

*	NAV per share as of September 30, 2025 does not calculate to the stated NAV per share due to rounding of net assets and shares.

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 75

Statements of Operations

statements of operations (000)
For the year ended September 30, 2025

	City National Rochdale Government Money Market Fund	City National Rochdale Municipal High Income Fund
INVESTMENT INCOME:
Interest Income	$347,158	$42,427
Dividend Income	—	511
Total Investment Income	347,158	42,938

EXPENSES:
Investment Advisory Fees	20,316	3,884
Shareholder Servicing Fees — Class N(1)	—	2,472
Shareholder Servicing Fees — Class S(1)	9,034	—
Shareholder Servicing Fees — Servicing Class	16,308	706
Administration Fees	1,627	504
Professional Fees	793	110
Trustee Fees	438	135
Custody Fees	295	27
Transfer Agent Fees	261	26
Registration Fees	135	15
Printing Fees	115	11
Interest Expense on Borrowings	—	14
Other Expenses	431	156
Total Expenses	49,753	8,060
Less, Waivers of:
Investment Advisory Fees	(17,051)	—
Net Expenses	32,702	8,060

Net Investment Income	314,456	34,878
Net Realized Gain (Loss):
Investments	36	(9,943)
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	—	(20,939)
Net Increase (Decrease) in Net Assets Resulting from Operations	$314,492	$3,996

(1)	Includes class specific distribution expenses.

Amounts designated as “—” are either $0 or have been rounded to $0.

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 76

statements of operations (000)
For the year ended September 30, 2025

	City National Rochdale Fixed Income Opportunities Fund	City National Rochdale U.S. Core Equity Fund
INVESTMENT INCOME:
Dividend Income	$15,715	$4,141
Interest Income	123,027	—
Less: Foreign Taxes Withheld	—	(33)
Total Investment Income	138,742	4,108

EXPENSES:
Investment Advisory Fees	8,614	1,512
Shareholder Servicing Fees — Class N(1)	8,614	1,171
Shareholder Servicing Fees — Servicing Class	—	358
Administration Fees	656	440
Transfer Agent Fees	58	13
Trustee Fees	178	117
Professional Fees	513	70
Custody Fees	147	14
Registration Fees	34	7
Printing Fees	25	6
Interest Expense on Borrowings	1,324	3
Other Expenses	486	40
Total Expenses	20,649	3,751
Less, Waivers of:
Investment Advisory Fees	(555)	—
Net Expenses	20,094	3,751

Net Investment Income	118,648	357
Net Realized Gain (Loss) from:
Investments	(24,301)	48,837
Futures Contracts	(786)	—
Forward Foreign Currency Contracts	(12,241)	—
Forward Currency Transactions	710	—
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	28,532	(405)
Futures Contracts	(77)	—
Forward Foreign Currency Contracts	(62)	—
Foreign Currency Translations	48	—
Net Increase (Decrease) in Net Assets Resulting from Operations	$110,471	$48,789

(1) Includes class specific distribution expenses.

Amounts designated as “—” are either $0 or have been rounded to $0.

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 77

statements of changes in net assets (000)
For the years ended September 30,

	City National Rochdale Government Money Market Fund		City National Rochdale Municipal High Income Fund
	2025	2024	2025	2024
OPERATIONS:
Net Investment Income	$314,456	$369,845	$34,878	$41,276
Net Realized Gain (Loss)	36	7	(9,943)	(23,688)
Net Change in Unrealized Appreciation (Depreciation)	—	—	(20,939)	107,975
Net Increase (Decrease) in Net Assets Resulting from Operations	314,492	369,852	3,996	125,563

DISTRIBUTIONS:
Class N	—	(6,920)	(20,410)	(24,115)
Class S	(46,939)	(53,639)	—	—
Servicing Class	(267,543)	(309,295)	(12,397)	(16,099)
Total Distributions	(314,482)	(369,854)	(32,807)	(40,214)

CAPITAL SHARE TRANSACTIONS:(1)
Class N:
Shares Issued	—	429,391	129,219	134,532
Shares Issued in Lieu of Dividends and Distributions	—	6,920	10,073	12,286
Shares Redeemed	—	(1,100,521)	(179,139)	(270,443)
Increase (Decrease) in Net Assets from Class N Share Transactions	—	(664,210)	(39,847)	(123,625)

Class S:
Shares Issued	4,772,917	4,109,649	—	—
Shares Issued in Lieu of Dividends and Distributions	—	—	—	—
Shares Redeemed	(4,488,885)	(4,348,034)	—	—
Increase (Decrease) in Net Assets from Class S Share Transactions	284,032	(238,385)	—	—

Servicing Class:
Shares Issued	16,280,142	15,193,995	85,916	57,135
Shares Issued in Lieu of Dividends and Distributions	230,147	266,028	1,489	2,685
Shares Redeemed	(16,174,322)	(14,732,734)	(98,413)	(238,825)
Increase (Decrease) in Net Assets from Servicing Class Share Transactions	335,967	727,289	(11,008)	(179,005)

Net Increase (Decrease) in Net Assets from Share Transactions	619,999	(175,306)	(50,855)	(302,630)
Total Increase (Decrease) in Net Assets	620,009	(175,308)	(79,666)	(217,281)

NET ASSETS:
Beginning of Year/Period	7,870,331	8,045,639	840,961	1,058,242
End of Year/Period	$8,490,340	$7,870,331	$761,295	$840,961

(1) See Note 9 for shares issued and redeemed.

Amounts designated as “—” are either $0 or have been rounded to $0.

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 78

statements of changes in net assets (000)
For the years ended September 30,

	City National Rochdale Fixed Income Opportunities Fund		City National Rochdale U.S. Core Equity Fund
	2025	2024	2025	2024
OPERATIONS:
Net Investment Income (Loss)	$118,648	$151,387	$357	$1,005
Net Realized Gain (Loss) from:	(36,618)	(70,822)	48,837	66,514
Net Change in Unrealized Appreciation (Depreciation)	28,441	117,312	(405)	39,678
Net Increase (Decrease) in Net Assets Resulting from Operations	110,471	197,877	48,789	107,197

DISTRIBUTIONS:
Institutional Class	—	—	(44)	(18)
Class N	(97,723)	(122,108)	(38,005)	(25,483)
Servicing Class	—	—	(25,294)	(18,780)
Total Distributions	(97,723)	(122,108)	(63,343)	(44,281)

CAPITAL SHARE TRANSACTIONS:(1)
Institutional Class:
Shares Issued	—	—	1,601	103
Shares Issued in Lieu of Dividends and Distributions	—	—	36	18
Shares Redeemed	—	—	(77)	(11)
Increase (Decrease) in Net Assets from Institutional Class Share Transactions	—	—	1,560	110

Class N:
Shares Issued	321,417	333,094	38,136	40,465
Shares Issued in Lieu of Dividends and Distributions	68,545	86,257	31,134	21,111
Shares Redeemed	(588,859)	(803,156)	(64,720)	(61,735)
Increase (Decrease) in Net Assets from Class N Share Transactions	(198,897)	(383,805)	4,550	(159)

Servicing Class:
Shares Issued	—	—	21,008	19,974
Shares Issued in Lieu of Dividends and Distributions	—	—	3,990	2,142
Shares Redeemed	—	—	(47,788)	(36,888)
Increase (Decrease) in Net Assets from Servicing Class Share Transactions	—	—	(22,790)	(14,772)

Net Increase (Decrease) in Net Assets from Share Transactions	(198,897)	(383,805)	(16,680)	(14,821)
Total Increase (Decrease) in Net Assets	(186,149)	(308,036)	(31,234)	48,095

NET ASSETS:
Beginning of Year/Period	1,876,129	2,184,165	412,442	364,347
End of Year/Period	$1,689,980	$1,876,129	$381,208	$412,442

(1) See Note 9 for shares issued and redeemed.

Amounts designated as “—” are either $0 or have been rounded to $0.

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 79

statement of cash flows (000)
For the year ended September 30, 2025

City National Rochdale Fixed Income Opportunities Fund
Cash Flows from Operating Activities:
Net increase in net assets from operations	$110,471
Adjustments to reconcile net increase in net assets resulting from operations to net cash provided by operating activities:
Purchase of investment securities	(1,709,729)
Proceeds from disposition of investment securities	1,926,863
Amortization (accretion of market discount)	(10,528)
Net realized loss on investments, futures contracts, forward foreign currency contracts and foreign currency transactions	36,618
Net change in unrealized appreciation on investments, forward foreign currency contracts, foreign currency transactions and futures contracts	(28,441)

Changes in assets:
Dividend and interest receivable	1,870
Reclaim receivable	14
Receivable for investment securities sold	14,219
Variation Margin	45
Unrealized gain on forward foreign currency contracts	90
Prepaid expenses	(3)

Changes in liabilities:
Payable for investment securities purchased	(45,402)
Variation margin payable	2
Unrealized loss on forward foreign currency contracts	(28)
Investment advisory fees payable	(165)
Shareholder servicing and distribution fees payable	(76)
Administrative fees payable	4
Trustee fees payable	3
Accrued expenses	51
Net Cash Provided by Operating Activities	295,878

Cash Flows from Financing Activities:
Proceeds from shares issued	321,948
Cost of shares redeemed	(588,782)
Distributions	(29,178)
Net cash used in financing activities	(296,012)
Net change in cash	(134)
Cash at beginning of year	2,864
Cash at end of year	$2,730

Non-cash operating and financing activities:
Reinvestments of dividends and distributions	$68,545

The following table provides a reconciliation of cash and foreign currency reported on the statement of assets and liabilities to the total of such amounts shown in this statement of cash flows.

Balance at the end of the year
Cash	$344
Foreign Currency	2,322
Restricted Cash	64
Total Cash and Foreign Currency	$2,730

Supplemental Disclosure of Cash Flow Information:
Interest Paid	$1,324

See accompanying notes to financial statements.

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CITY NATIONAL ROCHDALE FUNDS | PAGE 81

financial highlights
For a Share Outstanding Throughout Each Period For the year ended September 30,

	Net Asset Value Beginning of Period	Net Investment Income†		Net Realized and Unrealized Gains (Losses) on Securities		Dividends from Net Investment Income	Distributions from Realized Capital Gains	Net Asset Value End of Period	Total Return‡	Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets(1)	Ratio of Net Investment Income to Average Net Assets(1)	Ratio of Expenses to Average Net Assets (Excluding Waivers & Recovered Fees)	Portfolio Turnover Rate
City National Rochdale Government Money Market Fund
Class N (commenced operations on June 21, 1999)
2025	$1.00	$0.038		$0.000	*	$(0.038)	—	$1.00	3.84%	$10	0.66%	3.78%	0.88%	—%
2024	1.00	0.047		0.000	*	(0.047)	—	1.00	4.84	10	0.63	4.71	0.85	—
2023	1.00	0.041		(0.001)		(0.040)	—	1.00	4.00	664,234	0.65	4.07	0.87	—
2022	1.00	0.004		0.000	*	(0.004)	—	1.00	0.39	347,551	0.29	0.30	0.86	—
2021	1.00	0.000	*	0.000	*	(0.000)*	—	1.00	0.01	642,240	0.07	0.01	0.87	—
Class S (commenced operations on October 6, 1999)
2025	$1.00	$0.036		$0.000	*	$(0.036)	—	$1.00	3.70%	$1,516,400	0.79%	3.63%	1.01%	—%
2024	1.00	0.046		0.000	*	(0.046)	—	1.00	4.68	1,232,366	0.79	4.58	1.01	—
2023	1.00	0.039		(0.001)		(0.038)	—	1.00	3.85	1,470,759	0.80	3.93	1.02	—
2022	1.00	0.003		—		(0.003)	—	1.00	0.34	725,394	0.39	0.35	1.02	—
2021	1.00	0.000	*	0.000	*	(0.000)*	—	1.00	0.01	689,506	0.07	0.01	1.02	—
Servicing Class (commenced operations on April 3, 2000)
2025	$1.00	$0.041		$0.000	*	$(0.041)	—	$1.00	4.16%	$6,973,930	0.34%	4.10%	0.56%	—%
2024	1.00	0.050		0.000	*	(0.050)	—	1.00	5.15	6,637,955	0.34	5.03	0.56	—
2023	1.00	0.043		(0.001)		(0.042)	—	1.00	4.31	5,910,646	0.35	4.33	0.57	—
2022	1.00	0.005		0.000	*	(0.005)	—	1.00	0.51	3,487,258	0.21	0.47	0.57	—
2021	1.00	0.000	*	0.000	*	(0.000)*	—	1.00	0.02	3,440,097	0.07	0.01	0.57	—
City National Rochdale Municipal High Income Fund
Class N (commenced operations on December 30, 2013)
2025	$9.48	$0.40		$(0.36)		$(0.38)	—	$9.14	0.48%	$486,237	1.13%	4.39%	1.13%	23%
2024	8.67	0.39		0.81		(0.39)	—	9.48	14.04	544,405	1.10	4.34	1.10	18
2023	8.97	0.36		(0.31)		(0.35)	—	8.67	0.44	616,138	1.08	3.99	1.08	25
2022	11.07	0.31		(2.10)		(0.31)	—	8.97	(16.47)	835,922	1.07	2.97	1.07	48
2021	10.61	0.33		0.46		(0.33)	—	11.07	7.51	1,235,195	1.07	3.03	1.07	15
Servicing Class (commenced operations on December 30, 2013)
2025	$9.48	$0.43		$(0.36)		$(0.40)	—	$9.15	0.84%	$275,058	0.88%	4.65%	0.88%	23%
2024	8.67	0.42		0.80		(0.41)	—	9.48	14.32	296,556	0.85	4.59	0.85	18
2023	8.98	0.39		(0.33)		(0.37)	—	8.67	0.58	442,104	0.84	4.24	0.84	25
2022	11.08	0.33		(2.10)		(0.33)	—	8.98	(16.24)	592,435	0.82	3.22	0.82	48
2021	10.62	0.36		0.46		(0.36)	—	11.08	7.77	823,230	0.82	3.27	0.82	15

*	Amount represents less than $0.001.
†	Per share calculations are based on Average Shares outstanding throughout the period.
‡

Returns are for the period indicated and have not been annualized. Fee waivers are in effect; if they had not been in effect, performance would have been lower. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

(1)	Ratio includes waivers and previously waived investment advisory fees recovered. The impact of the recovered fees may cause a higher net expense ratio.

Amounts designated as “—” are either $0 or have been rounded to $0.

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 82

	Net Asset Value Beginning of Period	Net Investment Income†	Net Realized and Unrealized Gains (Losses) on Securities	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Distributions from Return of Capital	Net Asset Value End of Period	Total Return‡	Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets(1)	Ratio of Net Investment Income to Average Net Assets(1)	Ratio of Expenses to Average Net Assets (Excluding Waivers & Recovered Fees)	Portfolio Turnover Rate
City National Rochdale Fixed Income Opportunities Fund
Class N (commenced operations on July 1, 2009)
2025	$19.66	$1.35	$(0.06)	$(1.12)	$—	$—	$19.83	6.77%	$1,689,980	1.17%	6.88%	1.20%	40%
2024	18.96	1.48	0.44	(1.22)	—	—	19.66	10.32	1,876,129	1.14	7.57	1.14	34
2023	18.60	1.34	0.71	(1.69)	—	—	18.96	11.44	2,184,165	1.13	7.06	1.13	63
2022*	23.39	1.16	(4.62)	(1.33)	—	—	18.60	(15.23)	3,070,638	1.09 (2)	5.44	1.09	94
2021*	22.57	1.21	1.04	(1.43)	—	—	23.39	10.14	4,111,912	1.10 (2)	5.14	1.10	117
City National Rochdale U.S. Core Equity Fund
Institutional Class (commenced operations on December 3, 2012)
2025	$28.44	$0.11	$3.45	$(0.11)	(4.41)	$—	$27.48	14.22%	$1,935	0.59%	0.42%	0.59%	5%
2024	24.21	0.17	7.16	(0.20)	(2.90)	—	28.44	32.69	280	0.57	0.64	0.57	20
2023	20.66	0.19	3.98	(0.16)	(0.46)	—	24.21	20.43	138	0.54	0.81	0.54	28
2022	26.49	0.17	(4.67)	(0.18)	(1.15)	—	20.66	(18.18)	126	0.52	0.70	0.52	28
2021	20.99	0.15	5.45	(0.10)	—	—	26.49	26.76	148	0.51	0.62	0.51	13
Class N (commenced operations on December 3, 2012)
2025	$28.11	$—	$3.38	$(0.01)	(4.41)	$—	$27.07	13.67%	$243,322	1.09%	0.00%	1.09%	5%
2024	23.97	0.04	7.08	(0.08)	(2.90)	—	28.11	32.03	246,302	1.07	0.16	1.07	20
2023	20.46	0.07	3.94	(0.04)	(0.46)	—	23.97	19.85	209,330	1.04	0.31	1.04	28
2022	26.25	0.04	(4.62)	(0.06)	(1.15)	—	20.46	(18.61)	184,503	1.02	0.17	1.02	28
2021	20.73	0.02	5.53	(0.03)	—	—	26.25	26.79	230,767	1.01	0.07	1.01	13
Servicing Class (commenced operations on December 3, 2012)
2025	$28.23	$0.06	$3.40	$(0.06)	(4.41)	$—	$27.22	13.92%	$135,951	0.84%	0.25%	0.84%	5%
2024	24.05	0.11	7.11	(0.14)	(2.90)	—	28.23	32.38	165,860	0.82	0.41	0.82	20
2023	20.52	0.13	3.96	(0.10)	(0.46)	—	24.05	20.18	154,879	0.79	0.57	0.79	28
2022	26.33	0.10	(4.64)	(0.12)	(1.15)	—	20.52	(18.42)	143,986	0.77	0.42	0.77	28
2021	20.77	0.08	5.54	(0.06)	—	—	26.33	27.13	187,735	0.76	0.32	0.76	13

†	Per share calculations are based on Average Shares outstanding throughout the period.
‡

Returns are for the period indicated and have not been annualized. Fee waivers are in effect; if they had not been in effect, performance would have been lower. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

*	Includes Consolidated investments in Irish Subsidiary. See Note 1 in the Notes to Financial Statements.
(1)	Ratio includes waivers and previously waived investment advisory fees recovered. The impact of the recovered fees may cause a higher net expense ratio.
(2)	The expense ratio includes acquired fund fee expenses from the investment in the Irish Subsidiary. Had this expense been excluded, the ratios would have been 1.09% and 1.09%, respectively.

Amounts designated as “—” are either $0 or have been rounded to $0.

See accompanying notes to financial statements.

CITY NATIONAL ROCHDALE FUNDS | PAGE 83

notes to financial statements
September 30, 2025

1.	ORGANIZATION:

City National Rochdale Funds, a Delaware statutory trust (the “Trust”), is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company currently offering the following four series (each a “Fund” and collectively, the “Funds”): City National Rochdale Government Money Market Fund (“Government Money Market Fund”); City National Rochdale Municipal High Income Fund (“Municipal High Income Fund”) and City National Rochdale Fixed Income Opportunities Fund (“Fixed Income Opportunities Fund”) (collectively, the “Fixed Income Funds”); and City National Rochdale U.S. Core Equity Fund (“U.S. Core Equity Fund”). The Trust is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services - Investment Companies”.

The investment objective of the Government Money Market Fund is to preserve your principal and maintain a high degree of liquidity while providing current income. The investment objective of the Municipal High Income Fund is to provide a high level of current income that is not subject to federal income tax. The investment objective of the Fixed Income Opportunities Fund is to provide a high level of current income. The investment objective of the U.S. Core Equity Fund is to provide long-term capital appreciation.

The Trust is registered to offer: Class N shares of the Funds; Servicing Class shares of the Funds except for Fixed Income Opportunities Fund; Institutional Class shares of U.S. Core Equity Fund; Class S shares of the Government Money Market Fund.

The assets of each Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held. Each Fund is diversified.

On October 1, 2022, City National Rochdale Income Opportunities (Ireland) Limited, a wholly owned subsidiary of the Fixed Income Opportunities Fund, transferred its holdings to CNR FIOF Investments (Ireland) Limited, a company organized under the laws of Ireland (the “Irish Company”), and began the process of dissolving. The Irish Company is a “qualifying company” as defined in Section 110 of the Irish Taxes Consolidation Act 1997, as amended. As a result of this restructuring, the Irish Company issued a profit participation note to the Fixed Income Opportunities Fund, through which the Fund benefits from the profits of the transferred holdings. The Fixed Income Opportunities Fund does not hold an equity interest or voting rights in the Irish Company, nor does it have the ability to appoint directors. Consequently, the Fixed Income Opportunities Fund does not consolidate the operations of the Irish Company into the Fund’s financial statements, including in the Annual Financials and Other Information for the year ended September 30, 2025. In June 2025, the Irish Company’s Board of Directors appointed Fortis Advisory as liquidator, and on July 17, 2025, the Irish Company officially entered liquidation.

2.	SIGNIFICANT ACCOUNTING POLICIES:

The following is a summary of significant accounting policies followed by the Funds.

Use of Estimates – The Funds are investment companies that conform with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation – Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ) are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price is used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of 60 days or less may be valued at their amortized cost, if the Fair Value Committee (the “Committee”) of City National Rochdale, LLC (“City National Rochdale” or the “Adviser”) concludes that such amortized cost approximates market value after taking into account factors such as credit, liquidity and interest rate conditions as well as issuer specific factors. Investments in underlying registered investment companies are valued at their respective daily net asset value. The prices for foreign securities are reported in local currency and converted to U.S. Dollars using currency exchange rates. Prices for most securities held by the Funds are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Funds seek to obtain a bid price from one or more independent

CITY NATIONAL ROCHDALE FUNDS | PAGE 84

brokers. Investments held in Limited Partnerships and Non-Listed Business Development Companies are valued using the net asset value as a practical expedient.

Securities for which market prices are not “readily available” are valued in accordance with fair value procedures (the “Fair Value Procedures”) approved by the Trust’s Board of Trustees (the “Board”). The Funds’ Fair Value Procedures are implemented through the Committee designated by the Adviser. Some of the more common reasons that may necessitate that a security be valued using the Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when, under normal conditions, it would be open; for international securities, market events that occur after the close of the foreign markets that make closing prices not representative of fair value; or the security’s primary pricing source is not able or willing to provide a price. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

In accordance with GAAP, the objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability, in an orderly transaction between market participants at the measurement date (an exit price). The fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

●	Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

●	Level 2 — Quoted prices in inactive markets, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

●	Level 3 — Prices, inputs or proprietary modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3, the fair value measurement of which considers several inputs, may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

For the year ended September 30, 2025, there have been no changes to the Funds’ fair value methodologies. For more details on the investment classifications, refer to the Schedules of Investments.

Security Transactions and Related Income – Security transactions are accounted for on the trade date of the security purchase or sale. Costs used in determining the net realized capital gains or losses on the sale of securities are those of the specific securities sold. Interest income is recognized on an accrual basis and dividend income is recognized on the ex-dividend date. Purchase discounts and premiums on securities held by the Funds are accreted and amortized to maturity using the scientific method, which approximates the effective interest method over the holding period of a security, except for the Government Money Market Fund, which uses a straight line basis which is not materially different from the scientific method.

Repurchase Agreements – Securities pledged as collateral for repurchase agreements are held by BNY Mellon until maturity of the repurchase agreements. Provisions of the agreements and procedures adopted by the investment adviser require that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default by the counterparty. The Funds also invest in tri-party repurchase agreements. Securities held as collateral for tri-party repurchase agreements are maintained by the broker’s custodian bank in a segregated account until maturity of the repurchase agreements. Provisions of the agreements require that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default. If the counterparty defaults and the value of the collateral declines or if the counterparty enters into an insolvency proceeding, realization of the collateral by a Fund may be delayed or limited.

TBA Transactions – The Funds may engage in “to be announced” (“TBA”) security transactions. Such transactions involve a commitment by a Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. The Funds record TBA securities on the trade date and maintain security positions such that sufficient liquid assets will be available to make payments for the securities purchased.

Expense Allocation – Common expenses incurred by the Funds are allocated among the Funds (i) based upon relative average daily net assets, (ii) as incurred on a specific identification basis, (iii) equally, or (iv) based upon a combination of the above, depending on the nature of the expenditure.

CITY NATIONAL ROCHDALE FUNDS | PAGE 85

notes to financial statements
September 30, 2025

Classes – Class-specific expenses are borne by that class. Income, non class-specific expenses, and realized and unrealized gains/losses are allocated to the respective class on the basis of relative net asset value each day.

Dividends and Distributions to Shareholders – Dividends from net investment income are declared daily and paid to shareholders monthly for the Government Money Market Fund and Municipal High Income Fund. Dividends from net investment income are declared and paid quarterly for the Fixed Income Opportunities Fund and the U.S. Core Equity Fund. Distributions from net realized capital gains are distributed to shareholders at least annually. Dividends and distributions are recorded on the ex-dividend date.

Foreign Currency – Values of investments denominated in foreign currencies are converted into U.S. Dollars using the spot market rate of exchange at the time of valuation. Purchases and sales of investments and dividend and interest income are translated into U.S. Dollars using the spot market rate of exchange prevailing on the respective dates of such transactions. The Funds do not isolate the portion of gains and losses on investments that is due to changes in the foreign exchange rates from that which is due to changes in market prices of investments. Foreign securities and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin.

Forward Foreign Currency Contracts – A forward foreign currency contract is an agreement between two parties to buy or sell a currency at a set price on a future date. Forward contracts are marked to market daily and the change in market value is recorded as an unrealized gain/(loss) on forward foreign currency contracts in the Statements of Assets and Liabilities. When a contract is closed, a Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, which is included within the realized gain/(loss) on foreign currency transactions in the Statements of Operations. A Fund could be at risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably.

To reduce counterparty risk with respect to over-the-counter (“OTC”) transactions, the Fixed Income Opportunities Fund has entered into master netting arrangements, established within the Fixed Income Opportunities Fund’s International Swaps and Derivatives Association, Inc. (“ISDA”) master agreements, which allow the Fixed Income Opportunities Fund to make (or to have an entitlement to receive) a single net payment in the event of default (close-out netting) for outstanding payables and receivables with respect to certain OTC positions in forward foreign currency contracts for each individual counterparty. In addition, the Fixed Income Opportunities Fund may require that certain counterparties post cash and/or securities in collateral accounts to cover their net payment obligations for those derivative contracts subject to ISDA master agreements. If the counterparty fails to perform under these agreements, the cash and/or securities will be made available to the Fixed Income Opportunities Fund.

For financial reporting purposes, the Fixed Income Opportunities Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statements of Assets and Liabilities.

Bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on, or prohibitions against, the right of offset in bankruptcy, insolvency or other events.

Collateral terms are contract specific for OTC derivatives. For derivatives traded under an ISDA master agreement, the collateral requirements are typically calculated by netting the marked to market amount of each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fixed Income Opportunities Fund, or the counterparty.

For financial reporting purposes, cash collateral that has been pledged to cover obligations of the Fixed Income Opportunities Fund, if any, is reported separately on the Statements of Assets and Liabilities as cash pledged as collateral. Non-cash collateral pledged by the Fixed Income Opportunities Fund, if any, is noted in the Schedules of Investments. Generally, the amount of collateral due from or to a party must exceed a minimum transfer amount threshold before a transfer has to be made. To the extent the amounts due to the Fixed Income Opportunities Fund from the Fund’s counterparties are not fully collateralized, contractually or otherwise, the Fixed Income Opportunities Fund bears the risk of loss from counterparty nonperformance.

Futures Contracts – To the extent consistent with their investment objective and strategies, certain Funds may use futures contracts for tactical hedging purposes as well as to enhance the Funds’ returns. Initial margin deposits of cash or securities are made upon entering into futures contracts. The contracts are marked to market daily and the resulting changes in value are accounted for as unrealized gains or losses. Variation margin payments are paid or received, depending upon whether unrealized gains or losses are incurred. When a contract is closed, a Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the amount invested in the contract.

Risks of entering into futures contracts include the possibility that there will be an imperfect price correlation between the futures contract and the underlying securities. It is possible that a lack of liquidity for futures contracts could exist in the secondary

CITY NATIONAL ROCHDALE FUNDS | PAGE 86

market, resulting in an inability to close a position prior to its maturity date. Futures contracts also involve the risk that a Fund could lose more than the original margin deposit required to initiate a futures transaction.

Finally, the risk exists that losses could exceed amounts disclosed on the Statements of Assets and Liabilities. Refer to each Fund’s Schedule of Investments for details regarding open futures contracts as of September 30, 2025, if applicable.

Restricted Securities – Restricted securities include securities that have not been registered under the Securities Act of 1933, as amended, and securities that are subject to restrictions on resale.

A Fund may invest in restricted securities that are consistent with the Fund’s investment objective and investment strategies. While restricted securities are generally presumed to be illiquid, it may be determined that a particular restricted security is liquid. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer’s expense either upon demand by a Fund or in connection with another registered offering of the securities. It is possible that the estimated value may differ significantly from the amount that might ultimately be realized in the near term, and the difference could be material.

Investments in Affiliated Securities – The Fixed Income Funds and U.S. Core Equity Fund may invest excess cash in the Government Money Market Fund, the Municipal High Income Fund and/or the Fixed Income Opportunities Fund. For the year ended September 30, 2025, no such investments were made.

Commitments and Contingencies – As of September 30, 2025, the Fixed Income Opportunities Fund has contractual unfunded commitments to provide additional funding of $57.6 million to certain investments. The aforementioned commitments to investments are subject to certain terms and conditions prior to closing of the relevant transactions. There can be no assurance that such transactions will close as expected.

3.	DERIVATIVE TRANSACTIONS:

The following tables include only Funds that had exposure to more than one type of risk from derivatives held throughout the year. For Funds that held derivatives throughout the year with exposure to only one type of risk, additional information can be found on the Schedule of Investments and the Statements of Operations.

The fair value of derivative instruments as of September 30, 2025, was as follows:

	Asset Derivatives		Liability Derivatives
	Statement of Assets and Liabilities Location	Fair Value (000)	Statement of Assets and Liabilities Location	Fair Value (000)
Derivatives not accounted for as hedging instruments:
Fixed Income Opportunities Fund
Interest rate contracts	Unrealized appreciation on futures contracts	$—	Unrealized depreciation on futures contracts	$9
Foreign exchange contracts	Unrealized gain on forward foreign currency contracts	445	Unrealized loss on forward foreign currency contracts	62
Total derivatives not accounted for as hedging instruments		$445		$71

Amount of realized gain or (loss) on derivatives recognized in income:

Derivatives not accounted for as hedging instruments	Forward Currency Contracts (000)	Futures (000)	Total (000)
Fixed Income Opportunities Fund
Interest rate contracts	$—	$(786)	$(786)
Foreign exchange contracts	(12,241)	—	(12,241)
Total	$(12,241)	$(786)	$(13,027)

Change in unrealized appreciation or (depreciation) on derivatives recognized in income:

Derivatives not accounted for as hedging instruments	Forward Currency Contracts (000)	Futures (000)	Total (000)
Fixed Income Opportunities Fund
Interest rate contracts	$—	$(77)	$(77)
Foreign exchange contracts	(62)	—	(62)
Total	$(62)	$(77)	$(139)

The following table discloses the volume of the Fixed Income Opportunities Fund’s forward foreign currency contracts and futures contracts activity during the year ended September 30, 2025:

Fixed Income Opportunities Fund	(000)
Forwards:
Average Notional Balance Long	$20,676
Average Notional Balance Short	234,829

Fixed Income Opportunities Fund	(000)
Futures:
Average Notional Balance Long	$5,849
Average Notional Balance Short	3,859

CITY NATIONAL ROCHDALE FUNDS | PAGE 87

notes to financial statements
September 30, 2025

The following tables present, by derivative type, the Fixed Income Opportunities Fund’s OTC derivative assets and liabilities net of the related collateral posted for the benefit of the Fixed Income Opportunities Fund at September 30, 2025:

Derivative Type	Derivative Assets Subject to a Netting Agreement or Similar Arrangement (000)	Derivative Available for Offset (000)	Collateral Received (000)	Net Amount (000)
Fixed Income Opportunities Fund
Forward Foreign Currency Contracts
U.S. Bank	$445	$(62)	$—	$383
Total	$445	$(62)	$—	$383

Derivative Type	Derivative Liabilities Subject to a Netting Agreement or Similar Arrangement (000)	Derivative Available for Offset (000)	Collateral Received (000)	Net Amount (000)
Fixed Income Opportunities Fund
Forward Foreign Currency Contracts
U.S. Bank	$(62)	$62	$—	$—
Total	$(62)	$62	$—	$—

4.	ADMINISTRATION, TRANSFER AGENT, DISTRIBUTION AND SHAREHOLDER SERVICES AGREEMENTS:

Pursuant to an Amended and Restated Administration Agreement dated January 1, 2013, as amended (the “Agreement”), SEI Investments Global Funds Services (the “Administrator”), a wholly owned subsidiary of SEI Investments Company, acts as the Trust’s administrator. Under the terms of the Agreement, the Administrator is entitled to receive an annual fee based on the average daily net assets of the Trust, subject to a minimum annual fee.

The Trust has adopted a Rule 12b-1 Distribution Plan (“the Plan”) with respect to Class N and Class S Shares that allows each Fund to pay distribution fees. Pursuant to the Plan, SEI Investments Distribution Co. (the “Distributor”) may receive a distribution fee, computed daily and paid monthly, at the annual rate of 0.50% of the average daily net assets of the Class S Shares and 0.30% of the average daily net assets of the Class N Shares of the Government Money Market Fund and 0.25% of the Class N Shares of the Fixed Income Funds and U.S. Core Equity Fund, which may be used by the Distributor to provide compensation for sales support and distribution-related activities. Pursuant to a Distribution Coordination Agreement, the entirety of the fees received by the Distributor pursuant to the Plan is transmitted to CNR Securities, LLC (“CNR Securities”) as Sub-Distribution Coordinator. CNR Securities then reallows those fees to broker-dealers and service providers, including the Adviser and other affiliates, for payments for distribution services of the type identified in the Plan, and retains any undistributed balance of fees received from the Distributor.

The Government Money Market Fund has contractually agreed to limit the distribution fee payable by Class S shares of the Fund to 0.45% through January 31, 2026. Any time prior to January 31, 2026, the arrangement may be terminated without penalty by the Board.

U.S. Bank Global Fund Services (the “Transfer Agent”) serves as transfer agent for the Trust and provides services at an annual rate of $20,000 per share class for all Funds plus other transaction based fees and out-of-pocket expenses.

The Trust has entered into a Shareholder Services Agreement that permits payment of compensation to City National Bank (“CNB”), its affiliates (including City National Rochdale) and others, which provide certain specified shareholder services to shareholders of all classes of each Fund, except for the Institutional Class shares. As compensation for the provision of such services, each Fund will pay CNB a fee of 0.25% of the average daily net assets of the applicable classes on an annual basis, payable monthly. For the year ended September 30, 2025, CNB and City National Rochdale received $26,726,838 in shareholder servicing fees from the Trust.

Certain officers of the Trust are also officers or employees of City National Rochdale, CNB or the Administrator. Such officers are paid no fees by the Trust for serving as officers of the Trust.

5.	INVESTMENT ADVISORY FEES AND OTHER AGREEMENTS:

Under the terms of the current investment management agreement, City National Rochdale receives an annual fee equal to a percentage of the average daily net assets of each Fund, as follows:

Fund	Fee
Government Money Market Fund	0.26%
Municipal High Income Fund	0.50
Fixed Income Opportunities Fund	0.50
U.S. Core Equity Fund	0.40

City National Rochdale has contractually agreed to waive the management fee for the Government Money Market Fund such that the fee charged is 0.15% through January 31, 2026. Anytime prior to January 31, 2026, the arrangement may be terminated without penalty (a) by the Board, or (b) by the Adviser effective no earlier than January 31, 2026, upon at least

CITY NATIONAL ROCHDALE FUNDS | PAGE 88

60 days’ prior written notice. Management fees waived by the Adviser pursuant to this arrangement will not be eligible for reimbursement by the Fund to the Adviser. The Adviser has agreed to voluntarily waive additional management fees for the Fund such that the fee charged is 0.04%. This additional voluntary waiver may be terminated at any time.

As of September 30, 2025, Alcentra LTD, Alcentra NY, LLC, AllFinancial Partners II LLC, Federated Investment Management Company, Seix Investment Advisors LLC, and T. Rowe Price Associates, Inc. act as the investment sub-advisers with respect to the Fixed Income Opportunities Fund.

Sub-adviser fees are paid by City National Rochdale.

City National Rochdale has voluntarily agreed to limit its fees or reimburse expenses to the extent necessary to keep operating expenses at or below certain percentages of certain of the Funds’ respective average daily net assets (excluding taxes, interest, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses). The voluntary expense limitations (expressed as percentages of the average daily net assets) are as follows:

Fixed Income Opportunities Fund
Institutional Class	n/a
Class N	1.09%
Servicing Class	n/a

6.	INVESTMENT TRANSACTIONS:

The cost of security purchases and proceeds from the sale and maturities of securities, other than temporary investments in short-term securities for the year ended September 30, 2025, were as follows for the Fixed Income Funds and U.S. Core Equity Fund:

	Purchases		Sales and Maturities
Fund	U.S. Gov’t (000)	Other (000)	U.S. Gov’t (000)	Other (000)
Municipal High Income Fund	$—	$173,790	$—	$219,100
Fixed Income Opportunities Fund	—	515,635	—	706,246
U.S. Core Equity Fund	—	19,501	—	98,007

The Funds may purchase or sell investment securities in transactions with affiliated entities under procedures adopted by the Board, pursuant to the 1940 Act. These transactions are affected at market rates without incurring broker commissions.

7.	FEDERAL TAX INFORMATION:

Each Fund intends to continue to qualify as a regulated investment company for U.S. Federal income tax purposes and distribute all of its taxable income and net capital gains. Accordingly, no provisions for U.S. Federal income taxes are required.

Management has analyzed the Funds’ tax positions taken on U.S. Federal income tax returns for all open tax years and has concluded that as of September 30, 2025, no provision for income tax would be required in the Funds’ financial statements. The Funds’ U.S. Federal and state income and U.S. Federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

The Funds may be subject to taxes imposed by countries in which they invest, with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned. The Funds accrue such taxes when the related income is earned.

The timing and characterization of certain income and capital gains distributions are determined annually in accordance with U.S. Federal tax regulations, which may differ from GAAP. As a result, net investment income/(loss) and net realized gain/(loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to distributable earnings or paid-in capital, as appropriate, in the period that the differences arise.

The permanent difference that is credited or charged to Paid-in Capital and Distributable Earnings as of September 30, 2025 is primarily related to investments in partnerships that have been reclassified to (from) the following accounts:

	Distributable Earnings (Loss) (000)	Paid-in Capital (000)
Fixed Income Opportunities Fund	$(5)	$5

The tax character of dividends and distributions declared during the years ended September 30, 2025, and September 30, 2024, were as follows:

Fund	Tax-Exempt Income (000)	Ordinary Income (000)	Long-Term Capital Gain (000)	Return of Capital (000)	Total (000)
Government Money Market Fund
2025	$—	$314,482	$—	$—	$314,482
2024	—	369,854	—	—	369,854
Municipal High Income Fund
2025	$31,712	$1,095	$—	$—	$32,807
2024	38,753	1,461	—	—	40,214

CITY NATIONAL ROCHDALE FUNDS | PAGE 89

notes to financial statements
September 30, 2025

Fund	Tax-Exempt Income (000)	Ordinary Income (000)	Long-Term Capital Gain (000)	Return of Capital (000)	Total (000)
Fixed Income Opportunities Fund
2025	$—	$97,723	$—	$—	$97,723
2024	—	122,108	—	—	122,108
U.S. Core Equity Fund
2025	$—	$452	$62,891	$—	$63,343
2024	—	2,943	41,338	—	44,281

As of September 30, 2025, the components of Distributable Earnings/(Accumulated Losses) on a tax basis were as follows:

Fund	Undistributed Tax-Exempt Income (000)	Undistributed Ordinary Income (000)	Undistributed Long-Term Capital Gain (000)	Capital Loss Carryforwards (000)	Post-October Losses (000)	Unrealized Appreciation (Depreciation) (000)	Other Temporary Differences (000)*	Total Distributable Earnings (Accumulated Losses) (000)
Government Money Market Fund	$—	$25,875	$—	$—	$—	$—	$(25,838)	$37
Municipal High Income Fund	5,448	—	—	(255,150)	—	(40,170)	(2,520)	(292,392)
Fixed Income Opportunities Fund	—	7,538	—	(821,169)	—	(231,969)	—	(1,045,600)
U.S. Core Equity Fund	—	725	44,995	—	—	212,023	1	257,744

*	Other temporary differences primarily consist of dividend payable.

Post-October losses, if any, represent losses realized on investments and foreign currency transactions from November 1, 2024, through September 30, 2025, that, in accordance with U.S. Federal income tax regulations, the Funds have elected to defer and treat as having arisen in the following fiscal year. The Funds did not elect to defer any Post-October Losses in the current year.

The Funds have capital losses carried forward as follows:

Fund	Short-Term Loss (000)	Long-Term Loss (000)	Total (000)
Municipal High Income Fund	$110,054	$145,096	$255,150
Fixed Income Opportunities Fund	157,773	663,396	821,169

The aggregate gross unrealized appreciation on investments, the aggregate gross unrealized depreciation on investments and the net unrealized appreciation/(depreciation) for tax purposes as of September 30, 2025, for each of the Fixed Income Funds’ and U.S. Core Equity Fund’s investments were as follows:

Fund	Federal Tax Cost (000)	Aggregate Gross Unrealized Appreciation (000)	Aggregate Gross Unrealized Depreciation (000)	Net Unrealized Appreciation (Depreciation) (000)
Municipal High Income Fund	$795,114	$23,828	$(63,998)	$(40,170)
Fixed Income Opportunities Fund	1,943,450	52,491	(284,460)	(231,969)
U.S. Core Equity Fund	170,118	213,616	(1,593)	212,023

At September 30, 2025, the Government Money Market Fund’s cost of securities for U.S. Federal income tax purposes approximates the cost disclosed in the Schedule of Investments.

8.	CONCENTRATION OF RISK:

In the normal course of business, the Funds enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be established; however, based on experience, the risk of loss from such claims is considered remote.

The Municipal High Income Fund and Fixed Income Opportunities Fund may invest in lower-rated corporate bonds, known as high yield bonds. High yield bonds involve greater risks of default, downgrade, or price declines and are more volatile than investment grade securities. Issuers of high yield bonds may be more susceptible than other issuers to economic downturns and investors are subject to a greater risk that the issuer may not be able to pay interest or dividends, or repay the principal upon maturity. Discontinuation of these payments could have a substantial adverse effect on the market value of the security.

The Fixed Income Opportunities Fund may invest in asset-backed and mortgage-backed securities. As a general rule, prepayments of the principal of the loans underlying mortgage-backed or other pass-through securities increase during a period of falling interest rates and decrease during a period of rising interest rates. In periods of declining interest rates, as a result

CITY NATIONAL ROCHDALE FUNDS | PAGE 90

of prepayments a Fund may be required to reinvest its assets in securities with lower interest rates. In periods of increasing interest rates, the securities subject to prepayment risk held by a Fund may exhibit price characteristics of longer-term debt securities.

The Fixed Income Opportunities Fund may invest in bank loans. Bank loans are not traded on an exchange and purchasers and sellers of bank loans generally rely on market makers, typically the administrative agent under a bank loan, to effect private sales transactions. As a result, bank loans may have relatively less liquidity than other types of fixed income assets, and a Fund may be more likely to incur losses on the sale of bank loans than on other, more liquid, investments.

A more complete description of risks is included in the Funds’ prospectus and statement of additional information.

9.	CAPITAL SHARES ISSUED AND REDEEMED:

Capital share activity for the year ended September 30, 2025, and the year ended September 30, 2024, was as follows (000):

	Government Money Market Fund		Municipal High Income Fund
	2025	2024	2025	2024
CAPITAL SHARES ISSUED AND REDEEMED:
Class N:
Shares issued	—	429,391	14,121	14,861
Shares issued in lieu of dividends and distributions	—	6,920	1,101	1,346
Shares redeemed	—	(1,100,521)	(19,465)	(29,862)
Net Class N transactions	—	(664,210)	(4,243)	(13,655)
Class S:
Shares issued	4,772,916	4,109,648	—	—
Shares issued in lieu of dividends and distributions	—	—	—	—
Shares redeemed	(4,488,885)	(4,348,034)	—	—
Net Class S transactions	284,031	(238,386)	—	—
Servicing Class:
Shares issued	16,280,142	15,193,996	9,296	6,272
Shares issued in lieu of dividends and distributions	230,147	266,028	162	294
Shares redeemed	(16,174,322)	(14,732,734)	(10,655)	(26,280)
Net Servicing Class transactions	335,967	727,290	(1,197)	(19,714)

	Fixed Income Opportunities Fund		U.S. Core Equity Fund
	2025	2024	2025	2024
CAPITAL SHARES ISSUED AND REDEEMED:
Institutional Class:
Shares issued	—	—	62	4
Shares issued in lieu of dividends and distributions	—	—	1	1
Shares redeemed	—	—	(3)	(1)
Net Institutional Class transactions	—	—	60	4
Class N:
Shares issued	16,357	17,034	1,535	1,588
Shares issued in lieu of dividends and distributions	3,518	4,414	1,270	890
Shares redeemed	(30,108)	(41,216)	(2,577)	(2,448)
Net Class N transactions	(10,233)	(19,768)	228	30
Servicing Class:
Shares issued	—	—	851	795
Shares issued in lieu of dividends and distributions	—	—	162	90
Shares redeemed	—	—	(1,895)	(1,449)
Net Servicing Class transactions	—	—	(882)	(564)

CITY NATIONAL ROCHDALE FUNDS | PAGE 91

notes to financial statements
September 30, 2025

10.	LINE OF CREDIT:

The Funds, except for the Government Money Market Fund, have an unsecured Loan Agreement (“LOC”) with U.S. Bank N.A. Under the terms of the LOC, borrowings for an individual Fund are limited to either the lesser of 10% of the Fund’s net assets or an explicit amount on the LOC. Interest is charged to a Fund based on its borrowings at prime rate minus 0.50%. The LOC matures, unless renewed by September 2, 2026. The LOC is with the Custodian. The Funds have authorized the Custodian to charge any of the accounts of the Funds for any missed payments. Interest expense amounts are shown as Interest Expense on Borrowings on the Statements of Operations.

Borrowing activity under the LOC for the year ended September 30, 2025, was as follows:

Fund	Maximum Amount of Line of Credit (000)	Interest Expense (000)*	Average Rate	Average Borrowings (000)	Maximum Amount Outstanding (000)
Municipal High Income Fund	$300,000	$12	7.00%	$3,286	$6,092
Fixed Income Opportunities Fund	300,000	1,323	7.11%	42,762	113,198
U.S. Core Equity Fund	300,000	1	7.00%	3,320	3,320

*	Interest Expense amounts are included in “Interest Expense on Borrowings” on the Statements of Operations.

For the year ended September 30, 2025, there was no LOC outstanding balance.

11. RECENT ACCOUNTING PRONOUNCEMENT:

In this reporting period, the Funds adopted the FASB Accounting Standards Update (“ASU”) 2023-07, Segment Reporting (Topic 280) - “Improvements to Reportable Segment Disclosures” (“ASU 2023-07”). Adoption of the new standard impacted financial statement disclosures only and did not affect the Funds’ financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. SEI Investments Management Corporation (SIMC) acts as the Funds’ CODM. The CODM has determined that the Funds represent a single operating segment, as the CODM monitors the operating results of the Funds as a whole and the Funds’ long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Funds’ portfolio managers as a team. The financial information in the form of the Funds’ schedules of investments, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus the Funds’ comparative benchmarks and to make resource allocation decisions for the Funds’ single segment, is consistent with that presented within the Funds’ financial statements. Segment assets are reflected on the accompanying Statements of Assets and Liabilities as “total assets” and significant segment expenses are listed on the accompanying Statements of Operations.

12. SUBSEQUENT EVENTS:

The Trust has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events. Based on this evaluation, no adjustments were required to the financial statements, and no issues were noted to disclose, except the following:

On November 18, 2025, the Board of Trustees approved a special distribution to shareholders of the net capital gains of the U.S. Core Equity Fund. The special distribution was made on November 21, 2025.

The Board of Trustees subsequently approved the liquidation of the U.S. Core Equity Fund. The Fund will be liquidated on or about December 22, 2025, at which time the net assets of the Fund will be distributed in a manner determined to be in the best interest of the shareholders and the Fund will be closed.

CITY NATIONAL ROCHDALE FUNDS | PAGE 92

report of independent registered public accounting firm

report of independent registered public accounting firm

To the Shareholders and Board of Trustees of
City National Rochdale Funds

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of City National Rochdale Government Money Market Fund, City National Rochdale Municipal High Income Fund, City National Rochdale Fixed Income Opportunities Fund, and City National Rochdale U.S. Core Equity Fund (the “Funds”), each a series of City National Rochdale Funds, as of September 30, 2025, the related statements of operations and cash flows (for City National Rochdale Fixed Income Opportunities Fund only) for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the three-year period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of September 30, 2025, the results of their operations and cash flows (for City National Rochdale Fixed Income Opportunities Fund only) for the year then ended, the changes in net assets for each of the years in the two-year period then ended and financial highlights for each of the years in the three-year period then ended, in conformity with accounting principles generally accepted in the United States of America.

The Funds’ financial highlights for the years ended September 30, 2022, and prior, were audited by another auditor whose report, dated November 29, 2022, expressed an unqualified opinion on those financial highlights.

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2025, by correspondence with the custodians, brokers, agent banks, other appropriate parties and by other appropriate auditing procedures where replies were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the Funds’ auditor since 2023.

COHEN & COMPANY, LTD.
Philadelphia, Pennsylvania
November 26, 2025

CITY NATIONAL ROCHDALE FUNDS | PAGE 93

notice to shareholders (Unaudited)
September 30, 2025

For shareholders that do not have a September 30, 2025, taxable year end, this notice is for info`rmational purposes only. For shareholders with a September 30, 2025, taxable year end, please consult your tax advisor as to the pertinence of this notice.

For California income tax purposes, for the fiscal year ended September 30, 2025, the Municipal High Income Fund is designating 6.87% of its distributions paid from net investment income as exempt-interest dividends under Section 17145 of the California Revenue and Taxation Code.

For Federal income tax purposes, for the fiscal year ended September 30, 2025, each Fund is designating the following items with regard to distributions paid during the year:

	(A) Long Term Capital Gain Distributions	(B) Return of Capital	(C) Ordinary Income Distributions	(D) Tax Exempt Interest	(E) Total Distributions	(F) Dividends Qualifying for Corporate Dividends Rec. Deduction (1)	(G) Qualifying Dividend Income (2)	(H) U.S. Government Interest (3)	(I) Interest Related Dividends (4)	(J) Qualified Short-Term Capital Gain Dividends (5)	(K) Foreign Tax Credit
Government Money Market Fund	0.00%	0.00%	100.00%	0.00%	100.00%	0.00%	0.00%	78.12%	97.85%	100.00%	0.00%
Municipal High Income Fund(3)	0.00%	0.00%	3.09%	96.91%	100.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Fixed Income Opportunities Fund(3)	0.00%	0.00%	100.00%	0.00%	100.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
U.S. Core Equity Fund(3)	99.29%	0.00%	0.71%	0.00%	100.00%	100.00%	100.00%	0.00%	0.00%	100.00%	0.00%
Equity Income Fund(3)(6)	96.03%	0.65%	3.32%	0.00%	100.00%	100.00%	100.00%	0.00%	0.00%	0.00%	0.00%

(1)	“Dividends Received Deduction” represent dividends which qualify for the corporate dividends received deduction.

(2)	“Qualifying Dividend Income” represent qualifying dividends as created by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The Fund intends to designate the maximum amount permitted by law.

(3)	“U.S. Government Interest” represent the amount of interest that was derived from direct U.S. Government obligations and distributed during the fiscal year. This amount is reflected as a percentage of ordinary income. Generally, interest from direct U.S. Government obligations is exempt from state income tax. However, for shareholders who are residents of California, Connecticut or New York, the statutory threshold requirements were not satisfied to permit exemption of these amounts from state income.

(4)	“Interest Related Dividends” represent qualifying interest that is exempt from U.S. withholding tax when paid to foreign investors as created by the American Jobs

Creation Act of 2004.

(5)

“Short-Term Capital Gain Dividends” represent qualifying short-term capital gain that is exempt from U.S. withholding tax when paid to foreign investors as created by the American Jobs Creation Act of 2004.

(6)	Fund was liquidated on April 14, 2025.

Items (A), (B), (C), (D), (E) and (K) are based on the percentage of each fund’s total distribution.

Items (F) and (G) are based on the percentage of “Ordinary Income Distributions.”

Item (H) is based on the percentage of gross income of each Fund.

Item (I) is based on the percentage of net investment income distributions.

Item (J) is based on the percentage of short-term capital gain distributions.

CITY NATIONAL ROCHDALE FUNDS | PAGE 94

other information - (form n-csr items 8-11) (Unaudited)

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The remuneration paid by the company during the period covered by the report to the Trustees on the company’s Board of Trustees is disclosed within the Statement(s) of Operations of the financial statements (Item 7).

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

The Board of Trustees (the “Board”) of City National Rochdale Funds (the “Trust”) is comprised of six Trustees, all of whom are “Independent Trustees” (i.e., not “interested persons” of the Trust as defined in the Investment Company Act of 1940, as amended). At in-person meetings held on April 2, 2025, and May 15, 2025, the Board considered and approved the renewal of the following advisory and sub-advisory agreements:

●

The advisory agreement between City National Rochdale, LLC (the “Adviser”) and the Trust, on behalf of the City National Rochdale Government Money Market Fund (the “Money Market Fund”), City National Rochdale Municipal High Income Fund (the “Municipal High Income Fund”), City National Rochdale Fixed Income Opportunities Fund (the “Fixed Income Opportunities Fund”), and City National Rochdale U.S. Core Equity Fund (the “U.S. Core Equity Fund”) (each, a “Fund” and collectively, the “Funds”);

●	The advisory agreement between the Adviser and CNR FIOF Investments (Ireland) Limited (the “Irish Company”), a company organized under the laws of Ireland;

●	The sub-advisory agreement between the Adviser and Alcentra Limited, with respect to the Fixed Income Opportunities Fund;

●	The sub-advisory agreement among the Adviser, Alcentra Limited and Alcentra NY, LLC (“Alcentra NY” and together with Alcentra Limited, “Alcentra”), with respect to the Fixed Income Opportunities Fund;

●	The sub-advisory agreement between the Adviser and Federated Investment Management Company (“Federated”), with respect to the Fixed Income Opportunities Fund;

●	The sub-advisory agreement between the Adviser and Seix Investment Advisors LLC (“Seix”), with respect to the Fixed Income Opportunities Fund; and

●	The sub-advisory agreement between the Adviser and T. Rowe Price Associates, Inc. (“T. Rowe Price”), with respect to the Fixed Income Opportunities Fund.

The advisory and sub-advisory agreements listed above are collectively referred to below as the “Agreements.” Alcentra Limited, Alcentra NY, Federated, Seix, and T. Rowe Price are collectively referred to below as the “Sub-Advisers.”

General Information

The following information summarizes the Board’s considerations associated with its review of the Agreements. In connection with their deliberations, the Trustees considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The Agreements were considered separately for each Fund and the Irish Company, although the Board took into account the common interests of the Funds and the Irish Company in its review. As described below, the Board considered the nature, quality and extent of the various services performed by the Adviser and each Sub-Adviser. In considering these matters, the Independent Trustees discussed the renewal of the Agreements with management and in private sessions with their independent counsel at which no representatives of the Adviser or the Sub-Advisers were present.

The Board reviewed extensive materials regarding investment results of the Adviser and each Sub-Adviser with respect to the Funds (or portions of the Fixed Income Opportunities Fund) they manage and the Irish Company, as applicable, advisory fee and expense comparisons, financial information with respect to the Adviser and each Sub-Adviser, descriptions of various functions such as

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other information - (form n-csr items 8-11) (Unaudited)

compliance monitoring and portfolio trading practices, and information about the personnel providing various services to the Funds and the Irish Company. The Board also took into account information they received at past meetings of the Board and its committees with respect to these matters.

In deciding to renew the Agreements, the Board and the Independent Trustees did not identify a single factor as controlling and this summary does not describe all of the matters considered. In addition, each Board member did not necessarily attribute the same weight to each matter. However, the Board and the Independent Trustees concluded that each of the various factors referred to below favored such renewal.

CITY NATIONAL ROCHDALE, LLC

Nature, Extent and Quality of Services

In reviewing the services provided by the Adviser to the Funds and the Irish Company, the Board considered a variety of matters, including the overall quality and depth of the Adviser’s organization, its overall financial strength and stability, its commitment to compliance with applicable laws and regulations and the systems in place to ensure compliance with those requirements, its portfolio trading and soft dollar practices, and its disaster recovery and contingency planning practices. The Board also considered the experience, capability and integrity of the Adviser’s senior management, the background, education and experience of the Adviser’s personnel, and its efforts to retain, attract and motivate capable personnel to serve the Funds and the Irish Company. With respect to the Fixed Income Opportunities Fund, the Board considered the process the Adviser utilizes to select the Sub-Advisers and proactively oversee the Sub-Advisers with respect to various investment, valuation and compliance matters. The Board found all of these matters to be satisfactory.

Investment Performance

The Board assessed the performance of each Fund compared with the returns of its respective benchmark index or indexes and the averages of the funds included in its respective fund universe selected by Lipper, Inc. (each, a “Lipper Universe”), for the one-, three-, five-, ten- and 15-year and since inception periods ended December 31, 2024, as applicable. In addition, the Board reviewed the performance of each Fund compared to the average returns of certain funds (each, a “Peer Group” and collectively, the “Peer Groups”) in the Fund’s Lipper Universe selected by the Funds’ administrator based on the Fund’s total net assets, for the one-, three-, five-, ten- and 15-year periods ended December 31, 2024, as applicable. With respect to the performance results of the Funds, the Trustees noted that the meeting materials indicated as follows:

●

The Money Market Fund (Servicing Class) outperformed the average returns of the funds in the Lipper U.S. Government Money Market Classification Universe for the one-, three-, five-, ten- and 15-year and since inception periods.

●

The Municipal High Income Fund (Servicing Class) outperformed the average return of the funds in the Lipper High Yield Municipal Classification Universe and the return of a blended index consisting of Bloomberg 60% Tax-Exempt High Yield/40% Municipal Investment Grade Custom Capped Custom Weighted Unhedged USD Index (the “60/40 Blended Index”) for the one-year period, but underperformed the average returns of the funds in the Lipper High Yield Municipal Classification Universe (by 1.03% or less), and the 60/40 Blended Index returns (by 1.88% or less) for the three-, five-, and ten-year and since inception periods. The Trustees considered the Adviser’s explanation that the outperformance for the one-year period as compared to the 60/40 Blended Index was largely due to the outperformance of lower quality bonds, to which the Fund has a large allocation relative to the benchmark. The Trustees also considered the Adviser’s expectation that this trend would continue moderately in 2025, as investors continued to search for more yield and became more comfortable with the current level of inflation. The Trustees further considered the Adviser’s assertion that the net redemptions from the Fund in 2024 caused the Fund to sell bonds at suboptimal times and prices, which negatively impacted performance during the period, and that maintaining duration at the level of the 60/40 Blended Index was appropriate given the likelihood of continued interest rate volatility.

●

The Fixed Income Opportunities Fund (Class N) outperformed the Bloomberg Global Credit-Corp Total Return Hedged Index returns for the one-, three-, five-, and ten-year and since inception periods. The Fund underperformed the Blended Index (a hybrid index composed of 40% Bloomberg Multiverse Total Return Index Value Hedged USD, 35% S&P Global Leveraged Loan Index, and 25% Bloomberg Emerging Markets High Yield Index) returns (by 1.14% or less) for the one-, three-, five-, and ten-year and since inception periods. The Fund underperformed the average returns of the funds in the Lipper Global High Yield Funds Classification Universe (by 1.71% or less) for the one-, three-, five-, and ten-year and since inception periods. The Trustees

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considered the Fund’s 6.74% return for the year ended December 31, 2024, and its underperformance relative to the Blended Index for the same period. The Trustees also considered the Adviser’s assertion that the Fund’s relative underperformance for the one-year period compared to the Blended Index was largely due to legacy positions that were sold (within the Adviser-managed sleeve), which accounted for approximately -1.5% return in the Fund for the year.

●

The U.S. Core Equity Fund (Institutional Class) outperformed the average returns of the funds in the Lipper Large Cap Core Funds Classification Universe for the ten-year and since inception periods, but underperformed the Lipper Universe average returns (by 1.79% or less) for the one-, three- and five-year periods. The Fund underperformed the S&P 500 Index returns (by 4.61% or less) for the one-, three-, five-, and ten-year and since inception periods. The Trustees observed the Fund’s one-year return of 20.41%, and considered the Adviser’s assertion that the Fund’s positive return for the period was helped by the Fund’s overweight position in cyclical industry groups, including financial services, consumer staples distribution and retail, and commercial and professional services, and by stock selection in semiconductors, defensive pharmaceuticals, biotechnology and life sciences. The Trustees also noted the Adviser’s explanation that the majority of the Fund’s recent underperformance was in the information technology sector, and that the Fund was positioned defensively at the beginning of 2024 and as a result did not participate in some of the equity market rally that took place in 2024.

The Board concluded that the Adviser continued to provide high quality management and oversight services to the Funds and the Irish Company. The Board noted that the investment results of the Funds over the long term were generally competitive; that the Adviser had given reasonable explanations for the performance of those Funds that had underperformed relative to their benchmarks and Peer Groups, and had explained the impact of market conditions on the performance of the Funds; that the Adviser’s compliance team had made enhancements to the Funds’ and Adviser’s compliance programs during the past year; that the Adviser had historically replaced portfolio managers and/or sub-advisers for Funds or strategies that experienced performance challenges; and that consideration of returns of market indexes needed to take into account that indexes do not reflect the expenses of operating mutual funds.

Advisory Fees and Fund Expenses

The Board then reviewed information regarding the advisory fees (both before and after waivers) charged by the Adviser to each Fund, and the total expenses (net of fee waivers) for the last fiscal year of a share class of each Fund (as percentages of their respective average annual net assets), as compared to those of the funds included in its respective Lipper Universe and Peer Group.

The Board observed that the meeting materials indicated as follows with respect to the Funds’ investment advisory fees (gross of fee waivers) as of December 31, 2024:

●	The gross advisory fees paid by the Fixed Income Opportunities Fund and U.S. Core Equity Fund were below their respective Peer Group and Lipper Universe averages.

●	The gross advisory fees paid by the Money Market Fund and Municipal High Income Fund were below their respective Lipper Universe averages, but above their respective Peer Group averages.

The Board noted that with the exception of the strategy listed below, the Adviser does not manage investment portfolios for other registered investment companies, pension funds or institutional accounts that have similar investment objectives and policies as the Funds, so it did not have a basis to compare certain Funds’ advisory fees with advisory fees charged by the Adviser to other comparable client accounts. The Board also noted that the Adviser manages discretionary client account assets in the Core Equity strategy, in accordance with investment policies similar to those of the U.S. Core Equity Fund. The Trustees reviewed the Adviser’s fee schedules and concluded that the advisory fee charged to the U.S. Core Equity Fund was generally in the range of, and in some instances lower than, the fees that the Adviser charged to manage client accounts using a similar strategy as that used by the Fund. The Trustees considered the Adviser’s explanation that the fees published in its fee schedules are applicable to each client’s entire account, regardless of the strategies used to manage the assets in the account, and that such fees are subject to negotiation. The Trustees also noted that management of mutual fund assets requires compliance with certain requirements under the 1940 Act that do not apply to separate accounts that the Adviser manages. The Trustees also considered that any net advisory fees retained by the Adviser with respect to the Funds, after the payment of any sub-advisory fees, are rebated to shareholders investing in the Funds through separate accounts managed by the Adviser.

The Board observed that the meeting materials indicated as follows with respect to the total expense ratios of each Fund (net of fee waivers):

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●	The total expense ratios of the Institutional Class of the U.S. Core Equity Fund and the Servicing Class of the Money Market Fund were below their respective Peer Group and Lipper Universe averages.

●	The total expense ratio of the Servicing Class of the Municipal High Income Fund was below its Lipper Universe average, but above its Peer Group average.

●

The total expense ratios of Class N of the Money Market Fund, Fixed Income Opportunities Fund, and U.S. Core Equity Fund, and the Servicing Class of the U.S. Core Equity Fund were below their respective Peer Group averages, but above their respective Lipper Universe averages.

●	The total expense ratio of Class N of the Municipal High Income Fund was above its Peer Group and Lipper Universe averages.

The Board concluded that the advisory fees charged by the Adviser were fair and reasonable in relation to the value of services provided, and the total expenses of each Fund continued to be reasonable in light of the services provided, noting the different expense structures and arrangements for shareholder services and distribution of the various classes of the Funds.

Profitability, Benefits to the Adviser and Economies of Scale

The Board next considered information prepared by the Adviser relating to its costs and profits with respect to the Funds for the year ended December 31, 2024. The Board also considered the benefits received by the Adviser and its affiliates as a result of the Adviser’s relationship with the Funds (other than the investment advisory fees paid to the Adviser), including fees paid to the Adviser, City National Bank (“CNB”), and City National Securities, Inc. for providing certain shareholder servicing and/or sub-distribution services to the Funds and/or their shareholders, as applicable; benefits to CNB’s brokerage and wealth management business as a result of the availability of the Funds to its customers; and any research received from broker-dealers that execute transactions on behalf of the Funds. The Trustees recognized the competitiveness of the registered fund industry and the importance of an investment adviser’s long-term profitability, including for maintaining management stability and accountability. The Board recognized the difficulty in evaluating an investment adviser’s profitability with respect to the funds it manages in the context of an adviser with multiple lines of business, and noted that other profitability methodologies might also be reasonable. The Board observed that the profits of the Adviser from its relationships with the Funds were reasonable.

The Board also considered potential economies of scale realized by the Adviser as the Funds grow and how any such economies are shared with the Funds, reviewing information prepared by the Adviser relating to the Trust’s assets, as well as the assets of each Fund. The Board considered the Adviser’s explanation that it shares any economies of scale achieved with Fund shareholders through means other than breakpoints, such as expense caps and fee waivers, and the investments that the Adviser had made in its business over the past year, including devoting resources to innovation and technology. Based on this explanation, the Board concluded that although there were no advisory fee breakpoints, the existing fee structure of each Fund reflected an appropriate sharing of any efficiencies or economies of scale to date, and noted that it would have the opportunity to periodically reexamine the appropriateness of the advisory fees payable to the Adviser in light of any economies of scale experienced in the future.

Conclusion

The Board and the Independent Trustees concluded that, based on the various factors they had reviewed, the compensation payable to the Adviser under the advisory agreements was fair and reasonable in light of the nature and quality of the services the Adviser provided to the Funds and the Irish Company, and that renewal of the advisory agreements would be in the best interests of each Fund and the Irish Company, and their respective shareholders.

SUB-ADVISERS

Nature, Extent and Quality of Services

In reviewing the services provided by each Sub-Adviser, the Board considered a variety of matters, including the overall quality and depth of each Sub-Adviser’s organization and its overall financial strength and stability. The Board also considered, among other things, the investment operations and staff of each Sub-Adviser, its commitment to compliance with applicable laws and regulations and the Trust’s compliance policies and procedures, its portfolio trading and soft dollar practices, and its disaster recovery and contingency

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planning practices. In addition, the Board considered the background, education and experience of each Sub-Adviser’s key portfolio management and operational personnel, and each Sub-Adviser’s efforts to retain, attract and motivate capable personnel to serve the Fixed Income Opportunities Fund. The Board found all of these matters to be satisfactory.

Investment Performance

The Board reviewed information provided in the meeting materials setting forth the performance of the portion of the Fixed Income Opportunities Fund sub-advised by each Sub-Adviser compared with applicable benchmarks for various periods ended December 31, 2024. The Board made the following additional observations in reviewing the performance of the following Sub-Advisers of the Fixed Income Opportunities Fund:

●

The annualized returns for the portion of the Fund managed by Federated were above the returns of the Bloomberg U.S. Corporate High Yield Index for the three- and five-year periods, but below the Index’s return (by 1.15%) for the one-year period.

●

The annualized returns for the leveraged loan portfolio of the Fund managed by Seix were above the returns of the S&P LSTA U.S. Leveraged Loan Index for the one-, three-, and five-year periods. The return for the high yield bond portfolio of the Fund managed by Seix was above the return for the Bloomberg U.S. Corporate High Yield Index for the three-year period, but below the Index’s return (by 0.54%) for the one-year period.

●

The annualized returns for the portion of the Fund managed by Alcentra (for European leveraged loans) were above the returns of the S&P LSTA European Leveraged Loan Index for the one-, three-, and five-year periods. The annualized returns for the portion of the Fund managed by Alcentra (for U.S./European structured credit) were above the returns of the Palmer Square CLO Debt Index for the one-, three-, and five-year periods.

●

The return for the portion of the Fund managed by T. Rowe Price (for the main portfolio) was above the return of the ICE BofA High Yield U.S. Emerging Markets Corporate Plus Index for the three-year period, but below the Index’s return (by 2.13%) for the one-year period. The return for the portion of the Fund managed by T. Rowe Price (for the liquid portfolio) was above the return of the ICE BofA High Yield U.S. Emerging Markets Corporate Plus Index for the three-year period, but below the Index’s return (by 14.36%) for the one-year period.

The Board noted that, while not all of the Sub-Advisers outperformed their respective benchmarks for the periods under evaluation, in each case the Adviser reviewed the Sub-Adviser’s performance relative to current market conditions and with an understanding of the Sub-Adviser’s style and philosophy. The Board considered the investment results of the Fixed Income Opportunities Fund to be generally competitive, and determined that each of Alcentra Limited, Alcentra NY, Federated, Seix, and T. Rowe Price continued to provide high quality sub-advisory services to the Fixed Income Opportunities Fund.

Sub-Advisory Fees and Benefits to Sub-Advisers

The Board reviewed information included in the meeting materials regarding the sub-advisory fees charged by each Sub-Adviser, and observed that the fees charged by each Sub-Adviser to the Fixed Income Opportunities Fund were generally equal to or lower than the fees it charged to its other advisory or sub-advisory clients, as applicable, to manage comparable mutual funds, private funds, and separate accounts. The Board noted that although certain Sub-Advisers charged lower fees to other mutual funds advised by the Sub-Advisers, those funds were significantly larger than the Fixed Income Opportunities Fund. The Trustees noted that the Adviser pays all sub-advisory fees out of its advisory fee. The Board also noted that the Adviser evaluates each Sub-Adviser’s fees relative to those of its respective asset class peer groups in an effort to ensure that they are reasonable and appropriate in light of the services provided. In addition, the Board considered the different advisory and sub-advisory fee splits of the Fixed Income Opportunities Fund, and noted the Adviser’s beliefs that the fees paid to the Sub-Advisers are priced at competitive levels, and that the overall advisory fee, gross advisory fee and sub-advisory fees are fair and reasonable in light of the services provided to the Fund by the Adviser and the Sub-Advisers, as applicable.

The Board also considered the benefits received by each Sub-Adviser and its affiliates as a result of its relationship with the Fixed Income Opportunities Fund (other than the sub-advisory fee paid to the Sub-Adviser), including any research services made available to the Sub-Adviser by broker-dealers providing execution services to the Fund, the intangible benefits of the Sub-Adviser’s association with the Fund generally, and any favorable publicity arising in connection with the Fund’s performance.

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Conclusion

Based on their review, including their consideration of each of the factors referred to above, the Board and the Independent Trustees concluded that the compensation payable to each Sub-Adviser pursuant to its respective sub-advisory agreement was fair and reasonable in light of the nature and quality of the services provided by each Sub-Adviser to the Fixed Income Opportunities Fund, and that it would be in the best interests of the Fund and its shareholders to renew the sub-advisory agreements with each of Alcentra Limited, Alcentra NY, Federated, Seix, and T. Rowe Price.

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THANK YOU

for your investment with City National Rochdale Funds. We value the trust you have placed in us to help you achieve your financial goals.

City National Rochdale®
AN RBC/CITY NATIONAL COMPANY

CNR-AR-001-2400

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Included under Item 7.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Included under Item 7.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 16. Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Items 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Items 18. Recovery of Erroneously Awarded Compensation.

(a) Not applicable.

(b) Not applicable.

Items 19. Exhibits.

(a)(1) Code of Ethics is attached hereto.

(a)(2) Not applicable.

(a)(3) A separate certification for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), are filed herewith.

(a)(4) Not applicable.

(a)(5) Not applicable.

(b) Officer certifications as required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	City National Rochdale Funds

By (Signature and Title)	/s/ Gregg Giaquinto
Gregg Giaquinto,
Principal Executive Officer

Date: December 5, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gregg Giaquinto
Gregg Giaquinto,
Principal Executive Officer

Date: December 5, 2025

By (Signature and Title)	/s/ Andrew Metzger
Andrew Metzger,
Principal Financial Officer

Date: December 5, 2025